UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Michael G. Clarke

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: Last Day of October

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

Columbia Intermediate Duration Municipal Bond Fund

Class A | LITAX

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Columbia Intermediate Duration Municipal Bond Fund (the Fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$29	0.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,501,713,089
Total number of portfolio holdings	566
Portfolio turnover for the reporting period	5%

Columbia Intermediate Duration Municipal Bond Fund | Class A | SSR167-01_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States/Territories

Table Summary
Illinois	12.3%
New York	9.2%
California	8.9%
Texas	7.0%
Florida	5.2%
New Jersey	4.8%
Pennsylvania	4.3%
Arizona	3.9%
Massachusetts	3.7%
Alabama	3.3%

Asset Categories

Table Summary
Municipal Bonds	98.7%
Other	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Intermediate Duration Municipal Bond Fund | Class A | SSR167-01_(06/26) |

Columbia Intermediate Duration Municipal Bond Fund

Class C | LITCX

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Columbia Intermediate Duration Municipal Bond Fund (the Fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$59	1.19%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,501,713,089
Total number of portfolio holdings	566
Portfolio turnover for the reporting period	5%

Columbia Intermediate Duration Municipal Bond Fund | Class C | SSR167-04_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States/Territories

Table Summary
Illinois	12.3%
New York	9.2%
California	8.9%
Texas	7.0%
Florida	5.2%
New Jersey	4.8%
Pennsylvania	4.3%
Arizona	3.9%
Massachusetts	3.7%
Alabama	3.3%

Asset Categories

Table Summary
Municipal Bonds	98.7%
Other	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Intermediate Duration Municipal Bond Fund | Class C | SSR167-04_(06/26) |

Columbia Intermediate Duration Municipal Bond Fund

Class S | SETDX

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Columbia Intermediate Duration Municipal Bond Fund (the Fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$19	0.39%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,501,713,089
Total number of portfolio holdings	566
Portfolio turnover for the reporting period	5%

Columbia Intermediate Duration Municipal Bond Fund | Class S | SSR167-16_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States/Territories

Table Summary
Illinois	12.3%
New York	9.2%
California	8.9%
Texas	7.0%
Florida	5.2%
New Jersey	4.8%
Pennsylvania	4.3%
Arizona	3.9%
Massachusetts	3.7%
Alabama	3.3%

Asset Categories

Table Summary
Municipal Bonds	98.7%
Other	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Intermediate Duration Municipal Bond Fund | Class S | SSR167-16_(06/26) |

Columbia Intermediate Duration Municipal Bond Fund

Institutional 2 Class | CTMRX

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Columbia Intermediate Duration Municipal Bond Fund (the Fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$16	0.33%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,501,713,089
Total number of portfolio holdings	566
Portfolio turnover for the reporting period	5%

Columbia Intermediate Duration Municipal Bond Fund | Institutional 2 Class | SSR167-15_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States/Territories

Table Summary
Illinois	12.3%
New York	9.2%
California	8.9%
Texas	7.0%
Florida	5.2%
New Jersey	4.8%
Pennsylvania	4.3%
Arizona	3.9%
Massachusetts	3.7%
Alabama	3.3%

Asset Categories

Table Summary
Municipal Bonds	98.7%
Other	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Intermediate Duration Municipal Bond Fund | Institutional 2 Class | SSR167-15_(06/26) |

Columbia Intermediate Duration Municipal Bond Fund

Institutional 3 Class | CIMYX

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Columbia Intermediate Duration Municipal Bond Fund (the Fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$14	0.29%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,501,713,089
Total number of portfolio holdings	566
Portfolio turnover for the reporting period	5%

Columbia Intermediate Duration Municipal Bond Fund | Institutional 3 Class | SSR167-17_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States/Territories

Table Summary
Illinois	12.3%
New York	9.2%
California	8.9%
Texas	7.0%
Florida	5.2%
New Jersey	4.8%
Pennsylvania	4.3%
Arizona	3.9%
Massachusetts	3.7%
Alabama	3.3%

Asset Categories

Table Summary
Municipal Bonds	98.7%
Other	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Intermediate Duration Municipal Bond Fund | Institutional 3 Class | SSR167-17_(06/26) |

Columbia Intermediate Duration Municipal Bond Fund

Institutional Class | SETMX

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Columbia Intermediate Duration Municipal Bond Fund (the Fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$19	0.39%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,501,713,089
Total number of portfolio holdings	566
Portfolio turnover for the reporting period	5%

Columbia Intermediate Duration Municipal Bond Fund | Institutional Class | SSR167-08_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States/Territories

Table Summary
Illinois	12.3%
New York	9.2%
California	8.9%
Texas	7.0%
Florida	5.2%
New Jersey	4.8%
Pennsylvania	4.3%
Arizona	3.9%
Massachusetts	3.7%
Alabama	3.3%

Asset Categories

Table Summary
Municipal Bonds	98.7%
Other	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Intermediate Duration Municipal Bond Fund | Institutional Class | SSR167-08_(06/26) |

Columbia Massachusetts Intermediate Municipal Bond Fund

Class A | LMIAX

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Columbia Massachusetts Intermediate Municipal Bond Fund (the Fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$40	0.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$67,202,389
Total number of portfolio holdings	62
Portfolio turnover for the reporting period	4%

Columbia Massachusetts Intermediate Municipal Bond Fund | Class A | SSR191-01_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Massachusetts Bay Transportation Authority 0.000% 07/01/2032	6.2%
Massachusetts State College Building Authority 0.000% 05/01/2028	5.6%
Commonwealth of Massachusetts 5.000% 12/01/2030	4.5%
Massachusetts Bay Transportation Authority 0.000% 07/01/2029	4.1%
Massachusetts Development Finance Agency 5.000% 10/01/2036	2.4%
Massachusetts Development Finance Agency 5.000% 11/15/2033	2.3%
Massachusetts Development Finance Agency 4.000% 01/01/2031	2.3%
Massachusetts Development Finance Agency 4.000% 10/01/2032	2.2%
Massachusetts Development Finance Agency 5.000% 10/01/2033	1.8%
Massachusetts Development Finance Agency 5.000% 10/01/2036	1.8%

Asset Categories

Table Summary
Municipal Bonds	97.3%
Floating Rate Notes	2.1%
Other	0.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Massachusetts Intermediate Municipal Bond Fund | Class A | SSR191-01_(06/26) |

Columbia Massachusetts Intermediate Municipal Bond Fund

Institutional 3 Class | CMMYX

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Columbia Massachusetts Intermediate Municipal Bond Fund (the Fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$23	0.47%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$67,202,389
Total number of portfolio holdings	62
Portfolio turnover for the reporting period	4%

Columbia Massachusetts Intermediate Municipal Bond Fund | Institutional 3 Class | SSR191-17_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Massachusetts Bay Transportation Authority 0.000% 07/01/2032	6.2%
Massachusetts State College Building Authority 0.000% 05/01/2028	5.6%
Commonwealth of Massachusetts 5.000% 12/01/2030	4.5%
Massachusetts Bay Transportation Authority 0.000% 07/01/2029	4.1%
Massachusetts Development Finance Agency 5.000% 10/01/2036	2.4%
Massachusetts Development Finance Agency 5.000% 11/15/2033	2.3%
Massachusetts Development Finance Agency 4.000% 01/01/2031	2.3%
Massachusetts Development Finance Agency 4.000% 10/01/2032	2.2%
Massachusetts Development Finance Agency 5.000% 10/01/2033	1.8%
Massachusetts Development Finance Agency 5.000% 10/01/2036	1.8%

Asset Categories

Table Summary
Municipal Bonds	97.3%
Floating Rate Notes	2.1%
Other	0.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Massachusetts Intermediate Municipal Bond Fund | Institutional 3 Class | SSR191-17_(06/26) |

Columbia Massachusetts Intermediate Municipal Bond Fund

Institutional Class | SEMAX

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Columbia Massachusetts Intermediate Municipal Bond Fund (the Fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$28	0.56%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$67,202,389
Total number of portfolio holdings	62
Portfolio turnover for the reporting period	4%

Columbia Massachusetts Intermediate Municipal Bond Fund | Institutional Class | SSR191-08_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Massachusetts Bay Transportation Authority 0.000% 07/01/2032	6.2%
Massachusetts State College Building Authority 0.000% 05/01/2028	5.6%
Commonwealth of Massachusetts 5.000% 12/01/2030	4.5%
Massachusetts Bay Transportation Authority 0.000% 07/01/2029	4.1%
Massachusetts Development Finance Agency 5.000% 10/01/2036	2.4%
Massachusetts Development Finance Agency 5.000% 11/15/2033	2.3%
Massachusetts Development Finance Agency 4.000% 01/01/2031	2.3%
Massachusetts Development Finance Agency 4.000% 10/01/2032	2.2%
Massachusetts Development Finance Agency 5.000% 10/01/2033	1.8%
Massachusetts Development Finance Agency 5.000% 10/01/2036	1.8%

Asset Categories

Table Summary
Municipal Bonds	97.3%
Floating Rate Notes	2.1%
Other	0.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Massachusetts Intermediate Municipal Bond Fund | Institutional Class | SSR191-08_(06/26) |

Columbia New York Intermediate Municipal Bond Fund

Class A | LNYAX

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Columbia New York Intermediate Municipal Bond Fund (the Fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$37	0.74%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$79,766,796
Total number of portfolio holdings	97
Portfolio turnover for the reporting period	4%

Columbia New York Intermediate Municipal Bond Fund | Class A | SSR204-01_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Metropolitan Transportation Authority 5.000% 11/15/2026	3.3%
Port Authority of New York & New Jersey 5.000% 07/15/2034	3.3%
Triborough Bridge & Tunnel Authority, Series B 5.000% 11/15/2031	2.8%
Long Island Power Authority 5.000% 09/01/2041	2.8%
City of Yonkers 5.000% 09/01/2028	2.7%
New York State Dormitory Authority 5.000% 07/01/2037	2.7%
New York City Transitional Finance Authority 5.000% 07/15/2036	2.6%
TSASC, Inc. 5.000% 06/01/2031	2.6%
City of Yonkers 5.000% 11/15/2028	2.3%
Triborough Bridge & Tunnel Authority 5.000% 05/15/2042	2.1%

Asset Categories

Table Summary
Municipal Bonds	96.2%
Money Market Funds	2.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia New York Intermediate Municipal Bond Fund | Class A | SSR204-01_(06/26) |

Columbia New York Intermediate Municipal Bond Fund

Institutional 2 Class | CNYUX

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Columbia New York Intermediate Municipal Bond Fund (the Fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$22	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$79,766,796
Total number of portfolio holdings	97
Portfolio turnover for the reporting period	4%

Columbia New York Intermediate Municipal Bond Fund | Institutional 2 Class | SSR204-15_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Metropolitan Transportation Authority 5.000% 11/15/2026	3.3%
Port Authority of New York & New Jersey 5.000% 07/15/2034	3.3%
Triborough Bridge & Tunnel Authority, Series B 5.000% 11/15/2031	2.8%
Long Island Power Authority 5.000% 09/01/2041	2.8%
City of Yonkers 5.000% 09/01/2028	2.7%
New York State Dormitory Authority 5.000% 07/01/2037	2.7%
New York City Transitional Finance Authority 5.000% 07/15/2036	2.6%
TSASC, Inc. 5.000% 06/01/2031	2.6%
City of Yonkers 5.000% 11/15/2028	2.3%
Triborough Bridge & Tunnel Authority 5.000% 05/15/2042	2.1%

Asset Categories

Table Summary
Municipal Bonds	96.2%
Money Market Funds	2.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia New York Intermediate Municipal Bond Fund | Institutional 2 Class | SSR204-15_(06/26) |

Columbia New York Intermediate Municipal Bond Fund

Institutional 3 Class | CNYYX

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Columbia New York Intermediate Municipal Bond Fund (the Fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$20	0.40%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$79,766,796
Total number of portfolio holdings	97
Portfolio turnover for the reporting period	4%

Columbia New York Intermediate Municipal Bond Fund | Institutional 3 Class | SSR204-17_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Metropolitan Transportation Authority 5.000% 11/15/2026	3.3%
Port Authority of New York & New Jersey 5.000% 07/15/2034	3.3%
Triborough Bridge & Tunnel Authority, Series B 5.000% 11/15/2031	2.8%
Long Island Power Authority 5.000% 09/01/2041	2.8%
City of Yonkers 5.000% 09/01/2028	2.7%
New York State Dormitory Authority 5.000% 07/01/2037	2.7%
New York City Transitional Finance Authority 5.000% 07/15/2036	2.6%
TSASC, Inc. 5.000% 06/01/2031	2.6%
City of Yonkers 5.000% 11/15/2028	2.3%
Triborough Bridge & Tunnel Authority 5.000% 05/15/2042	2.1%

Asset Categories

Table Summary
Municipal Bonds	96.2%
Money Market Funds	2.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia New York Intermediate Municipal Bond Fund | Institutional 3 Class | SSR204-17_(06/26) |

Columbia New York Intermediate Municipal Bond Fund

Institutional Class | GNYTX

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Columbia New York Intermediate Municipal Bond Fund (the Fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$24	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$79,766,796
Total number of portfolio holdings	97
Portfolio turnover for the reporting period	4%

Columbia New York Intermediate Municipal Bond Fund | Institutional Class | SSR204-08_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Metropolitan Transportation Authority 5.000% 11/15/2026	3.3%
Port Authority of New York & New Jersey 5.000% 07/15/2034	3.3%
Triborough Bridge & Tunnel Authority, Series B 5.000% 11/15/2031	2.8%
Long Island Power Authority 5.000% 09/01/2041	2.8%
City of Yonkers 5.000% 09/01/2028	2.7%
New York State Dormitory Authority 5.000% 07/01/2037	2.7%
New York City Transitional Finance Authority 5.000% 07/15/2036	2.6%
TSASC, Inc. 5.000% 06/01/2031	2.6%
City of Yonkers 5.000% 11/15/2028	2.3%
Triborough Bridge & Tunnel Authority 5.000% 05/15/2042	2.1%

Asset Categories

Table Summary
Municipal Bonds	96.2%
Money Market Funds	2.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia New York Intermediate Municipal Bond Fund | Institutional Class | SSR204-08_(06/26) |

Columbia Strategic California Municipal Income Fund

Class A | CLMPX

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Columbia Strategic California Municipal Income Fund (the Fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$37	0.74%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$304,154,647
Total number of portfolio holdings	158
Portfolio turnover for the reporting period	7%

Columbia Strategic California Municipal Income Fund | Class A | SSR123-01_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
California Community Choice Financing Authority, Series 2023 5.000% 02/01/2054	2.4%
Puerto Rico Sales Tax Financing Corp., Series 2018A-1 0.000% 07/01/2046	1.7%
Inland Valley Development Agency, Series 2014A 5.000% 09/01/2044	1.7%
Puerto Rico Sales Tax Financing Corp., Series 2019A-1 5.000% 07/01/2058	1.6%
California Statewide Communities Development Authority, Series 2018 4.000% 03/01/2042	1.5%
Manteca Unified School District, Series 2006 0.000% 08/01/2032	1.5%
East County Advanced Water Purification Joint Powers Authority, Series 2024 3.125% 09/01/2026	1.5%
New York City Water & Sewer System, Series 2013 3.400% 06/15/2050	1.4%
Cerritos Community College District, Series 2019C 3.000% 08/01/2044	1.4%
California Municipal Finance Authority, Series 2021 4.000% 10/01/2046	1.4%

Asset Categories

Table Summary
Municipal Bonds	94.3%
Floating Rate Notes	3.0%
Money Market Funds	1.3%
Other	0.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Strategic California Municipal Income Fund | Class A | SSR123-01_(06/26) |

Columbia Strategic California Municipal Income Fund

Class C | CCAOX

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Columbia Strategic California Municipal Income Fund (the Fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$62	1.24%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$304,154,647
Total number of portfolio holdings	158
Portfolio turnover for the reporting period	7%

Columbia Strategic California Municipal Income Fund | Class C | SSR123-04_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
California Community Choice Financing Authority, Series 2023 5.000% 02/01/2054	2.4%
Puerto Rico Sales Tax Financing Corp., Series 2018A-1 0.000% 07/01/2046	1.7%
Inland Valley Development Agency, Series 2014A 5.000% 09/01/2044	1.7%
Puerto Rico Sales Tax Financing Corp., Series 2019A-1 5.000% 07/01/2058	1.6%
California Statewide Communities Development Authority, Series 2018 4.000% 03/01/2042	1.5%
Manteca Unified School District, Series 2006 0.000% 08/01/2032	1.5%
East County Advanced Water Purification Joint Powers Authority, Series 2024 3.125% 09/01/2026	1.5%
New York City Water & Sewer System, Series 2013 3.400% 06/15/2050	1.4%
Cerritos Community College District, Series 2019C 3.000% 08/01/2044	1.4%
California Municipal Finance Authority, Series 2021 4.000% 10/01/2046	1.4%

Asset Categories

Table Summary
Municipal Bonds	94.3%
Floating Rate Notes	3.0%
Money Market Funds	1.3%
Other	0.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Strategic California Municipal Income Fund | Class C | SSR123-04_(06/26) |

Columbia Strategic California Municipal Income Fund

Institutional 2 Class | CCAUX

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Columbia Strategic California Municipal Income Fund (the Fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$25	0.51%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$304,154,647
Total number of portfolio holdings	158
Portfolio turnover for the reporting period	7%

Columbia Strategic California Municipal Income Fund | Institutional 2 Class | SSR123-15_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
California Community Choice Financing Authority, Series 2023 5.000% 02/01/2054	2.4%
Puerto Rico Sales Tax Financing Corp., Series 2018A-1 0.000% 07/01/2046	1.7%
Inland Valley Development Agency, Series 2014A 5.000% 09/01/2044	1.7%
Puerto Rico Sales Tax Financing Corp., Series 2019A-1 5.000% 07/01/2058	1.6%
California Statewide Communities Development Authority, Series 2018 4.000% 03/01/2042	1.5%
Manteca Unified School District, Series 2006 0.000% 08/01/2032	1.5%
East County Advanced Water Purification Joint Powers Authority, Series 2024 3.125% 09/01/2026	1.5%
New York City Water & Sewer System, Series 2013 3.400% 06/15/2050	1.4%
Cerritos Community College District, Series 2019C 3.000% 08/01/2044	1.4%
California Municipal Finance Authority, Series 2021 4.000% 10/01/2046	1.4%

Asset Categories

Table Summary
Municipal Bonds	94.3%
Floating Rate Notes	3.0%
Money Market Funds	1.3%
Other	0.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Strategic California Municipal Income Fund | Institutional 2 Class | SSR123-15_(06/26) |

Columbia Strategic California Municipal Income Fund

Institutional 3 Class | CCXYX

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Columbia Strategic California Municipal Income Fund (the Fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$24	0.48%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$304,154,647
Total number of portfolio holdings	158
Portfolio turnover for the reporting period	7%

Columbia Strategic California Municipal Income Fund | Institutional 3 Class | SSR123-17_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
California Community Choice Financing Authority, Series 2023 5.000% 02/01/2054	2.4%
Puerto Rico Sales Tax Financing Corp., Series 2018A-1 0.000% 07/01/2046	1.7%
Inland Valley Development Agency, Series 2014A 5.000% 09/01/2044	1.7%
Puerto Rico Sales Tax Financing Corp., Series 2019A-1 5.000% 07/01/2058	1.6%
California Statewide Communities Development Authority, Series 2018 4.000% 03/01/2042	1.5%
Manteca Unified School District, Series 2006 0.000% 08/01/2032	1.5%
East County Advanced Water Purification Joint Powers Authority, Series 2024 3.125% 09/01/2026	1.5%
New York City Water & Sewer System, Series 2013 3.400% 06/15/2050	1.4%
Cerritos Community College District, Series 2019C 3.000% 08/01/2044	1.4%
California Municipal Finance Authority, Series 2021 4.000% 10/01/2046	1.4%

Asset Categories

Table Summary
Municipal Bonds	94.3%
Floating Rate Notes	3.0%
Money Market Funds	1.3%
Other	0.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Strategic California Municipal Income Fund | Institutional 3 Class | SSR123-17_(06/26) |

Columbia Strategic California Municipal Income Fund

Institutional Class | CCAZX

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Columbia Strategic California Municipal Income Fund (the Fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$27	0.54%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$304,154,647
Total number of portfolio holdings	158
Portfolio turnover for the reporting period	7%

Columbia Strategic California Municipal Income Fund | Institutional Class | SSR123-08_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
California Community Choice Financing Authority, Series 2023 5.000% 02/01/2054	2.4%
Puerto Rico Sales Tax Financing Corp., Series 2018A-1 0.000% 07/01/2046	1.7%
Inland Valley Development Agency, Series 2014A 5.000% 09/01/2044	1.7%
Puerto Rico Sales Tax Financing Corp., Series 2019A-1 5.000% 07/01/2058	1.6%
California Statewide Communities Development Authority, Series 2018 4.000% 03/01/2042	1.5%
Manteca Unified School District, Series 2006 0.000% 08/01/2032	1.5%
East County Advanced Water Purification Joint Powers Authority, Series 2024 3.125% 09/01/2026	1.5%
New York City Water & Sewer System, Series 2013 3.400% 06/15/2050	1.4%
Cerritos Community College District, Series 2019C 3.000% 08/01/2044	1.4%
California Municipal Finance Authority, Series 2021 4.000% 10/01/2046	1.4%

Asset Categories

Table Summary
Municipal Bonds	94.3%
Floating Rate Notes	3.0%
Money Market Funds	1.3%
Other	0.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Strategic California Municipal Income Fund | Institutional Class | SSR123-08_(06/26) |

Columbia Strategic New York Municipal Income Fund

Class A | COLNX

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Columbia Strategic New York Municipal Income Fund (the Fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$38	0.76%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$113,663,606
Total number of portfolio holdings	100
Portfolio turnover for the reporting period	4%

Columbia Strategic New York Municipal Income Fund | Class A | SSR205-01_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
New York City Municipal Water Finance Authority 5.250% 06/15/2055	2.8%
Triborough Bridge & Tunnel Authority 5.250% 05/15/2064	2.7%
TSASC, Inc. 5.000% 06/01/2041	2.7%
New York Transportation Development Corp. 5.375% 06/30/2060	2.6%
City of New York 4.000% 09/01/2046	2.5%
New York City Transitional Finance Authority 4.000% 08/01/2048	2.4%
Port Authority of New York & New Jersey 6.125% 06/01/2094	2.0%
Triborough Bridge & Tunnel Authority 5.500% 05/15/2063	1.8%
New York City Municipal Water Finance Authority 5.250% 06/15/2053	1.8%
New York State Dormitory Authority 5.250% 10/01/2049	1.8%

Asset Categories

Table Summary
Municipal Bonds	95.2%
Money Market Funds	3.1%
Other	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Strategic New York Municipal Income Fund | Class A | SSR205-01_(06/26) |

Columbia Strategic New York Municipal Income Fund

Class C | CNYCX

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Columbia Strategic New York Municipal Income Fund (the Fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$60	1.21%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$113,663,606
Total number of portfolio holdings	100
Portfolio turnover for the reporting period	4%

Columbia Strategic New York Municipal Income Fund | Class C | SSR205-04_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
New York City Municipal Water Finance Authority 5.250% 06/15/2055	2.8%
Triborough Bridge & Tunnel Authority 5.250% 05/15/2064	2.7%
TSASC, Inc. 5.000% 06/01/2041	2.7%
New York Transportation Development Corp. 5.375% 06/30/2060	2.6%
City of New York 4.000% 09/01/2046	2.5%
New York City Transitional Finance Authority 4.000% 08/01/2048	2.4%
Port Authority of New York & New Jersey 6.125% 06/01/2094	2.0%
Triborough Bridge & Tunnel Authority 5.500% 05/15/2063	1.8%
New York City Municipal Water Finance Authority 5.250% 06/15/2053	1.8%
New York State Dormitory Authority 5.250% 10/01/2049	1.8%

Asset Categories

Table Summary
Municipal Bonds	95.2%
Money Market Funds	3.1%
Other	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Strategic New York Municipal Income Fund | Class C | SSR205-04_(06/26) |

Columbia Strategic New York Municipal Income Fund

Institutional 2 Class | CNYRX

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Columbia Strategic New York Municipal Income Fund (the Fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$24	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$113,663,606
Total number of portfolio holdings	100
Portfolio turnover for the reporting period	4%

Columbia Strategic New York Municipal Income Fund | Institutional 2 Class | SSR205-15_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
New York City Municipal Water Finance Authority 5.250% 06/15/2055	2.8%
Triborough Bridge & Tunnel Authority 5.250% 05/15/2064	2.7%
TSASC, Inc. 5.000% 06/01/2041	2.7%
New York Transportation Development Corp. 5.375% 06/30/2060	2.6%
City of New York 4.000% 09/01/2046	2.5%
New York City Transitional Finance Authority 4.000% 08/01/2048	2.4%
Port Authority of New York & New Jersey 6.125% 06/01/2094	2.0%
Triborough Bridge & Tunnel Authority 5.500% 05/15/2063	1.8%
New York City Municipal Water Finance Authority 5.250% 06/15/2053	1.8%
New York State Dormitory Authority 5.250% 10/01/2049	1.8%

Asset Categories

Table Summary
Municipal Bonds	95.2%
Money Market Funds	3.1%
Other	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Strategic New York Municipal Income Fund | Institutional 2 Class | SSR205-15_(06/26) |

Columbia Strategic New York Municipal Income Fund

Institutional 3 Class | CNTYX

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Columbia Strategic New York Municipal Income Fund (the Fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$22	0.43%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$113,663,606
Total number of portfolio holdings	100
Portfolio turnover for the reporting period	4%

Columbia Strategic New York Municipal Income Fund | Institutional 3 Class | SSR205-17_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
New York City Municipal Water Finance Authority 5.250% 06/15/2055	2.8%
Triborough Bridge & Tunnel Authority 5.250% 05/15/2064	2.7%
TSASC, Inc. 5.000% 06/01/2041	2.7%
New York Transportation Development Corp. 5.375% 06/30/2060	2.6%
City of New York 4.000% 09/01/2046	2.5%
New York City Transitional Finance Authority 4.000% 08/01/2048	2.4%
Port Authority of New York & New Jersey 6.125% 06/01/2094	2.0%
Triborough Bridge & Tunnel Authority 5.500% 05/15/2063	1.8%
New York City Municipal Water Finance Authority 5.250% 06/15/2053	1.8%
New York State Dormitory Authority 5.250% 10/01/2049	1.8%

Asset Categories

Table Summary
Municipal Bonds	95.2%
Money Market Funds	3.1%
Other	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Strategic New York Municipal Income Fund | Institutional 3 Class | SSR205-17_(06/26) |

Columbia Strategic New York Municipal Income Fund

Institutional Class | CNYZX

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Columbia Strategic New York Municipal Income Fund (the Fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$25	0.51%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$113,663,606
Total number of portfolio holdings	100
Portfolio turnover for the reporting period	4%

Columbia Strategic New York Municipal Income Fund | Institutional Class | SSR205-08_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
New York City Municipal Water Finance Authority 5.250% 06/15/2055	2.8%
Triborough Bridge & Tunnel Authority 5.250% 05/15/2064	2.7%
TSASC, Inc. 5.000% 06/01/2041	2.7%
New York Transportation Development Corp. 5.375% 06/30/2060	2.6%
City of New York 4.000% 09/01/2046	2.5%
New York City Transitional Finance Authority 4.000% 08/01/2048	2.4%
Port Authority of New York & New Jersey 6.125% 06/01/2094	2.0%
Triborough Bridge & Tunnel Authority 5.500% 05/15/2063	1.8%
New York City Municipal Water Finance Authority 5.250% 06/15/2053	1.8%
New York State Dormitory Authority 5.250% 10/01/2049	1.8%

Asset Categories

Table Summary
Municipal Bonds	95.2%
Money Market Funds	3.1%
Other	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Strategic New York Municipal Income Fund | Institutional Class | SSR205-08_(06/26) |

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Strategic California Municipal Income Fund
Semi-Annual Financial Statements and Additional Information
April 30, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Strategic California Municipal Income Fund | 2026

Portfolio of Investments
April 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 3.0%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 3.0%
City of New York(a),(b)
Unlimited General Obligation Bonds
Series 2016 (Landesbank Hessen-Thüringen)
08/01/2044	3.400%	1,000,000	1,000,000
Subordinated Series 2014I-2 (JPMorgan Chase Bank)
03/01/2040	3.400%	2,865,000	2,865,000
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2015 (JPMorgan Chase Bank)
02/01/2045	3.400%	1,100,000	1,100,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	3.400%	4,250,000	4,250,000
Total			9,215,000
Total Floating Rate Notes (Cost $9,215,000)			9,215,000

Municipal Bonds 94.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 4.7%
City of Los Angeles Department of Airports(c)
Refunding Revenue Bonds
Subordinated Series 2025
05/15/2055	5.500%	3,000,000	3,197,352
San Diego County Regional Airport Authority(c)
Revenue Bonds
Private Activity
Series 2023
07/01/2048	5.000%	2,500,000	2,549,288
Series 2025
07/01/2055	5.500%	3,000,000	3,194,841
San Francisco City & County Airport Commission-San Francisco International Airport(c)
Refunding Revenue Bonds
Second Series 2023C
05/01/2048	5.750%	3,000,000	3,237,605
Series 2024-2
05/01/2049	5.250%	1,000,000	1,047,489
Revenue Bonds
Series 2025D
05/01/2055	5.500%	1,000,000	1,061,792
Total			14,288,367
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Charter Schools 9.9%
California Infrastructure & Economic Development Bank
Revenue Bonds
Equitable School Revolving Fund
Series 2022
11/01/2057	5.000%	3,000,000	3,021,065
California Public Finance Authority
Revenue Bonds
Laverne Elementary Prep Academy Project
Series 2019
06/15/2039	5.000%	870,000	870,091
06/15/2049	5.000%	1,400,000	1,307,435
California School Finance Authority(d)
Refunding Revenue Bonds
Classical Academies Oceanside Project
Series 2022
10/01/2061	5.000%	3,500,000	3,231,969
Ivy Academia Project
Series 2021A
06/01/2061	4.000%	1,000,000	651,936
Revenue Bonds
Alliance College-Ready Public Schools
Series 2015
07/01/2035	5.000%	3,010,000	3,011,752
07/01/2045	5.000%	1,705,000	1,705,025
Aspire Public Schools
Series 2022
08/01/2061	5.000%	4,000,000	3,670,799
Girls Athletic Leadership School
Series 2021
06/01/2051	4.000%	1,000,000	729,998
06/01/2061	4.000%	2,890,000	1,971,785
Green Dot Public School Project
Series 2015A
08/01/2035	5.000%	1,510,000	1,510,572
Series 2018
08/01/2048	5.000%	1,750,000	1,697,288
Hawking Steam Charter School Project
Series 2022
07/01/2062	5.500%	1,775,000	1,777,778
KIPP Los Angeles Projects
Series 2015A
07/01/2045	5.000%	1,000,000	1,000,023
Larchmont Charter School Project
Series 2026
06/01/2065	6.250%	1,000,000	1,042,644
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund  | 2026
3

Portfolio of Investments (continued)
April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Orange Springs Obligated Group
Series 2026A
07/01/2056	5.750%	1,000,000	970,300
Revenue Notes
GAN Series 2025
12/01/2026	4.400%	2,000,000	2,002,660
Total			30,173,120
Disposal 1.5%
California Municipal Finance Authority(c)
Revenue Bonds
Republic Services, Inc.
Series 2024 (Mandatory Put 03/01/34)
03/01/2054	3.875%	3,900,000	3,907,041
California Municipal Finance Authority(b),(c)
Revenue Bonds
Republic Services, Inc. Project
Series 2023 (Mandatory Put 09/01/33)
09/01/2053	4.375%	750,000	779,878
Total			4,686,919
Higher Education 2.6%
California Educational Facilities Authority
Revenue Bonds
University of Southern California
Series 2025A
10/01/2055	5.000%	3,000,000	3,158,736
California Municipal Finance Authority(d)
Refunding Revenue Bonds
California Baptist University
Series 2025
11/01/2045	5.375%	1,075,000	1,108,757
11/01/2054	5.625%	1,250,000	1,272,909
University of California
Refunding Revenue Bonds
Series 2026CE
11/15/2041	5.000%	2,000,000	2,257,123
Total			7,797,525
Hospital 9.7%
California Health Facilities Financing Authority
Refunding Revenue Bonds
PIH Health
Series 2020A
06/01/2050	4.000%	2,500,000	2,211,843
Scripps Health
Series 2024A
11/15/2043	5.000%	2,000,000	2,200,708
11/15/2044	5.000%	2,000,000	2,185,227
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
El Camino Hospital
Series 2017
02/01/2047	5.000%	4,000,000	4,039,156
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	3,000,000	2,787,396
California Municipal Finance Authority
Revenue Bonds
Clinicas Del Camino Real, Inc.
Series 2020
03/01/2050	4.000%	2,000,000	1,650,969
California Public Finance Authority
Refunding Revenue Bonds
Henry Mayo Newhall Memorial Hospital
Series 2017
10/15/2047	5.000%	4,000,000	3,982,714
California Statewide Communities Development Authority
Refunding Revenue Bonds
Adventist Health System
Series 2018
03/01/2042	4.000%	5,000,000	4,570,158
Revenue Bonds
Loma Linda University Medical Center
Series 2014
12/01/2054	5.500%	2,660,000	2,660,588
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2042	4.000%	3,000,000	2,764,703
Washington Township Health Care District
Refunding Revenue Bonds
Series 2019A
07/01/2048	4.000%	500,000	410,157
Total			29,463,619
Human Service Provider 0.7%
California Municipal Finance Authority
Refunding Revenue Bonds
Harbor Regional Center Project
Series 2015
11/01/2039	5.000%	2,000,000	2,002,247
Local Appropriation 1.9%
Municipal Improvement Corp. of Los Angeles
Revenue Bonds
Los Angeles Convention Center
Series 2025
05/01/2047	5.000%	2,000,000	2,107,128
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Strategic California Municipal Income Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sacramento City Schools Joint Powers Financing Authority
Refunding Revenue Bonds
Series 2006A (BAM)
03/01/2040	5.000%	2,000,000	2,001,825
San Diego Public Facilities Financing Authority
Refunding Revenue Bonds
Series 2025A
10/15/2050	5.000%	1,500,000	1,584,685
Total			5,693,638
Local General Obligation 11.9%
Alameda Unified School District-Alameda County
Unlimited General Obligation Bonds
Election of 2014
Series 2019C
08/01/2042	3.000%	1,000,000	845,362
Carlsbad Unified School District
Unlimited General Obligation Bonds
Election of 2018
Series 2019A
08/01/2048	3.125%	2,750,000	2,183,304
Series 2021B
08/01/2050	2.375%	3,000,000	1,900,680
Cerritos Community College District
Unlimited General Obligation Bonds
Series 2019C
08/01/2044	3.000%	5,000,000	4,210,666
Desert Community College District
Unlimited General Obligation Bonds
Election of 2016
Series 2024
08/01/2051	4.000%	2,750,000	2,604,490
East Side Union High School District
Unlimited General Obligation Refunding Bonds
Series 2003B (NPFGC)
08/01/2026	5.250%	360,000	362,628
Long Beach Community College District
Unlimited General Obligation Bonds
Series 2025E
08/01/2052	5.000%	1,500,000	1,585,241
Long Beach Unified School District(e)
Unlimited General Obligation Bonds
Series 2015D-1
08/01/2032	0.000%	1,500,000	1,164,126
Los Angeles Unified School District
Unlimited General Obligation Bonds
Sustainable Bonds
Series 2024-QRR
07/01/2049	4.000%	2,500,000	2,368,211
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Manteca Unified School District(e)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2004
Series 2006 (NPFGC)
08/01/2032	0.000%	5,440,000	4,511,442
Mt San Antonio Community College District
Unlimited General Obligation Bonds
Election of 2024
Series 2025A
08/01/2055	5.250%	1,000,000	1,077,349
Pomona Unified School District(e)
Unlimited General Obligation Bonds
Series 2016G (AGM)
08/01/2033	0.000%	1,000,000	765,418
08/01/2034	0.000%	1,610,000	1,177,557
Poway Unified School District(e)
Unlimited General Obligation Bonds
Improvement District No. 2007-1-A
Series 2009
08/01/2030	0.000%	2,295,000	2,045,395
San Diego Community College District
Unlimited General Obligation Bonds
Series 2025A-1
08/01/2050	4.000%	4,000,000	3,869,262
San Diego Unified School District
Unlimited General Obligation Bonds
Series 2019B
07/01/2048	3.250%	5,000,000	4,111,021
Sierra Kings Health Care District
Unlimited General Obligation Refunding Bonds
Series 2015
08/01/2037	5.000%	1,500,000	1,500,682
Total			36,282,834
Multi-Family 10.9%
California Community Housing Agency(d)
Revenue Bonds
Junior Bonds
Series 2021A-2
02/01/2043	4.000%	2,700,000	2,532,520
California Municipal Finance Authority
Refunding Revenue Bonds
Caritas Projects
Series 2017A
08/15/2042	4.000%	1,000,000	943,351
Series 2024
08/15/2059	5.000%	2,645,000	2,653,230
Revenue Bonds
Bowles Hall Foundation
Series 2015A
06/01/2050	5.000%	1,250,000	1,248,515
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund  | 2026
5

Portfolio of Investments (continued)
April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
CMFA Special Finance Agency(d)
Revenue Bonds
Junior Bonds - Latitude33
Series 2021A
12/01/2045	4.000%	3,000,000	2,311,633
CMFA Special Finance Agency VIII(d)
Revenue Bonds
Elan Huntington Beach
Series 2021
08/01/2047	4.000%	1,775,000	1,645,255
CSCDA Community Improvement Authority(d)
Revenue Bonds
Jefferson-Anaheim Social Bonds
Series 2021
08/01/2056	3.125%	2,500,000	1,847,387
Parallel-Anaheim Social Bonds
Series 2021
08/01/2056	4.000%	1,760,000	1,579,804
Pasadena Portfolio Social Bonds
Series 2021
12/01/2056	3.000%	2,000,000	1,383,295
12/01/2056	4.000%	1,000,000	744,511
Social Bonds
Series 2021A-2
10/01/2056	4.000%	3,000,000	2,301,710
Social Bonds - Mezzanine Lien - 777 Place-Pomona
Series 2021
05/01/2057	4.000%	2,000,000	1,415,759
Social Bonds - Mezzanine Lien - Park Crossing Apartments
Series 2021
12/01/2048	4.000%	2,000,000	1,591,666
Social Bonds - Monterey Station-Pomona
Series 2021
07/01/2058	4.000%	2,000,000	1,203,602
The Link - Glendale Social Bonds
Subordinated Series 2021
07/01/2056	4.000%	3,500,000	2,679,512
Union South Bay Social Bonds
Series 2021
07/01/2056	4.000%	2,000,000	1,646,381
Federal Home Loan Mortgage Corp. Multifamily ML Certificates
Revenue Bonds
Series 2019-ML05
11/25/2033	3.350%	3,576,309	3,475,290
Freddie Mac Multifamily Certificates
Revenue Bonds
Series 2021-ML10 Class A (FHLMC)
06/25/2038	2.046%	2,339,781	1,924,677
Total			33,128,098
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Municipal Power 1.2%
Los Angeles Department of Water & Power
Refunding Revenue Bonds
Series 2025A
07/01/2028	5.000%	2,000,000	2,070,606
Puerto Rico Electric Power Authority(f),(g)
Revenue Bonds
Series 2010XX
07/01/2040	0.000%	465,000	327,825
Series 2012A
07/01/2042	0.000%	1,780,000	1,254,900
Total			3,653,331
Other Bond Issue 0.3%
California Municipal Finance Authority(c),(d),(h)
Revenue Bonds
Clay Lacy Aviation Facility
Series 2026
01/01/2055	6.000%	1,000,000	1,004,999
Ports 0.3%
Port of Los Angeles(c)
Refunding Revenue Bonds
Sustainable Bonds
Series 2024-2
08/01/2036	5.000%	250,000	276,577
08/01/2037	5.000%	250,000	275,363
08/01/2038	5.000%	200,000	219,232
Total			771,172
Prep School 1.2%
California Enterprise Development Authority
Revenue Bonds
Castilleja School Foundation Project
Series 2024
06/01/2054	4.000%	3,000,000	2,723,738
Milken Community School Project
Series 2026B
07/01/2036	5.000%	685,000	769,556
Total			3,493,294
Prepaid Gas 10.1%
California Community Choice Financing Authority
Revenue Bonds
Clean Energy Project
Series 2023 (Mandatory Put 04/01/30)
11/01/2054	5.250%	1,000,000	1,058,865
Series 2025
12/01/2035	5.000%	625,000	679,538
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Strategic California Municipal Income Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 03/01/31)
02/01/2054	5.000%	7,000,000	7,392,687
Series 2023 (Mandatory Put 08/01/29)
12/01/2053	5.000%	1,000,000	1,045,098
California Community Choice Financing Authority(b)
Revenue Bonds
Clean Energy Project
Series 2024 (Mandatory Put 12/01/32)
01/01/2055	5.000%	1,500,000	1,534,467
Series 2025 (Mandatory Put 07/01/34)
10/01/2055	5.000%	3,000,000	3,033,701
Series 2025 (Mandatory Put 11/01/35)
01/01/2056	5.000%	2,000,000	2,133,734
Clean Energy Project - Sustainable Bonds
Series 2025 (Mandatory Put 05/01/35)
10/01/2056	5.000%	1,000,000	1,071,553
Series 2025 (Mandatory Put 10/01/33)
12/01/2055	5.000%	3,000,000	3,143,515
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 11/01/30)
10/01/2054	5.500%	2,955,000	3,226,006
Series 2025A (Mandatory Put 05/01/35)
01/01/2056	5.000%	1,400,000	1,438,437
Sustainability Bonds
Series 2026A-1 (Mandatory Put 02/01/36)
04/01/2056	5.000%	500,000	535,686
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2034	7.000%	1,000,000	1,196,304
San Joaquin Valley Clean Energy Authority(b)
Revenue Bonds
Clean Energy Project
Series 2025 (Mandatory Put 07/01/35)
01/01/2056	5.500%	3,000,000	3,302,662
Total			30,792,253
Resource Recovery 0.0%
California Municipal Finance Authority(c),(d),(g)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	2,745,000	54,900
Retirement Communities 5.9%
California Health Facilities Financing Authority
Revenue Bonds
Episcopal Communities & Services
Series 2024
11/15/2058	5.250%	1,000,000	1,015,958
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Municipal Finance Authority
Refunding Revenue Bonds
HumanGood Obligation Group
Series 2019A
10/01/2044	4.000%	2,500,000	2,368,751
PRS-California Obligated Group Projects
Series 2024
04/01/2049	5.000%	1,000,000	1,017,302
04/01/2054	5.000%	1,540,000	1,553,524
Revenue Bonds
HumanGood California Obligated Group
Series 2021
10/01/2046	4.000%	4,580,000	4,185,123
California Public Finance Authority(d)
Revenue Bonds
The James
Series 2024A
06/01/2054	6.500%	1,500,000	1,424,270
California Public Finance Authority(b),(d)
Revenue Bonds
The Marisol
Series 2026A (Mandatory Put 04/01/33)
04/01/2066	5.100%	1,500,000	1,501,727
California Statewide Communities Development Authority
Refunding Revenue Bonds
Front Porch Communities & Services
Series 2017
04/01/2047	4.000%	1,750,000	1,557,216
Series 2021
04/01/2046	3.000%	1,000,000	771,983
Revenue Bonds
Odd Fellows Home of California Project
Series 2026
10/01/2032	2.850%	1,500,000	1,487,480
04/01/2056	5.000%	1,000,000	1,027,232
Total			17,910,566
Sales Tax 4.3%
Commonwealth of Puerto Rico(f),(i)
Revenue Notes
Series 2022
11/01/2051	0.000%	1,626,394	1,126,278
Subordinated Series 2022
11/01/2043	0.000%	713,211	484,983
Puerto Rico Sales Tax Financing Corp.(e),(f)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	14,600,000	5,204,075
07/01/2051	0.000%	5,000,000	1,304,386
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund  | 2026
7

Portfolio of Investments (continued)
April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico Sales Tax Financing Corp.(f)
Revenue Bonds
Series 2019A-1
07/01/2058	5.000%	5,000,000	4,856,525
Total			12,976,247
Special Non Property Tax 0.9%
American Samoa Economic Development Authority(d)
Refunding Revenue Bonds
Series 2025A
09/01/2035	5.000%	1,200,000	1,251,498
City of Roseville
Special Tax Bonds
Amoruso Ranch Community Facilities District No. 1
Series 2024
09/01/2054	5.000%	1,500,000	1,495,734
Total			2,747,232
Special Property Tax 6.0%
Bakersfield Redevelopment Agency
Tax Allocation Bonds
Old Town Kern Pioneer
Series 2009A
08/01/2029	7.500%	650,000	652,012
Southeast Bakersfield
Series 2009B
08/01/2029	7.250%	305,000	305,896
California Municipal Finance Authority
Special Tax Bonds
Wildhawk North
Series 2024
09/01/2054	5.000%	1,500,000	1,504,110
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1(d)
Tax Allocation Bonds
Facilities Increment - Treasure Island
Series 2022
09/01/2052	5.000%	1,000,000	956,271
City of Dublin
Special Tax Bonds
Improvement Area No. 3
Series 2021
09/01/2045	4.000%	850,000	771,019
09/01/2051	4.000%	865,000	736,343
City of Sacramento
Special Tax Bonds
Greenbriar Community Facilities District No. 2018-03
Series 2024
09/01/2054	5.000%	1,000,000	1,006,813
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Inland Valley Development Agency
Refunding Tax Allocation Bonds
Series 2014A
09/01/2044	5.000%	5,000,000	5,043,846
Irvine Facilities Financing Authority
Special Tax Bonds
Irvine Great Park Infrastructure Project
Series 2023 (BAM)
09/01/2058	4.000%	1,000,000	903,447
Orange County Community Facilities District
Special Tax Bonds
Rienda Phase 2B
Series 2023
08/15/2053	5.500%	1,855,000	1,918,552
River Islands Public Financing Authority
Special Tax Refunding Bonds
Improvement Area No. 1
Series 2022A-1 (AGM)
09/01/2052	5.250%	1,000,000	1,051,770
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2014A
08/01/2043	5.000%	1,000,000	1,000,754
Santa Monica Redevelopment Agency
Tax Allocation Bonds
Earthquake Recovery Redevelopment
Series 2011
07/01/2036	5.875%	1,250,000	1,253,328
Tracy Community Facilities District
Special Tax Bonds
Series 2023
09/01/2053	5.875%	1,000,000	1,052,831
Total			18,156,992
State Appropriated 1.1%
California State Public Works Board
Revenue Bonds
May Lee State Office Complex
Series 2024
04/01/2049	5.000%	1,250,000	1,313,745
Various Capital Projects
Series 2026A
09/01/2046	5.000%	1,000,000	1,081,249
09/01/2048	5.000%	1,000,000	1,063,490
Total			3,458,484
State General Obligation 2.6%
State of California
Unlimited General Obligation Bonds
Series 2019
04/01/2045	3.250%	3,650,000	3,151,816
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Strategic California Municipal Income Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2025
03/01/2055	5.000%	3,000,000	3,161,631
08/01/2055	5.250%	1,500,000	1,614,720
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	2,000	2,004
Total			7,930,171
Turnpike / Bridge / Toll Road 4.3%
Foothill-Eastern Transportation Corridor Agency(e)
Refunding Revenue Bonds
Series 2015
01/15/2033	0.000%	5,000,000	4,037,973
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Subordinated Series 2019B-2
01/15/2053	3.500%	5,000,000	4,095,482
Riverside County Transportation Commission(e)
Revenue Bonds
Capital Appreciation - Senior Lien
Series 2013B
06/01/2032	0.000%	2,055,000	1,661,396
06/01/2033	0.000%	2,940,000	2,283,339
Unrefunded Revenue Bonds
Senior Lien
Series 2013
06/01/2029	0.000%	1,265,000	1,142,270
Total			13,220,460
Water & Sewer 2.3%
East County Advanced Water Purification Joint Powers Authority
Revenue Bonds
Sustainable Bonds
Series 2024
09/01/2026	3.125%	4,500,000	4,497,490
Puerto Rico Commonwealth Aqueduct & Sewer Authority(d),(f)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	2,425,000	2,406,904
Series 2022A
07/01/2047	4.000%	250,000	223,058
Total			7,127,452
Total Municipal Bonds (Cost $305,543,942)			286,813,920

Municipal Short Term 0.6%
Issue Description	Yield	Principal Amount ($)	Value ($)
Disposal 0.5%
California Pollution Control Financing Authority(b),(c),(d)
Refunding Revenue Bonds
Series 2024 (Mandatory Put 08/17/26)
07/01/2043	2.880%	1,500,000	1,497,643
Transportation 0.1%
California Infrastructure & Economic Development Bank(b),(c)
Revenue Bonds
Series 2025 (Mandatory Put 11/02/26)
01/01/2065	0.000%	470,000	272,600
Total Municipal Short Term (Cost $1,946,500)			1,770,243

Warrants 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Financial Services 0.0%
BL Train Holdings West LLC(j),(k),(l)	3,874	39
Total Financials		39
Total Warrants (Cost $1)		39

Money Market Funds 1.3%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 3.313%(m)	3,850,251	3,850,636
Total Money Market Funds (Cost $3,850,251)		3,850,636
Total Investments in Securities (Cost: $320,555,694)		301,649,838
Other Assets & Liabilities, Net		2,504,809
Net Assets		304,154,647
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund  | 2026
9

Portfolio of Investments (continued)
April 30, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2026.

(c)	Income from this security may be subject to alternative minimum tax.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2026, the total value of these securities amounted to $60,560,500, which represents 19.91% of total net assets.

(e)	Zero coupon bond.
(f)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2026, the total value of these securities amounted to $17,188,934, which represents 5.65% of total net assets.

(g)	Represents a security in default.
(h)	Represents a security purchased on a when-issued basis.
(i)	Coupon rate may change periodically and is determined by the issuer or agent bank based on current market conditions.
(j)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2026, the total value of these securities amounted to $39, which represents less than 0.01% of total net assets.

(k)	Non-income producing investment.
(l)	Valuation based on significant unobservable inputs.
(m)	The rate shown is the seven-day current annualized yield at April 30, 2026.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
FHLMC	Federal Home Loan Mortgage Corporation
GAN	Grant Anticipation Note
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Strategic California Municipal Income Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026 (Unaudited)
Fair value measurements   (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	9,215,000	—	9,215,000
Municipal Bonds	—	286,813,920	—	286,813,920
Municipal Short Term	—	1,770,243	—	1,770,243
Warrants
Financials	—	—	39	39
Total Warrants	—	—	39	39
Money Market Funds	3,850,636	—	—	3,850,636
Total Investments in Securities	3,850,636	297,799,163	39	301,649,838
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund  | 2026
11

Statement of Assets and Liabilities
April 30, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $320,555,694)	$301,649,838
Cash	28,580
Receivable for:
Capital shares sold	1,390,475
Dividends	12,148
Interest	3,340,046
Expense reimbursement due from Investment Manager	389
Prepaid expenses	1,374
Deferred compensation of board members	153,659
Total assets	306,576,509
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	950,840
Capital shares redeemed	315,565
Distributions to shareholders	901,410
Management services fees	3,893
Distribution and/or service fees	1,214
Transfer agent fees	13,789
Compensation of board members	805
Other expenses	24,454
Deferred compensation of board members	209,892
Total liabilities	2,421,862
Net assets applicable to outstanding capital stock	$304,154,647
Represented by
Paid in capital	369,527,523
Total distributable earnings (loss)	(65,372,876)
Total - representing net assets applicable to outstanding capital stock	$304,154,647
Class A
Net assets	$183,858,426
Shares outstanding	6,919,554
Net asset value per share	$26.57
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$27.39
Class C
Net assets	$10,824,622
Shares outstanding	407,385
Net asset value per share	$26.57
Institutional Class
Net assets	$91,459,453
Shares outstanding	3,440,614
Net asset value per share	$26.58
Institutional 2 Class
Net assets	$1,948,206
Shares outstanding	73,176
Net asset value per share	$26.62
Institutional 3 Class
Net assets	$16,063,940
Shares outstanding	601,056
Net asset value per share	$26.73
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Strategic California Municipal Income Fund  | 2026

Statement of Operations
Six Months Ended April 30, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$57,421
Interest	6,355,184
Total income	6,412,605
Expenses:
Management services fees	701,633
Distribution and/or service fees
Class A	186,618
Class C	38,536
Transfer agent fees
Class A	62,059
Class C	3,661
Institutional Class	28,051
Institutional 2 Class	556
Institutional 3 Class	300
Custodian fees	5,332
Printing and postage fees	8,938
Registration fees	11,723
Accounting services fees	16,224
Legal fees	14,117
Compensation of chief compliance officer	24
Compensation of board members	7,069
Deferred compensation of board members	2,919
Other	6,370
Total expenses	1,094,130
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(66,169)
Fees waived by transfer agent
Institutional 2 Class	(84)
Total net expenses	1,027,877
Net investment income	5,384,728
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(3,442,548)
Net realized loss	(3,442,548)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	1,355,089
Net change in unrealized appreciation (depreciation)	1,355,089
Net realized and unrealized loss	(2,087,459)
Net increase in net assets resulting from operations	$3,297,269
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund  | 2026
13

Statement of Changes in Net Assets

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations
Net investment income	$5,384,728	$11,640,140
Net realized loss	(3,442,548)	(9,008,153)
Net change in unrealized appreciation (depreciation)	1,355,089	4,697,300
Net increase in net assets resulting from operations	3,297,269	7,329,287
Distributions to shareholders
Net investment income and net realized gains
Class A	(3,304,680)	(7,401,061)
Advisor Class	—	(7,761)
Class C	(167,493)	(374,606)
Institutional Class	(1,577,455)	(3,217,685)
Institutional 2 Class	(38,182)	(64,703)
Institutional 3 Class	(290,224)	(581,812)
Total distributions to shareholders	(5,378,034)	(11,647,628)
Increase (decrease) in net assets from capital stock activity	188,466	(29,269,596)
Total decrease in net assets	(1,892,299)	(33,587,937)
Net assets at beginning of period	306,046,946	339,634,883
Net assets at end of period	$304,154,647	$306,046,946
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Strategic California Municipal Income Fund  | 2026

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	April 30, 2026 (Unaudited)		October 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	407,260	10,854,079	743,109	19,472,583
Distributions reinvested	107,829	2,872,376	241,859	6,382,826
Shares redeemed	(849,297)	(22,613,815)	(1,789,257)	(47,169,093)
Net decrease	(334,208)	(8,887,360)	(804,289)	(21,313,684)
Advisor Class
Shares sold	—	—	584	15,874
Shares redeemed	—	—	(130,668)	(3,556,769)
Net decrease	—	—	(130,084)	(3,540,895)
Class C
Shares sold	68,492	1,823,734	189,926	4,997,306
Distributions reinvested	6,096	162,410	13,391	353,446
Shares redeemed	(108,110)	(2,875,491)	(233,397)	(6,125,117)
Net decrease	(33,522)	(889,347)	(30,080)	(774,365)
Institutional Class
Shares sold	785,849	20,920,130	1,232,641	32,562,339
Distributions reinvested	50,232	1,338,502	101,762	2,686,828
Shares redeemed	(501,559)	(13,353,706)	(1,462,679)	(38,527,526)
Net increase (decrease)	334,522	8,904,926	(128,276)	(3,278,359)
Institutional 2 Class
Shares sold	3,048	81,255	38,472	1,005,443
Distributions reinvested	1,431	38,182	2,446	64,662
Shares redeemed	(12,144)	(323,313)	(28,237)	(748,725)
Net increase (decrease)	(7,665)	(203,876)	12,681	321,380
Institutional 3 Class
Shares sold	64,971	1,740,429	115,870	3,057,357
Distributions reinvested	4,192	112,302	7,378	195,784
Shares redeemed	(21,970)	(588,608)	(149,043)	(3,936,814)
Net increase (decrease)	47,193	1,264,123	(25,795)	(683,673)
Total net increase (decrease)	6,320	188,466	(1,105,843)	(29,269,596)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund  | 2026
15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 4/30/2026 (Unaudited)	$26.75	0.47	(0.18)	0.29	(0.47)	—	(0.47)
Year Ended 10/31/2025	$27.07	0.96	(0.32)	0.64	(0.96)	—	(0.96)
Year Ended 10/31/2024	$24.02	0.94	3.04	3.98	(0.93)	—	(0.93)
Year Ended 10/31/2023	$24.66	0.91	(0.64)	0.27	(0.91)	—	(0.91)
Year Ended 10/31/2022	$31.08	0.82	(6.34)	(5.52)	(0.82)	(0.08)	(0.90)
Year Ended 10/31/2021	$30.83	0.74	0.37	1.11	(0.74)	(0.12)	(0.86)
Class C
Six Months Ended 4/30/2026 (Unaudited)	$26.75	0.40	(0.18)	0.22	(0.40)	—	(0.40)
Year Ended 10/31/2025	$27.07	0.83	(0.32)	0.51	(0.83)	—	(0.83)
Year Ended 10/31/2024	$24.02	0.80	3.05	3.85	(0.80)	—	(0.80)
Year Ended 10/31/2023	$24.66	0.78	(0.64)	0.14	(0.78)	—	(0.78)
Year Ended 10/31/2022	$31.08	0.68	(6.34)	(5.66)	(0.68)	(0.08)	(0.76)
Year Ended 10/31/2021	$30.83	0.58	0.37	0.95	(0.58)	(0.12)	(0.70)
Institutional Class
Six Months Ended 4/30/2026 (Unaudited)	$26.76	0.50	(0.19)	0.31	(0.49)	—	(0.49)
Year Ended 10/31/2025	$27.08	1.01	(0.32)	0.69	(1.01)	—	(1.01)
Year Ended 10/31/2024	$24.03	0.99	3.05	4.04	(0.99)	—	(0.99)
Year Ended 10/31/2023	$24.67	0.96	(0.64)	0.32	(0.96)	—	(0.96)
Year Ended 10/31/2022	$31.09	0.87	(6.33)	(5.46)	(0.88)	(0.08)	(0.96)
Year Ended 10/31/2021	$30.85	0.80	0.36	1.16	(0.80)	(0.12)	(0.92)
Institutional 2 Class
Six Months Ended 4/30/2026 (Unaudited)	$26.81	0.50	(0.19)	0.31	(0.50)	—	(0.50)
Year Ended 10/31/2025	$27.12	1.02	(0.31)	0.71	(1.02)	—	(1.02)
Year Ended 10/31/2024	$24.07	0.99	3.05	4.04	(0.99)	—	(0.99)
Year Ended 10/31/2023	$24.71	0.97	(0.64)	0.33	(0.97)	—	(0.97)
Year Ended 10/31/2022	$31.14	0.89	(6.36)	(5.47)	(0.88)	(0.08)	(0.96)
Year Ended 10/31/2021	$30.89	0.81	0.37	1.18	(0.81)	(0.12)	(0.93)
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Strategic California Municipal Income Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 4/30/2026 (Unaudited)	$26.57	1.09%	0.78%	0.74%	3.55%	7%	$183,858
Year Ended 10/31/2025	$26.75	2.47%	0.79% (c)	0.74% (c),(d)	3.63%	20%	$194,052
Year Ended 10/31/2024	$27.07	16.69%	0.79% (c)	0.74% (c),(d)	3.50%	22%	$218,135
Year Ended 10/31/2023	$24.02	0.89%	0.77% (c)	0.73% (c),(d)	3.50%	24%	$209,811
Year Ended 10/31/2022	$24.66	(18.07% )	0.77% (c)	0.73% (c),(d)	2.88%	18%	$247,853
Year Ended 10/31/2021	$31.08	3.61%	0.80%	0.74% (d)	2.35%	14%	$346,280
Class C
Six Months Ended 4/30/2026 (Unaudited)	$26.57	0.84%	1.28%	1.24%	3.05%	7%	$10,825
Year Ended 10/31/2025	$26.75	1.96%	1.29% (c)	1.24% (c),(d)	3.13%	20%	$11,795
Year Ended 10/31/2024	$27.07	16.11%	1.29% (c)	1.24% (c),(d)	2.99%	22%	$12,750
Year Ended 10/31/2023	$24.02	0.38%	1.27% (c)	1.23% (c),(d)	3.00%	24%	$11,261
Year Ended 10/31/2022	$24.66	(18.48% )	1.37% (c)	1.23% (c),(d)	2.37%	18%	$12,701
Year Ended 10/31/2021	$31.08	3.09%	1.55%	1.24% (d)	1.86%	14%	$19,828
Institutional Class
Six Months Ended 4/30/2026 (Unaudited)	$26.58	1.19%	0.58%	0.54%	3.75%	7%	$91,459
Year Ended 10/31/2025	$26.76	2.67%	0.59% (c)	0.54% (c),(d)	3.83%	20%	$83,130
Year Ended 10/31/2024	$27.08	16.91%	0.59% (c)	0.54% (c),(d)	3.69%	22%	$87,594
Year Ended 10/31/2023	$24.03	1.09%	0.57% (c)	0.53% (c),(d)	3.69%	24%	$88,154
Year Ended 10/31/2022	$24.67	(17.90% )	0.55% (c)	0.53% (c),(d)	3.00%	18%	$139,361
Year Ended 10/31/2021	$31.09	3.78%	0.55%	0.54% (d)	2.54%	14%	$363,917
Institutional 2 Class
Six Months Ended 4/30/2026 (Unaudited)	$26.62	1.16%	0.57%	0.51%	3.77%	7%	$1,948
Year Ended 10/31/2025	$26.81	2.74%	0.58% (c)	0.51% (c)	3.85%	20%	$2,167
Year Ended 10/31/2024	$27.12	16.90%	0.58% (c)	0.53% (c)	3.70%	22%	$1,849
Year Ended 10/31/2023	$24.07	1.09%	0.56% (c)	0.53% (c)	3.66%	24%	$1,607
Year Ended 10/31/2022	$24.71	(17.89% )	0.54% (c)	0.52% (c)	3.09%	18%	$1,918
Year Ended 10/31/2021	$31.14	3.83%	0.54%	0.52%	2.57%	14%	$2,765
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund  | 2026
17

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 4/30/2026 (Unaudited)	$26.91	0.51	(0.18)	0.33	(0.51)	—	(0.51)
Year Ended 10/31/2025	$27.23	1.03	(0.32)	0.71	(1.03)	—	(1.03)
Year Ended 10/31/2024	$24.16	1.01	3.07	4.08	(1.01)	—	(1.01)
Year Ended 10/31/2023	$24.80	0.98	(0.64)	0.34	(0.98)	—	(0.98)
Year Ended 10/31/2022	$31.26	0.91	(6.39)	(5.48)	(0.90)	(0.08)	(0.98)
Year Ended 10/31/2021	$31.01	0.82	0.38	1.20	(0.83)	(0.12)	(0.95)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Columbia Strategic California Municipal Income Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 4/30/2026 (Unaudited)	$26.73	1.22%	0.52%	0.48%	3.81%	7%	$16,064
Year Ended 10/31/2025	$26.91	2.74%	0.53% (c)	0.48% (c)	3.89%	20%	$14,904
Year Ended 10/31/2024	$27.23	17.00%	0.53% (c)	0.48% (c)	3.77%	22%	$15,783
Year Ended 10/31/2023	$24.16	1.16%	0.51% (c)	0.47% (c)	3.75%	24%	$14,630
Year Ended 10/31/2022	$24.80	(17.86% )	0.49% (c)	0.47% (c)	3.23%	18%	$19,306
Year Ended 10/31/2021	$31.26	3.88%	0.48%	0.47%	2.62%	14%	$10,641
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund  | 2026
19

Notes to Financial Statements
April 30, 2026 (Unaudited)
Note 1. Organization
Columbia Strategic California Municipal Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
20
Columbia Strategic California Municipal Income Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026 (Unaudited)
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia Strategic California Municipal Income Fund  | 2026
21

Notes to Financial Statements (continued)
April 30, 2026 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2026 was 0.47% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
22
Columbia Strategic California Municipal Income Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective March 1, 2026 through February 28, 2027, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.03% of the average daily net assets attributable to that share class.
For the six months ended April 30, 2026, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.07
Class C	0.07
Institutional Class	0.07
Institutional 2 Class	0.05
Institutional 3 Class	0.00
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2026, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.20% and 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund, respectively. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.45% of the average daily net assets attributable to Class C shares of the Fund.
Columbia Strategic California Municipal Income Fund  | 2026
23

Notes to Financial Statements (continued)
April 30, 2026 (Unaudited)
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended April 30, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75 (a)	8,827
Class C	—	1.00 (b)	798

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through February 28, 2027 (%)
Class A	0.74
Class C	1.24
Institutional Class	0.54
Institutional 2 Class	0.51
Institutional 3 Class	0.48
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, effective March 1, 2026 through February 28, 2027, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.03% for Institutional 2 Class of the average daily net assets attributable to that share class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
320,556,000	3,581,000	(22,487,000)	(18,906,000)
24
Columbia Strategic California Municipal Income Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026 (Unaudited)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(18,401,881)	(25,213,975)	(43,615,856)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $20,864,333 and $21,302,881, respectively, for the six months ended April 30, 2026, of which $0 and $0, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended April 30, 2026.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
Columbia Strategic California Municipal Income Fund  | 2026
25

Notes to Financial Statements (continued)
April 30, 2026 (Unaudited)
The Fund had no borrowings during the six months ended April 30, 2026.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At April 30, 2026, affiliated shareholders of record owned 35.4% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe these proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could
26
Columbia Strategic California Municipal Income Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026 (Unaudited)
result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Strategic California Municipal Income Fund  | 2026
27

Columbia Strategic California Municipal Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR123_(06/26)

Columbia Intermediate Duration Municipal Bond Fund
Semi-Annual Financial Statements and Additional Information
April 30, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Intermediate Duration Municipal Bond Fund | 2026

Portfolio of Investments
April 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 0.2%
Issue Description	Yield	Principal Amount ($)	Value ($)
New York 0.2%
City of New York(a),(b)
Unlimited General Obligation Bonds
Series 2016 (Landesbank Hessen-Thüringen)
08/01/2044	3.400%	1,500,000	1,500,000
Subordinated Series 2014I-2 (JPMorgan Chase Bank)
03/01/2040	3.400%	1,000,000	1,000,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	3.400%	1,000,000	1,000,000
Total			3,500,000
Total Floating Rate Notes (Cost $3,500,000)			3,500,000

Municipal Bonds 98.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 3.3%
Black Belt Energy Gas District(b)
Revenue Bonds
Gas Project
Series 2025E (Mandatory Put 05/01/35)
12/01/2055	5.000%	2,500,000	2,652,285
Series 2024D (Mandatory Put 11/01/34)
03/01/2055	5.000%	2,000,000	2,130,338
Black Belt Energy Gas District
Revenue Bonds
Project No. 5
Series 2020A-1 (Mandatory Put 10/01/26)
10/01/2049	4.000%	6,500,000	6,522,319
Series 2023A (Mandatory Put 10/01/30)
01/01/2054	5.250%	9,000,000	9,567,383
County of Jefferson Sewer
Refunding Revenue Bonds
Series 2024
10/01/2041	5.250%	1,500,000	1,633,423
Southeast Alabama Gas Supply District (The)(b)
Refunding Revenue Bonds
Project #1
Series 2024A (Mandatory Put 04/01/32)
08/01/2054	5.000%	3,000,000	3,195,084
Southeast Energy Authority A Cooperative District
Revenue Bonds
Series 2025D
09/01/2035	5.000%	5,000,000	5,384,093
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2025E
10/01/2030	5.000%	10,000,000	10,686,988
UAB Medicine Finance Authority
Refunding Revenue Bonds
University of Alabama - Medicine
Series 2017B2
09/01/2036	5.000%	2,340,000	2,371,330
09/01/2037	5.000%	2,030,000	2,055,400
09/01/2041	5.000%	1,020,000	1,029,770
Revenue Bonds
University of Alabama - Medicine
Series 2019
09/01/2044	4.000%	2,470,000	2,417,958
Total			49,646,371
Arizona 3.9%
Arizona Industrial Development Authority(c)
Refunding Revenue Bonds
Arizona Agribusiness & Equine Center, Inc. Project
Series 2017B
03/01/2037	5.000%	1,250,000	1,250,991
03/01/2042	5.000%	1,000,000	978,017
Revenue Bonds
Cadence Campus Project
Series 2020A
07/15/2030	4.000%	395,000	395,378
07/15/2040	4.000%	925,000	869,572
07/15/2050	4.000%	4,300,000	3,514,208
Doral Academy Nevada - Fire Mesa
Series 2019A
07/15/2029	3.550%	685,000	672,668
07/15/2049	5.000%	4,025,000	3,662,789
Lone Mountain Campus Projects
Series 2019
12/15/2029	3.750%	290,000	286,978
12/15/2039	5.000%	400,000	401,283
12/15/2049	5.000%	700,000	640,956
Pinecrest Academy - Horizon
Series 2018
07/15/2038	5.750%	1,750,000	1,753,281
Arizona Industrial Development Authority
Revenue Bonds
Equitable School Revolving Fund - Senior National Charter School Revolving Loan Fund
Series 2026
11/01/2039	5.000%	930,000	1,008,766
11/01/2041	5.000%	760,000	815,720
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Arizona State University
Revenue Bonds
Green Bonds
Series 2019A
07/01/2037	5.000%	7,800,000	8,216,283
Industrial Development Authority of the City of Phoenix (The)(c)
Revenue Bonds
FAC-Legacy Traditional Schools Project
Series 2016
07/01/2031	5.000%	3,000,000	3,003,207
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2036	5.000%	2,800,000	2,801,050
02/15/2046	5.000%	1,000,000	977,925
Series 2018
02/15/2048	5.000%	1,960,000	1,894,207
Maricopa County Industrial Development Authority(d)
Refunding Revenue Bonds
Banner Health
Series 2026D
01/01/2038	5.000%	1,000,000	1,121,018
Maricopa County Industrial Development Authority
Refunding Revenue Bonds
HonorHealth
Series 2024D
12/01/2041	5.000%	1,400,000	1,497,954
Horizon Community Learning Center
Series 2016
07/01/2035	5.000%	2,325,000	2,326,952
Revenue Bonds
Reid Traditional Schools Project
Series 2016
07/01/2036	5.000%	750,000	749,979
Maricopa County Industrial Development Authority(c)
Refunding Revenue Bonds
Legacy Traditional Schools Project
Series 2019
07/01/2039	5.000%	1,000,000	1,010,422
Paradise Schools Project
Series 2016
07/01/2047	5.000%	1,225,000	1,138,123
Salt River Project Agricultural Improvement & Power District
Revenue Bonds
Salt River Project
Series 2025C
01/01/2043	5.000%	8,370,000	9,270,973
Series 2023A
01/01/2043	5.000%	3,000,000	3,230,913
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024A
01/01/2031	5.000%	2,780,000	3,071,486
01/01/2032	5.000%	850,000	952,606
Sierra Vista Industrial Development Authority(c)
Revenue Bonds
American Leadership Academy Project
Series 2024
06/15/2044	5.000%	1,675,000	1,564,224
Total			59,077,929
California 8.9%
Alvord Unified School District(e)
Unlimited General Obligation Bonds
2007 Election
Series 2011B (AGM)
08/01/2046	0.000%	1,150,000	1,436,912
Bay Area Toll Authority(f)
Revenue Bonds
San Francisco Bay Area Toll Bridge
Series 2013 (Mandatory Put 04/01/27)
Muni Swap Index Yield + 1.250% 04/01/2036	4.340%	5,000,000	5,016,992
California Community Choice Financing Authority(b)
Revenue Bonds
Clean Energy Project - Sustainable Bonds
Series 2025 (Mandatory Put 10/01/33)
12/01/2055	5.000%	12,000,000	12,574,061
California Community Choice Financing Authority
Revenue Bonds
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 08/01/29)
07/01/2053	5.000%	2,000,000	2,086,887
California Health Facilities Financing Authority
Refunding Revenue Bonds
Children’s Hospital
Series 2017A
08/15/2042	5.000%	1,000,000	978,864
Revenue Bonds
El Camino Hospital
Series 2017
02/01/2034	5.000%	1,750,000	1,778,118
California Municipal Finance Authority(c)
Refunding Revenue Bonds
California Baptist University
Series 2025
11/01/2035	5.000%	2,500,000	2,643,600
California Municipal Finance Authority
Revenue Bonds
National University
Series 2019A
04/01/2037	5.000%	1,470,000	1,531,732
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California School Finance Authority(c)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2036	5.000%	1,910,000	1,910,274
Revenue Bonds
Aspire Public Schools Obligation Group
Series 2021
08/01/2041	4.000%	500,000	456,958
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2023
09/01/2037	5.000%	4,800,000	5,371,571
09/01/2038	5.000%	1,000,000	1,113,523
California Statewide Communities Development Authority
Revenue Bonds
Methodist Hospital of Southern California
Series 2018
01/01/2038	5.000%	3,000,000	3,085,441
Series 2017
05/15/2033	5.000%	1,350,000	1,372,132
05/15/2034	5.000%	1,000,000	1,015,509
05/15/2035	5.000%	2,200,000	2,231,645
City of Los Angeles Department of Airports(g)
Refunding Revenue Bonds
Green Bonds
Subordinated Series 2023
05/15/2039	5.250%	2,000,000	2,193,999
05/15/2040	5.250%	1,320,000	1,440,303
Los Angeles International Airport
Subordinated Series 2022
05/15/2029	5.000%	2,060,000	2,189,983
Revenue Bonds
Series 2020C
05/15/2030	5.000%	5,000,000	5,392,273
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2030	5.000%	1,910,000	1,913,397
11/15/2031	5.000%	1,000,000	1,001,758
11/15/2032	5.000%	1,610,000	1,612,801
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2035	4.000%	1,000,000	1,002,986
Escondido Union High School District(e)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2008
Series 2009A (AGM)
08/01/2031	0.000%	480,000	413,605
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Escondido Union High School District(h)
Unlimited General Obligation Bonds
Convertible
Series 2011
08/01/2032	5.450%	1,250,000	1,253,234
Fresno Unified School District
Unlimited General Obligation Refunding Bonds
Series 2002A (MBIA)
08/01/2026	6.000%	25,000	25,189
Golden State Tobacco Securitization Corp.
Prerefunded 06/01/27 Revenue Bonds
Series 2017A-1
06/01/2028	5.000%	1,000,000	1,026,701
06/01/2029	5.000%	1,000,000	1,026,701
Hartnell Community College District(e)
Unlimited General Obligation Refunding Bonds
Capital Appreciation Serial Bonds
Series 2015A
08/01/2035	0.000%	2,650,000	1,817,465
Lakeside Union School District/Kern County(e)
Unlimited General Obligation Bonds
Capital Appreciation - Election
Series 2009 Escrowed to Maturity (AGM)
09/01/2027	0.000%	5,000	4,826
Los Angeles Department of Water & Power
Refunding Revenue Bonds
Series 2025A (BAM)
07/01/2042	5.000%	500,000	541,864
Los Angeles Department of Water & Power System
Refunding Revenue Bonds
Series 2025A
01/01/2030	5.000%	1,250,000	1,329,000
Series 2025B
07/01/2034	5.000%	1,000,000	1,125,668
Series 2025C
07/01/2036	5.000%	2,000,000	2,245,971
M-S-R Energy Authority
Revenue Bonds
Series 2009A
11/01/2039	6.500%	4,940,000	5,979,460
Norman Y. Mineta San Jose International Airport(g)
Refunding Revenue Bonds
Series 2017A
03/01/2041	5.000%	1,000,000	1,007,619
Norman Y. Mineta San Jose International Airport SJC
Refunding Revenue Bonds
Series 2017B
03/01/2042	5.000%	1,665,000	1,686,688
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pasadena Public Financing Authority(e)
Revenue Bonds
Capital Appreciation - Rose Bowl
Series 2010A
03/01/2029	0.000%	2,000,000	1,857,042
Pico Rivera Water Authority
Revenue Bonds
Water System Project
Series 1999A (NPFGC)
05/01/2029	5.500%	1,385,000	1,431,446
Rancho Santiago Community College District(e)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2002
Series 2006C (AGM)
09/01/2031	0.000%	28,000,000	23,883,051
San Francisco City & County Airport Commission - San Francisco International Airport(g)
Refunding Revenue Bonds
Second Series 2024
05/01/2041	5.250%	3,360,000	3,680,265
San Francisco City & County Airport Commission-San Francisco International Airport(g)
Refunding Revenue Bonds
Series 2024-2
05/01/2040	5.250%	3,500,000	3,854,789
Revenue Bonds
Series 2019E
05/01/2045	5.000%	13,500,000	13,751,398
San Jose Unified School District(e)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2002
Series 2006C (NPFGC)
08/01/2027	0.000%	1,495,000	1,450,004
Southern California Public Power Authority
Revenue Bonds
Clean Energy Project
Series 2024A (Mandatory Put 09/01/30)
04/01/2055	5.000%	1,000,000	1,045,862
State of California
Unlimited General Obligation Refunding Bonds
Series 2025
03/01/2033	5.000%	1,000,000	1,137,139
Total			132,926,706
Colorado 3.3%
Arapahoe County School District No. 5 Cherry Creek
Unlimited General Obligation Bonds
Series 2026
12/15/2045	5.250%	1,700,000	1,908,915
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Arkansas River Power Authority
Refunding Revenue Bonds
Series 2018A
10/01/2038	5.000%	2,250,000	2,297,190
City & County of Denver
Revenue Bonds
Series 2018A-1
08/01/2041	5.000%	4,000,000	4,012,504
City & County of Denver Airport System(g)
Refunding Revenue Bonds
Series 2017A
11/15/2030	5.000%	5,010,000	5,158,686
Series 2022D
11/15/2039	5.750%	2,250,000	2,520,076
Subordinated Series 2023B
11/15/2040	5.500%	1,250,000	1,389,369
11/15/2041	5.500%	1,000,000	1,108,851
City of Colorado Springs Utilities System
Revenue Bonds
Series 2025A
11/15/2039	5.000%	1,250,000	1,413,129
Colorado Bridge & Tunnel Enterprise
Refunding Revenue Bonds
Series 2024B
12/01/2035	5.000%	5,200,000	5,966,679
Colorado Health Facilities Authority
Prerefunded 06/01/27 Revenue Bonds
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2030	5.000%	2,000,000	2,049,504
06/01/2047	5.000%	1,000,000	1,024,752
Prerefunded 09/01/30 Revenue Bonds
Parkview Medical Center, Inc. Project
Series 2020
09/01/2045	4.000%	1,000,000	1,054,748
09/01/2050	4.000%	1,500,000	1,582,122
Refunding Revenue Bonds
CommonSpirit Health
Series 2019A
08/01/2044	4.000%	2,000,000	1,826,099
08/01/2049	4.000%	2,265,000	1,946,425
Colorado State University Research Foundation(c)
Revenue Bonds
The Prospect Project
Series 2025A
03/01/2040	5.000%	1,500,000	1,550,033
Denver City & County School District No. 1
Unlimited General Obligation Bonds
Series 2021
12/01/2039	5.000%	5,000,000	5,360,743
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2025A
12/01/2036	5.250%	3,500,000	4,075,021
University of Colorado
Revenue Bonds
Series 2025A
06/01/2036	5.000%	2,500,000	2,869,764
Total			49,114,610
Connecticut 1.8%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Fairfield University
Series 2018S
07/01/2029	5.000%	1,000,000	1,050,483
State of Connecticut
Revenue Bonds
Special Tax Obligation
Series 2020
05/01/2040	5.000%	2,130,000	2,253,237
Unlimited General Obligation Bonds
Series 2016A
03/15/2027	5.000%	2,155,000	2,157,825
Series 2017A
04/15/2034	5.000%	3,000,000	3,059,512
Series 2019A
04/15/2036	5.000%	2,200,000	2,316,082
Series 2024F
11/15/2032	5.000%	5,000,000	5,646,036
Social Bonds
Series 2022F
11/15/2038	5.000%	2,000,000	2,191,884
State of Connecticut Special Tax
Revenue Bonds
Transportation Infrastructure
Series 2024
07/01/2035	5.000%	2,580,000	2,960,901
University of Connecticut
Revenue Bonds
Series 2017A
01/15/2033	5.000%	4,000,000	4,060,594
Series 2019A
11/01/2036	5.000%	1,485,000	1,552,394
Total			27,248,948
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Delaware 0.1%
Delaware River & Bay Authority
Refunding Revenue Bonds
Series 2024B
01/01/2041	5.000%	735,000	812,477
01/01/2042	5.000%	1,280,000	1,406,856
Total			2,219,333
District of Columbia 2.8%
District of Columbia
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2030	5.000%	3,000,000	3,003,267
Friendship Public Charter School
Series 2016
06/01/2036	5.000%	4,815,000	4,817,451
06/01/2046	5.000%	1,385,000	1,371,264
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2044	4.000%	3,480,000	3,129,354
Unlimited General Obligation Bonds
Series 2023A
01/01/2039	5.000%	1,000,000	1,096,345
District of Columbia Income Tax
Revenue Bonds
Series 2023A
05/01/2041	5.000%	4,000,000	4,355,909
Metropolitan Washington Airports Authority(g)
Refunding Revenue Bonds
Airport System
Series 2019A
10/01/2037	5.000%	5,000,000	5,205,906
Series 2023A
10/01/2039	5.250%	1,400,000	1,516,278
Metropolitan Washington Airports Authority Aviation(g)
Refunding Revenue Bonds
Series 2024A
10/01/2043	5.250%	7,190,000	7,714,996
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	3,000,000	2,654,944
Metropolitan Washington Airports Authority Dulles Toll Road(e)
Revenue Bonds
Capital Appreciation - 2nd Senior Lien
Series 2009B (AGM)
10/01/2026	0.000%	5,000,000	4,937,406
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington Convention & Sports Authority
Refunding Revenue Bonds
Series 2018A
10/01/2030	5.000%	1,500,000	1,539,469
Total			41,342,589
Florida 5.2%
Capital Trust Authority
Revenue Bonds
AIDS Healthcare Foundation Obligated Group
Series 2026
12/01/2042	4.750%	1,475,000	1,483,222
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien
Series 2017 (BAM)
07/01/2041	4.000%	4,000,000	3,916,499
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018
11/15/2048	5.000%	1,750,000	1,707,731
Series 2018A
11/15/2043	5.000%	1,085,000	1,090,963
City of Lakeland Department of Electric Utilities
Refunding Revenue Bonds
Series 2010 (AGM)
10/01/2028	5.250%	1,250,000	1,327,030
City of Orlando Tourist Development Tax
Refunding Revenue Bonds
Senior Lien - Tourist Development
Series 2017 (AGM)
11/01/2035	5.000%	2,270,000	2,327,659
City of Tampa(e)
Revenue Bonds
Capital Appreciation
Series 2020A
09/01/2034	0.000%	650,000	473,435
County of Broward Port Facilities
Revenue Bonds
Series 2025
09/01/2041	5.250%	845,000	931,823
09/01/2042	5.250%	1,000,000	1,096,868
09/01/2043	5.250%	750,000	817,805
County of Miami-Dade Aviation(g)
Refunding Revenue Bonds
Series 2024A
10/01/2035	5.000%	4,400,000	4,879,465
Revenue Bonds
Series 2019A
10/01/2044	4.000%	1,000,000	923,453
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Miami-Dade Seaport Department(g)
Refunding Revenue Bonds
Series 2023A
10/01/2039	5.000%	3,000,000	3,166,625
County of Osceola Transportation(e)
Refunding Revenue Bonds
Series 2020A-2
10/01/2034	0.000%	1,850,000	1,306,319
Series 2020A-2 (AGM)
10/01/2030	0.000%	1,200,000	1,013,583
Florida Municipal Power Agency
Refunding Revenue Bonds
All Requirements Power Supply Project
Series 2025A
10/01/2035	5.000%	1,400,000	1,559,002
Greater Orlando Aviation Authority
Revenue Bonds
Subordinated Series 2024
10/01/2040	5.250%	5,765,000	6,338,025
United Airlines, Inc. Project
Series 2025
11/01/2035	5.250%	3,000,000	3,166,501
Halifax Hospital Medical Center
Refunding Revenue Bonds
Series 2016
06/01/2026	5.000%	1,525,000	1,527,554
06/01/2027	5.000%	1,295,000	1,296,963
Hillsborough County Aviation Authority(g)
Revenue Bonds
Tampa International Airport
Series 2024
10/01/2041	5.250%	4,225,000	4,629,455
Subordinated Series 2018
10/01/2048	5.000%	3,000,000	3,005,141
Monroe County School District
Refunding Certificate of Participation
Series 2018A
06/01/2034	5.000%	1,000,000	1,020,175
Orange County School Board
Prerefunded 08/01/26 Certificate of Participation
Series 2016C
08/01/2033	5.000%	5,000,000	5,029,103
Palm Beach County Health Facilities Authority
Revenue Bonds
Lifespace Communities, Inc.
Series 2018
05/15/2036	5.000%	2,550,000	2,570,376
05/15/2037	5.000%	2,500,000	2,517,481
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pasco County School Board
Prerefunded 06/04/26 Certificate of Participation
Series 2015A
08/01/2027	5.000%	2,500,000	2,504,975
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates
Series 2019
01/01/2029	5.000%	320,000	326,440
01/01/2049	5.000%	1,000,000	964,685
Sarasota County Health Facilities Authority
Refunding Revenue Bonds
Village of Isle Project
Series 2016
01/01/2030	5.000%	750,000	753,882
01/01/2031	5.000%	935,000	939,397
01/01/2032	5.000%	1,100,000	1,104,936
Sarasota County Public Hospital District
Revenue Bonds
Memorial Hospital District
Series 2018
07/01/2041	5.000%	5,000,000	5,124,495
St. Johns County Industrial Development Authority
Refunding Revenue Bonds
Vicar’s Landing Project
Series 2021
12/15/2041	4.000%	500,000	449,629
12/15/2046	4.000%	500,000	415,197
12/15/2050	4.000%	500,000	390,364
Sterling Hill Community Development District(i)
Special Assessment Bonds
Series 2003B
11/01/2010	0.000%	137,787	56,493
Volusia County Educational Facility Authority
Refunding Revenue Bonds
Embry Riddle Aeronautical University
Series 2020
10/15/2044	5.000%	5,850,000	6,054,229
Total			78,206,978
Georgia 2.9%
City of Atlanta Department of Aviation(g)
Revenue Bonds
Series 2024B
07/01/2041	5.250%	1,770,000	1,941,608
07/01/2042	5.250%	950,000	1,035,738
City of Atlanta Water & Wastewater
Prerefunded 11/01/27 Revenue Bonds
Series 2018B
11/01/2043	5.000%	2,805,000	2,905,951
Revenue Bonds
Series 2018B
11/01/2043	5.000%	195,000	198,790
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Gainesville & Hall County Development Authority(i)
Refunding Revenue Bonds
Riverside Military Academy
Series 2017
03/01/2027	0.000%	315,000	126,000
03/01/2037	0.000%	2,500,000	1,000,000
03/01/2052	0.000%	2,925,000	1,170,000
Gainesville & Hall County Hospital Authority
Refunding Revenue Bonds
Northeast Georgia Health System, Inc. Project
Series 2017
02/15/2036	5.000%	1,500,000	1,519,006
02/15/2037	5.000%	2,000,000	2,023,917
02/15/2042	5.000%	3,000,000	3,023,911
Series 2020
02/15/2040	4.000%	7,000,000	6,869,246
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2019A
05/15/2030	5.000%	2,750,000	2,865,886
05/15/2031	5.000%	4,000,000	4,154,526
Series 2025A (Mandatory Put 06/01/32)
06/01/2055	5.000%	13,760,000	14,784,217
Total			43,618,796
Guam 0.2%
Territory of Guam(j)
Refunding Revenue Bonds
Section 30
Series 2016A
12/01/2032	5.000%	1,310,000	1,318,044
12/01/2033	5.000%	1,000,000	1,005,995
Total			2,324,039
Idaho 0.1%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2021
10/01/2031	3.800%	2,100,000	2,096,024
Illinois 12.2%
Chicago Board of Education
Revenue Bonds
Series 2017
04/01/2046	6.000%	1,500,000	1,516,709
Series 2018
04/01/2042	5.000%	1,500,000	1,503,364
04/01/2046	5.000%	1,250,000	1,220,925
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chicago Housing Authority
Revenue Bonds
Series 2018A (HUD)
01/01/2037	5.000%	2,500,000	2,554,407
Chicago O’Hare International Airport(g)
Refunding Revenue Bonds
Senior Lien
Series 2018
01/01/2037	5.000%	1,200,000	1,235,784
Series 2018A
01/01/2038	5.000%	4,250,000	4,371,982
01/01/2039	5.000%	1,250,000	1,283,344
Series 2022
01/01/2038	5.000%	1,000,000	1,055,132
01/01/2039	5.000%	1,215,000	1,276,980
01/01/2040	5.000%	1,770,000	1,853,641
Series 2024C
01/01/2033	5.000%	2,000,000	2,195,319
Chicago Transit Authority Sales Tax Receipts Fund
Refunding Revenue Bonds
Second Lien
Junior Subordinated Series 2020A
12/01/2050	4.000%	3,000,000	2,575,484
Revenue Bonds
Second Lien
Series 2026A
12/01/2041	5.000%	1,000,000	1,094,949
City of Chicago
Unlimited General Obligation Bonds
Series 2017A
01/01/2038	6.000%	10,000,000	10,094,086
Series 2019A
01/01/2040	5.000%	2,265,000	2,268,089
01/01/2044	5.000%	5,875,000	5,739,223
Series 2020A Escrowed to Maturity
01/01/2028	5.000%	1,925,000	1,997,270
Unlimited General Obligation Refunding Bonds
Series 2020A
01/01/2028	5.000%	4,075,000	4,153,402
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Junior Subordinated Series 2017B
01/01/2032	5.000%	2,000,000	2,027,107
01/01/2035	5.000%	3,310,000	3,351,127
Series 2017B
01/01/2033	5.000%	2,500,000	2,533,115
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/2027	5.000%	3,750,000	3,791,494
Revenue Bonds
2nd Lien
Junior Subordinated Series 2016A-1
11/01/2027	5.000%	1,000,000	1,011,065
11/01/2029	5.000%	1,000,000	1,010,774
Series 2016A-1
11/01/2028	5.000%	1,000,000	1,011,075
Cook County School District No. 144 Prairie Hills(e)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2011C (AGM)
12/01/2028	0.000%	2,830,000	2,606,937
12/01/2029	0.000%	2,580,000	2,296,847
Cook County School District No. 83 Mannheim
Unlimited General Obligation Bonds
School
Series 2013
06/01/2033	5.625%	2,830,000	3,120,276
County of Cook
Unlimited General Obligation Refunding Bonds
Series 2016A
11/15/2028	5.000%	3,150,000	3,186,907
11/15/2031	5.000%	2,750,000	2,779,119
County of Cook Sales Tax
Refunding Revenue Bonds
Series 2018
11/15/2035	5.250%	1,520,000	1,567,645
11/15/2036	5.250%	3,000,000	3,090,672
Illinois Finance Authority
Improvement Refunding Bonds
Chicago International
Series 2017
12/01/2037	5.000%	1,000,000	1,006,970
12/01/2047	5.000%	1,000,000	964,952
Prerefunded 01/01/27 Revenue Bonds
Edward-Elmhurst Healthcare
Series 2017
01/01/2036	5.000%	2,000,000	2,029,345
Prerefunded 01/01/28 Revenue Bonds
Edward-Elmhurst Healthcare
Series 2018
01/01/2044	5.000%	5,000,000	5,187,715
Refunding Revenue Bonds
OSF Healthcare System
Series 2015A
11/15/2026	5.000%	1,000,000	1,001,342
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018A
05/15/2043	5.000%	5,000,000	5,106,875
University of Chicago
Series 2024B
04/01/2038	5.250%	1,900,000	2,135,926
04/01/2039	5.250%	2,085,000	2,331,728
Revenue Bonds
University of Illinois at Urbana-Champaign Project
Series 2019
10/01/2049	5.000%	1,250,000	1,268,064
Illinois Municipal Electric Agency
Refunding Revenue Bonds
Series 2025A (AGM)
02/01/2034	5.000%	5,000,000	5,666,716
Illinois State Toll Highway Authority
Refunding Revenue Bonds
Series 2016A
12/01/2032	5.000%	7,790,000	7,807,751
Series 2019A
01/01/2031	5.000%	500,000	528,764
Unrefunded Revenue Bonds
Series 2016A
12/01/2031	4.000%	5,000,000	5,003,207
Railsplitter Tobacco Settlement Authority
Prerefunded 06/01/26 Revenue Bonds
Series 2017
06/01/2027	5.000%	4,185,000	4,192,925
Sales Tax Securitization Corp.
Refunding Revenue Bonds
Sales Tax Securitization
Series 2017
01/01/2029	5.000%	1,000,000	1,033,583
01/01/2030	5.000%	1,450,000	1,496,562
Senior Lien
Series 2020A
01/01/2030	5.000%	2,000,000	2,137,285
Series 2018A
01/01/2031	5.000%	2,000,000	2,061,184
Series 2018C
01/01/2043	5.250%	5,000,000	5,138,836
Southwestern Illinois Development Authority
Revenue Bonds
Local Government - Southwestern Illinois Flood Prevention District Council Project
Subordinated Series 2016
10/15/2029	5.000%	1,780,000	1,783,248
State of Illinois
Revenue Bonds
Junior Obligations
Series 2018B
06/15/2034	5.000%	5,000,000	5,159,829
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Bonds
Series 2016
06/01/2026	5.000%	5,000,000	5,009,242
11/01/2030	5.000%	1,000,000	1,009,288
Series 2019B
11/01/2034	4.000%	5,000,000	5,034,888
Series 2020
05/01/2039	5.500%	4,000,000	4,246,601
05/01/2045	5.750%	2,000,000	2,110,023
Series 2020C
05/01/2030	5.500%	1,500,000	1,591,522
Series 2021A
03/01/2039	4.000%	3,200,000	3,118,755
Series 2023B
05/01/2040	5.250%	1,690,000	1,808,466
Unlimited General Obligation Refunding Bonds
Series 2018A
10/01/2029	5.000%	2,400,000	2,514,096
Series 2018B
10/01/2027	5.000%	2,300,000	2,368,012
10/01/2029	5.000%	5,000,000	5,237,699
State of Illinois Sales Tax
Revenue Bonds
Junior Obligation
Series 2024C
06/15/2041	5.000%	5,000,000	5,388,061
Total			183,853,710
Indiana 0.7%
Indiana Finance Authority
Revenue Bonds
BHI Senior Living
Series 2016A
11/15/2046	5.250%	2,500,000	2,504,405
Series 2018
11/15/2038	5.000%	2,000,000	2,036,260
Ohio Valley Electric Corp. Project
Series 2020
11/01/2030	3.000%	2,000,000	1,954,434
11/01/2030	3.000%	1,000,000	977,217
Purdue University
Refunding Revenue Bonds
Series 2025A
07/01/2036	5.000%	2,500,000	2,855,102
Total			10,327,418
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Iowa 0.4%
Iowa Finance Authority
Revenue Bonds
Lifespace Communities, Inc.
Series 2016
05/15/2036	5.000%	4,065,000	4,066,583
Series 2018A
05/15/2043	5.000%	1,000,000	1,001,885
Northcrest, Inc. Project
Series 2018A
03/01/2048	5.000%	1,250,000	1,192,695
Total			6,261,163
Kansas 0.1%
Wyandotte County-Kansas City Unified Government(c)
Revenue Bonds
Northwest Speedway STAR Bond District
Series 2026
03/01/2041	4.750%	2,000,000	1,962,784
Kentucky 1.8%
Kentucky Economic Development Finance Authority
Revenue Bonds
Baptist Healthcare Systems
Series 2017B
08/15/2041	5.000%	3,500,000	3,550,607
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
09/01/2029	5.000%	4,000,000	4,006,491
Kentucky Public Energy Authority
Refunding Revenue Bonds
Series 2023A-1 (Mandatory Put 02/01/32)
04/01/2054	5.250%	5,000,000	5,333,494
Kentucky Public Energy Authority(b)
Refunding Revenue Bonds
Series 2025A (Mandatory Put 12/01/29)
06/01/2055	5.250%	5,600,000	5,924,254
Louisville/Jefferson County Metropolitan Government
Refunding Revenue Bonds
Norton Healthcare, Inc.
Series 2016
10/01/2030	5.000%	1,300,000	1,308,753
10/01/2031	5.000%	3,500,000	3,522,407
Paducah Electric Plant Board
Refunding Revenue Bonds
Series 2016A (AGM)
10/01/2027	5.000%	2,000,000	2,017,262
10/01/2028	5.000%	1,850,000	1,865,664
Total			27,528,932
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maine 0.2%
Maine Health & Higher Educational Facilities Authority
Revenue Bonds
Maine Health Services
Series 2018A
07/01/2043	5.000%	3,500,000	3,570,321
Maryland 1.3%
County of Anne Arundel
Limited General Obligation Bonds
Consolidated General Improvements
Series 2019
10/01/2031	5.000%	3,500,000	3,770,463
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2030	3.250%	395,000	383,067
Maryland State Transportation Authority
Refunding Revenue Bonds
Transportation Facilities Projects
Series 2024
07/01/2041	5.000%	5,000,000	5,516,155
State of Maryland
Unlimited General Obligation Refunding Bonds
Series 2017B
08/01/2026	5.000%	10,000,000	10,058,029
Total			19,727,714
Massachusetts 3.7%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Consolidated Loan of 2023
Series 2023
05/01/2040	5.000%	870,000	955,021
Series 2018A
01/01/2035	5.000%	10,000,000	10,343,719
Series 2019A
01/01/2037	5.000%	850,000	891,901
01/01/2039	5.000%	3,960,000	4,138,332
Limited General Obligation Refunding Bonds
Series 2023C
08/01/2040	5.000%	5,000,000	5,496,692
Massachusetts Bay Transportation Authority(e)
Refunding Revenue Bonds
Series 2016A
07/01/2029	0.000%	3,500,000	3,189,895
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Bay Transportation Authority Sales Tax
Revenue Bonds
Sustainability Bonds
Subordinated Series 2017
07/01/2046	5.000%	4,465,000	4,528,414
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Boston University
Series 2025
10/01/2038	5.000%	3,000,000	3,390,426
Emerson College
Series 2017A
01/01/2034	5.000%	1,000,000	1,021,332
Series 2025
01/01/2040	5.250%	535,000	574,417
01/01/2042	5.250%	450,000	474,510
Foxborough Regional Charter
Series 2017
07/01/2037	5.000%	1,400,000	1,405,690
Revenue Bonds
Harvard University
Series 2025A-2 (Mandatory Put 11/15/35)
05/15/2055	5.000%	4,510,000	5,214,320
UMass Boston Student Housing Project
Series 2016
10/01/2032	5.000%	1,300,000	1,303,817
10/01/2036	5.000%	4,600,000	4,606,022
Massachusetts Development Finance Agency(c)
Refunding Revenue Bonds
Newbridge Charles, Inc.
Series 2017
10/01/2032	4.000%	2,000,000	1,980,312
10/01/2037	5.000%	500,000	504,079
10/01/2047	5.000%	500,000	499,299
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2033	5.000%	975,000	1,005,205
Merrimack College Student Housing Project
Series 2024
07/01/2044	5.000%	500,000	507,709
Massachusetts Port Authority(g)
Refunding Revenue Bonds
Series 2019A
07/01/2040	5.000%	4,000,000	4,134,086
Total			56,165,198
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan 1.7%
Great Lakes Water Authority Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2018B
07/01/2029	5.000%	3,600,000	3,860,398
Michigan Finance Authority
Refunding Revenue Bonds
Henry Ford Health System
Series 2016
11/15/2041	5.000%	1,000,000	1,005,897
Revenue Bonds
Multimodal-McLaren Health Care
Series 2019
02/15/2044	4.000%	4,000,000	3,699,615
Michigan State Housing Development Authority
Revenue Bonds
Series 2024A
12/01/2039	4.100%	4,025,000	4,014,723
Michigan State University
Refunding Revenue Bonds
Series 2023A
08/15/2040	5.000%	5,550,000	6,033,948
Michigan Strategic Fund(g)
Revenue Bonds
I-75 Improvement Project
Series 2018
12/31/2043	5.000%	3,400,000	3,427,829
Wayne County Airport Authority
Revenue Bonds
Detroit Metro
Series 2018
12/01/2036	5.000%	3,205,000	3,352,229
Total			25,394,639
Minnesota 1.1%
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2029	5.000%	2,720,000	2,750,279
Duluth Economic Development Authority
Refunding Revenue Bonds
Essentia Health Obligation Group
Series 2018
02/15/2043	5.000%	1,000,000	1,012,242
Revenue Bonds
Benedictine Health System
Series 2021
07/01/2036	4.000%	3,000,000	2,811,638
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2029	5.000%	1,050,000	1,074,970
Minneapolis-St. Paul Metropolitan Airports Commission(g)
Revenue Bonds
Private Activity
Subordinated Series 2024
01/01/2042	5.250%	5,000,000	5,379,585
Watertown-Mayer Independent School District No. 111(e)
Unlimited General Obligation Bonds
Series 2020A
02/01/2030	0.000%	2,475,000	2,142,965
Woodbury Housing & Redevelopment Authority
Revenue Bonds
St. Therese of Woodbury
Series 2014
12/01/2034	5.000%	1,000,000	1,000,449
Total			16,172,128
Mississippi 0.6%
Mississippi Hospital Equipment & Facilities Authority
Refunding Revenue Bonds
Forrest County General Hospital Project
Series 2019
01/01/2039	4.000%	1,500,000	1,462,637
01/01/2040	4.000%	1,100,000	1,062,615
State of Mississippi
Revenue Bonds
Series 2015E
10/15/2029	5.000%	3,500,000	3,506,321
State of Mississippi Gaming Tax
Revenue Bonds
Series 2019A
10/15/2036	5.000%	3,395,000	3,509,599
Total			9,541,172
Missouri 0.9%
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2044	4.000%	2,000,000	1,861,307
02/15/2049	4.000%	2,500,000	2,170,767
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
St. Luke’s Health Systems, Inc.
Series 2016
11/15/2034	5.000%	3,000,000	3,004,187
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kansas City Industrial Development Authority(g)
Revenue Bonds
Kansas City International Airport
Series 2019
03/01/2044	5.000%	2,000,000	2,031,969
Lee’s Summit Industrial Development Authority
Revenue Bonds
John Knox Village Project
Series 2016A
08/15/2036	5.000%	1,100,000	1,100,821
08/15/2051	5.000%	2,405,000	2,152,466
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
Friendship Village St. Louis
Series 2017
09/01/2048	5.000%	1,000,000	978,384
Total			13,299,901
Nebraska 1.9%
Central Plains Energy Project(b)
Revenue Bonds
Subordinated Series 2025A-1 (Mandatory Put 08/01/31)
08/01/2055	5.000%	3,000,000	3,209,668
Nebraska Public Power District
Prerefunded 05/12/26 General Revenue Bonds
Series 2016B
01/01/2037	5.000%	7,435,000	7,439,920
Nebraska Public Power District(d)
Refunding Revenue Bonds
Series 2026A
01/01/2044	5.000%	1,250,000	1,354,915
Omaha Public Power District
Revenue Bonds
Series 2023A
02/01/2038	5.000%	1,200,000	1,323,680
Series 2025B
02/01/2043	5.000%	10,540,000	11,571,752
02/01/2044	5.000%	3,800,000	4,145,949
Total			29,045,884
Nevada 0.8%
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2031	5.000%	1,000,000	1,017,090
09/01/2033	5.000%	1,000,000	1,015,226
County of Clark
Revenue Bonds
Series 2023
07/01/2039	5.000%	5,000,000	5,490,853
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Clark Department of Aviation
Refunding Revenue Bonds
Subordinated Series 2017A-2
07/01/2040	5.000%	4,000,000	4,066,237
State of Nevada Department of Business & Industry(c)
Revenue Bonds
Somerset Academy
Series 2018A
12/15/2029	4.500%	255,000	255,036
Total			11,844,442
New Hampshire 0.1%
New Hampshire Business Finance Authority(c),(e)
Revenue Bonds
Astro Sunterra Project
Series 2026
12/15/2034	0.000%	1,430,000	820,192
New Jersey 4.8%
New Jersey Economic Development Authority
Prerefunded 12/15/26 Revenue Bonds
Series 2016BBB
06/15/2030	5.500%	2,500,000	2,545,022
Revenue Bonds
Transportation Project
Series 2020
11/01/2036	5.000%	5,000,000	5,267,531
New Jersey Higher Education Student Assistance Authority(g)
Refunding Revenue Bonds
Series 2025-1B
12/01/2034	5.000%	2,570,000	2,743,086
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Federal Highway Reimbursement
Series 2018
06/15/2030	5.000%	1,000,000	1,002,620
06/15/2031	5.000%	1,000,000	1,002,512
Series 2024AA
06/15/2041	5.250%	1,000,000	1,115,268
Transportation System
Series 2018A
12/15/2034	5.000%	1,500,000	1,568,482
Series 2019
12/15/2033	5.000%	3,000,000	3,199,433
Revenue Bonds
Series 2019BB
06/15/2036	4.000%	1,000,000	1,007,818
06/15/2044	4.000%	2,500,000	2,414,269
06/15/2050	4.000%	3,500,000	3,216,853
Series 2020AA
06/15/2038	4.000%	1,000,000	1,000,645
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Program
Series 2019
06/15/2037	5.000%	4,465,000	4,651,570
Series 2024CC
06/15/2035	5.000%	4,250,000	4,826,760
Series 2025AA
06/15/2037	5.000%	2,500,000	2,831,972
06/15/2038	5.000%	1,700,000	1,913,717
New Jersey Transportation Trust Fund Authority(e)
Revenue Bonds
Capital Appreciation Transportation System
Series 2006C (AGM)
12/15/2032	0.000%	5,000,000	4,052,993
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2017E
01/01/2029	5.000%	1,500,000	1,560,414
Series 2024C
01/01/2042	5.000%	7,000,000	7,653,390
Revenue Bonds
Series 2025B
01/01/2034	5.000%	6,430,000	7,338,837
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2031	5.000%	2,750,000	2,852,640
06/01/2032	5.000%	2,000,000	2,073,828
06/01/2033	5.000%	1,500,000	1,554,326
06/01/2034	5.000%	2,000,000	2,072,189
06/01/2046	5.250%	2,440,000	2,444,697
Total			71,910,872
New Mexico 0.1%
City of Santa Fe
Revenue Bonds
El Castillo Retirement Project
Series 2019
05/15/2044	5.000%	1,350,000	1,338,297
County of Bernalillo
Refunding Revenue Bonds
Series 1998
04/01/2027	5.250%	145,000	148,099
Total			1,486,396
New York 9.0%
Buffalo & Erie County Industrial Land Development Corp.
Refunding Revenue Bonds
Charter School For Applied Technologies Project
Series 2017
06/01/2035	5.000%	1,000,000	1,011,431
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Tapestry-Charter School Project
Series 2017
08/01/2037	5.000%	1,300,000	1,307,697
08/01/2047	5.000%	1,000,000	981,974
Build NYC Resource Corp.(c)
Revenue Bonds
261 Walton Facility LLC - Zeta Charter Schools, Inc. Project
Series 2026
06/01/2036	5.000%	3,000,000	3,102,997
Build NYC Resource Corp.(g)
Revenue Bonds
Airport Facilities
Series 2025
07/01/2042	5.500%	1,135,000	1,242,332
07/01/2043	5.500%	730,000	793,710
City of New York
Unlimited General Obligation Bonds
Series 2018E-1
03/01/2034	5.250%	3,000,000	3,116,338
03/01/2035	5.250%	2,500,000	2,592,415
03/01/2037	5.000%	1,120,000	1,151,813
Subordinated Series 2023E-1
04/01/2043	5.250%	6,000,000	6,498,901
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2034	5.000%	5,000,000	5,077,208
Long Island Power Authority
Refunding Revenue Bonds
Series 2024A
09/01/2041	5.000%	1,575,000	1,747,553
Revenue Bonds
Green Bonds
Series 2023E
09/01/2037	5.000%	900,000	1,007,170
09/01/2038	5.000%	1,500,000	1,671,320
Metropolitan Transportation Authority
Refunding Revenue Bonds
Green Bonds
Series 2017C-1
11/15/2034	5.000%	1,815,000	1,879,599
Revenue Bonds
Series 2016C-1
11/15/2036	5.000%	2,325,000	2,342,043
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2016B-1
08/01/2034	5.000%	4,000,000	4,018,097
Subordinated Series 2017F-1
05/01/2038	5.000%	4,000,000	4,069,675
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2018
08/01/2036	5.000%	5,555,000	5,764,230
Subordinated Series 2024F-1
02/01/2037	5.000%	5,000,000	5,579,267
New York Energy Finance Development Corp.(b)
Revenue Bonds
Series 2025 (Mandatory Put 12/01/33)
07/01/2056	5.000%	2,900,000	2,985,827
New York Power Authority
Revenue Bonds
Green Transmission Project
Series 2023A (AGM)
11/15/2039	5.250%	400,000	455,751
New York State Dormitory Authority
Refunding Revenue Bonds
Iona University
Series 2025
07/01/2032	5.000%	395,000	443,793
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2035	4.000%	1,500,000	1,512,449
Northwell Health Obligated Group
Series 2025
05/01/2031	5.000%	6,750,000	7,413,879
Series 2018A
03/15/2037	5.250%	1,695,000	1,777,471
Series 2024B
03/15/2033	5.000%	3,250,000	3,712,654
Series 2025C
03/15/2036	5.000%	1,000,000	1,152,913
Revenue Bonds
Series 2024A
03/15/2041	5.000%	5,000,000	5,504,356
New York State Thruway Authority
Junior Refunding Revenue Bonds
Series 2026A
01/01/2038	5.000%	500,000	574,124
Refunding Revenue Bonds
Series 2024P
01/01/2038	5.000%	2,200,000	2,477,764
01/01/2041	5.000%	1,000,000	1,108,184
New York State Urban Development Corp.
Revenue Bonds
Series 2023A
03/15/2035	5.000%	5,000,000	5,658,277
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York Transportation Development Corp.(g)
Revenue Bonds
Delta Air Lines, Inc. LaGuardia
Series 2020
10/01/2035	5.000%	6,000,000	6,266,175
10/01/2045	4.375%	1,500,000	1,439,454
John F. Kennedy International Airport New Terminal One Project
Series 2024
06/30/2040	5.250%	1,125,000	1,192,194
06/30/2041	5.250%	1,580,000	1,667,414
Series 2025
06/30/2040	6.000%	500,000	563,380
LaGuardia Airport Terminal C&D
Series 2023
04/01/2035	6.000%	2,500,000	2,748,687
Sustainable Bonds - John F. Kennedy International Airport New Terminal One Project
Series 2023
06/30/2039	5.500%	1,000,000	1,061,627
06/30/2040	5.500%	1,150,000	1,216,914
Port Authority of New York & New Jersey(g)
Refunding Revenue Bonds
Consolidated Bonds
Series 2022
08/01/2039	5.000%	2,000,000	2,135,088
Series 2023-238
07/15/2038	5.000%	4,300,000	4,685,916
Series 2023-242
12/01/2038	5.000%	1,400,000	1,529,072
State of New York
Unlimited General Obligation Bonds
Series 2023B
03/15/2039	5.000%	2,155,000	2,428,830
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Green Bonds
Series 2023C
11/15/2040	5.250%	1,000,000	1,124,025
MTA Bridges and Tunnels
Series 2023
11/15/2038	5.000%	1,000,000	1,106,878
Series 2025
11/15/2035	5.000%	3,500,000	4,085,302
Revenue Bonds
Series 2024A-1
05/15/2039	5.000%	1,500,000	1,667,430
05/15/2040	5.000%	1,750,000	1,935,010
05/15/2041	5.000%	2,500,000	2,754,304
TBTA Capital Lockbox - City Sales Tax
Series 2023A
05/15/2040	5.000%	875,000	957,344
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
TBTA Capital Lockbox Fund
Series 2025
12/01/2036	5.000%	1,425,000	1,638,747
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2036	5.000%	1,000,000	1,012,262
06/01/2041	5.000%	1,000,000	1,007,042
Westchester County Local Development Corp.
Revenue Bonds
New York Blood Center Project
Series 2024
07/01/2035	5.000%	1,500,000	1,631,526
Total			135,587,833
North Carolina 1.0%
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
The Arc of North Carolina
Series 2017
10/01/2034	5.000%	2,325,000	2,331,117
North Carolina Medical Care Commission
Refunding Revenue Bonds
Presbyterian Homes
Series 2016C
10/01/2031	4.000%	1,000,000	1,001,630
Sharon Towers
Series 2019A
07/01/2029	4.000%	1,970,000	1,979,672
Revenue Bonds
Presbyterian Homes
Series 2020
10/01/2045	4.000%	660,000	588,458
10/01/2045	5.000%	1,500,000	1,507,653
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2015A
01/01/2031	5.000%	2,000,000	2,013,472
North Carolina Turnpike Authority
Revenue Bonds
Senior Lien - Triangle Expressway
Series 2019
01/01/2049	5.000%	1,500,000	1,517,673
University of North Carolina at Greensboro
Refunding Revenue Bonds
General
Series 2017
04/01/2035	4.000%	1,200,000	1,211,667
04/01/2036	4.000%	1,000,000	1,008,994
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of North Carolina at Wilmington
Refunding Revenue Bonds
Student Housing Projects
Series 2016
06/01/2031	4.000%	2,040,000	2,040,994
Total			15,201,330
Ohio 1.3%
American Municipal Power, Inc.
Refunding Revenue Bonds
Combined Hydroelectric Projects
Series 2025
02/15/2036	5.000%	500,000	563,046
02/15/2042	5.000%	945,000	1,020,343
Columbus Regional Airport Authority(g)
Refunding Revenue Bonds
John Glenn Columbus International Airport
Series 2025
01/01/2036	5.000%	3,510,000	3,851,286
01/01/2042	5.250%	4,175,000	4,488,674
County of Franklin
Revenue Bonds
OPRS Communities
Series 2016C
07/01/2029	5.000%	2,000,000	2,003,791
County of Miami
Improvement Refunding Bonds
Kettering Health Network
Series 2019
08/01/2045	5.000%	2,220,000	2,255,336
State of Ohio
Unlimited General Obligation Bonds
Series 2022A
03/01/2037	5.000%	1,000,000	1,111,788
03/01/2038	5.000%	1,500,000	1,660,647
03/01/2039	5.000%	2,000,000	2,201,152
Total			19,156,063
Oklahoma 0.3%
Oklahoma County Finance Authority
Revenue Bonds
Midwest City-Del City Public Schools Project
Series 2024 (BAM)
10/01/2038	5.000%	1,000,000	1,109,839
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2037	5.250%	2,750,000	2,780,346
11/15/2045	5.250%	250,000	250,750
Total			4,140,935
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oregon 0.9%
Lincoln County School District(e)
Unlimited General Obligation Bonds
Series 2025
06/15/2035	0.000%	1,000,000	1,126,558
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow(e)
Unlimited General Obligation Bonds
Series 2017A
06/15/2033	0.000%	7,160,000	5,378,347
Oregon State Lottery
Revenue Bonds
Series 2024A
04/01/2041	5.000%	1,350,000	1,481,457
State of Oregon Department of Transportation
Revenue Bonds
Series 2022A
11/15/2038	5.000%	2,000,000	2,209,119
11/15/2039	5.000%	2,145,000	2,359,547
State of Oregon Housing & Community Services Department
Revenue Bonds
Hollywood HUB Apartments Project
Series 2024 (Mandatory Put 01/01/29)
01/10/2048	4.000%	1,000,000	1,021,097
Total			13,576,125
Pennsylvania 4.3%
Berks County Industrial Development Authority
Refunding Revenue Bonds
Highlands at Wyomissing
Series 2017
05/15/2032	5.000%	1,050,000	1,057,646
05/15/2047	5.000%	1,630,000	1,591,535
Revenue Bonds
Highlands at Wyomissing
Series 2017
05/15/2042	5.000%	1,655,000	1,658,834
Bucks County Industrial Development Authority
Refunding Revenue Bonds
Pennswood Village Project
Series 2018
10/01/2037	5.000%	1,250,000	1,263,622
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018
06/01/2029	5.000%	1,500,000	1,566,222
06/01/2032	5.000%	1,000,000	1,037,799
06/01/2033	5.000%	1,250,000	1,297,640
06/01/2034	5.000%	1,000,000	1,035,716
06/01/2035	5.000%	1,000,000	1,033,257
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Cumberland County Municipal Authority
Refunding Revenue Bonds
Diakon Lutheran Social Ministries
Series 2015
01/01/2027	5.000%	975,000	976,181
01/01/2028	5.000%	1,470,000	1,471,860
Delaware River Joint Toll Bridge Commission
Revenue Bonds
Series 2017
07/01/2033	5.000%	2,250,000	2,303,095
Delaware River Port Authority
Revenue Bonds
Series 2018A
01/01/2036	5.000%	2,000,000	2,097,338
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2039	5.000%	2,500,000	2,527,509
Lancaster County Hospital Authority
Revenue Bonds
Moravian Manors, Inc. Project
Series 2019A
06/15/2044	5.000%	1,000,000	942,612
Montgomery County Higher Education and Health Authority
Refunding Revenue Bonds
Thomas Jefferson University Project
Series 2019
09/01/2044	4.000%	1,000,000	921,188
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Acts Retirement - Life Communities
Series 2016
11/15/2036	5.000%	4,315,000	4,340,370
Meadowood Senior Living Project
Series 2018
12/01/2038	5.000%	1,000,000	1,010,229
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2016
08/15/2026	5.000%	3,770,000	3,790,099
Pennsylvania Economic Development Financing Authority(g)
Revenue Bonds
The PennDOT Major Bridges Package One Project
Series 2022
06/30/2039	5.500%	5,690,000	6,144,510
Pennsylvania Higher Education Assistance Agency(g)
Revenue Bonds
Series 2025-1A
06/01/2033	5.000%	2,050,000	2,189,564
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Higher Educational Facilities Authority
Revenue Bonds
Trustees of the University of Pennsylvania (The)
Series 2025
02/15/2035	5.000%	4,190,000	4,818,278
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Subordinated Series 2017-3
12/01/2037	4.000%	2,975,000	2,991,936
Subordinated Series 2024
06/01/2032	5.000%	1,000,000	1,115,152
Revenue Bonds
Series 2017A-1
12/01/2037	5.000%	1,250,000	1,284,255
Series 2018A-2
12/01/2036	5.000%	2,500,000	2,614,780
Subordinated Series 2017A
12/01/2042	5.500%	3,000,000	3,031,183
Subordinated Series 2017B-1
06/01/2042	5.000%	5,450,000	5,524,750
Philadelphia Housing Authority
Revenue Bonds
PHADC Acquisition Program
Series 2025
03/01/2036	5.000%	2,265,000	2,486,674
Total			64,123,834
Rhode Island 0.1%
Rhode Island Turnpike & Bridge Authority
Refunding Revenue Bonds
Series 2016A
10/01/2033	5.000%	1,300,000	1,301,886
South Carolina 1.9%
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Episcopal Home Still Hopes
Series 2018
04/01/2038	5.000%	2,000,000	2,006,087
Prisma Health Obligated Group
Series 2018
05/01/2036	5.000%	7,000,000	7,217,129
Revenue Bonds
Bon Secours Mercy Health, Inc.
Series 2025
11/01/2042	5.250%	1,125,000	1,232,167
Lutheran Homes of South Carolina Obligation Group
Series 2013
05/01/2028	5.000%	2,205,000	2,204,886
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Novant Health Obligated Group
Series 2024
11/01/2041	5.250%	2,500,000	2,753,464
Wofford College Project
Series 2019
04/01/2038	5.000%	930,000	963,021
South Carolina Jobs-Economic Development Authority(g)
Refunding Revenue Bonds
International Paper Company Project
Series 2026
04/01/2033	3.950%	1,765,000	1,758,053
South Carolina Public Service Authority
Prerefunded 06/01/26 Revenue Bonds
Series 2016A
12/01/2030	5.000%	1,300,000	1,302,406
Refunding Revenue Bonds
Series 2016A
12/01/2030	5.000%	2,700,000	2,704,800
Series 2016B
12/01/2032	5.000%	3,265,000	3,303,439
Revenue Bonds
Series 2025A
12/01/2042	5.000%	1,250,000	1,357,860
Series 2026A
12/01/2043	5.000%	1,640,000	1,781,153
Total			28,584,465
South Dakota 0.3%
South Dakota Health & Educational Facilities Authority
Revenue Bonds
Regional Health
Series 2017
09/01/2029	5.000%	1,700,000	1,740,010
09/01/2030	5.000%	2,250,000	2,299,859
Total			4,039,869
Tennessee 1.6%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2029	5.000%	1,000,000	1,000,362
Knox County Health Educational & Housing Facility Board
Refunding Revenue Bonds
Covenant Health Services
Series 2016A
01/01/2042	5.000%	5,815,000	5,855,499
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Prerefunded 07/01/26 Revenue Bonds
Vanderbilt University Medical Center
Series 2016
07/01/2031	5.000%	1,000,000	1,003,647
Metropolitan Government of Nashville & Davidson County Electric
Revenue Bonds
Series 2024A
05/15/2041	5.000%	2,000,000	2,203,730
05/15/2042	5.000%	2,250,000	2,464,090
Metropolitan Nashville Airport Authority (The)(g)
Revenue Bonds
Subordinated Series 2019B
07/01/2044	5.000%	2,000,000	2,048,817
Tennessee Energy Acquisition Corp.
Refunding Revenue Bonds
Series 2025A
12/01/2035	5.000%	4,700,000	4,976,989
Tennessee Energy Acquisition Corp.(b)
Revenue Bonds
Series 2021 (Mandatory Put 11/01/31)
05/01/2052	5.000%	4,000,000	4,240,164
Total			23,793,298
Texas 7.0%
Austin Independent School District
Unlimited General Obligation Bonds
Series 2023
08/01/2039	5.000%	2,000,000	2,188,948
08/01/2040	5.000%	3,000,000	3,266,264
Bexar County Health Facilities Development Corp.
Refunding Revenue Bonds
Army Retirement Residence Foundation
Series 2018
07/15/2033	5.000%	1,000,000	1,013,400
Bexar County Hospital District
Limited General Obligation Refunding Bonds
Series 2019
02/15/2034	5.000%	1,000,000	1,029,089
02/15/2038	5.000%	1,250,000	1,280,192
Board of Regents of the University of Texas System
Revenue Bonds
Series 2025A
08/15/2030	5.000%	2,600,000	2,847,009
Central Texas Turnpike System
Refunding Revenue Bonds
Second Tier
Series 2024C
08/15/2040	5.000%	1,000,000	1,088,067
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Austin Electric Utility
Refunding Revenue Bonds
Series 2023
11/15/2040	5.000%	5,000,000	5,445,734
City of Garland Electric Utility System
Refunding Revenue Bonds
Series 2019
03/01/2037	5.000%	1,700,000	1,768,636
City of Houston Airport System
Refunding Revenue Bonds
Subordinated Series 2018B
07/01/2030	5.000%	1,375,000	1,443,598
Subordinated Series 2018D
07/01/2035	5.000%	2,500,000	2,604,074
Revenue Bonds
United Airlines, Inc.
Series 2024B
07/15/2033	5.250%	5,000,000	5,316,025
City of Houston Airport System(g)
Refunding Revenue Bonds
Subordinated Series 2023A (AGM)
07/01/2040	5.250%	3,780,000	4,100,017
City of Houston Combined Utility System
Refunding Revenue Bonds
1st Lien
Series 2016B
11/15/2034	5.000%	5,000,000	5,051,935
First Lien
Subordinated Series 2024A
11/15/2037	5.000%	2,000,000	2,234,807
City of San Antonio Electric & Gas Systems
Revenue Bonds
Series 2024A
02/01/2043	5.250%	2,000,000	2,198,831
Grand Parkway Transportation Corp.(h)
Revenue Bonds
Convertible
Subordinated Series 2013
10/01/2030	5.050%	1,000,000	1,055,372
Houston Higher Education Finance Corp.
Revenue Bonds
Rice University Project
Series 2024
05/15/2034	5.000%	10,000,000	11,484,764
Lower Colorado River Authority
Refunding Revenue Bonds
LCRA Transmission Services Corp.
Series 2026
05/15/2043	5.000%	4,000,000	4,331,122
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mission Economic Development Corp.(b)
Revenue Bonds
Graphic Packaging International LLC Project
Series 2025 (Mandatory Put 06/01/30)
12/01/2064	5.000%	1,550,000	1,613,777
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2036	4.000%	2,250,000	2,143,125
NCCD-College Station Properties LLC
Series 2015A
07/01/2030	5.000%	7,800,000	7,688,104
North Texas Tollway Authority
Refunding Revenue Bonds
1st Tier
Series 2017A
01/01/2034	5.000%	1,000,000	1,012,804
01/01/2048	5.000%	5,000,000	5,069,961
North Texas Tollway Authority(e)
Refunding Revenue Bonds
First Tier
Series 2008 (AGM)
01/01/2036	0.000%	10,000,000	7,092,396
Plano Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2038	5.000%	1,400,000	1,526,568
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Air Force Villages Project
Series 2016
05/15/2045	5.000%	5,145,000	5,001,158
Buckner Retirement Services
Series 2017
11/15/2037	5.000%	2,175,000	2,196,951
11/15/2046	5.000%	1,250,000	1,223,461
Revenue Bonds
Buckner Retirement Services
Series 2016B
11/15/2046	5.000%	2,000,000	1,957,538
Texas Municipal Gas Acquisition & Supply Corp. VI
Revenue Bonds
Series 2025
01/01/2036	5.000%	5,000,000	5,278,910
Texas Transportation Commission(e)
Revenue Bonds
First Tier Toll
Series 2019
08/01/2038	0.000%	550,000	317,164
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas Water Development Board
Revenue Bonds
State Water Implementation Fund
Series 2018
10/15/2038	5.000%	3,000,000	3,117,006
Total			104,986,807
Utah 0.5%
City of Salt Lake City Airport(g)
Revenue Bonds
Series 2023A
07/01/2038	5.250%	1,450,000	1,593,619
Intermountain Power Agency
Revenue Bonds
Series 2023A
07/01/2037	5.000%	1,000,000	1,089,928
Point Phase 1 Public Infrastructure District No. 1
Revenue Bonds
Series 2025A-1
03/01/2045	5.875%	3,000,000	3,136,597
Salt Lake City Corp. Airport
Revenue Bonds
Series 2017B
07/01/2032	5.000%	1,000,000	1,023,590
07/01/2033	5.000%	1,000,000	1,022,722
Total			7,866,456
Vermont 1.0%
University of Vermont and State Agricultural College
Refunding Revenue Bonds
Series 2026A
10/01/2039	5.000%	3,925,000	4,387,526
Vermont Educational & Health Buildings Financing Agency
Refunding Revenue Bonds
University of Vermont Medical Center
Series 2016A
12/01/2033	5.000%	10,000,000	10,010,104
Total			14,397,630
Virginia 0.1%
Henrico County Economic Development Authority
Refunding Revenue Bonds
Westminster Canterbury Project
Series 2018
10/01/2037	5.000%	1,000,000	1,014,658
Washington 2.5%
City of Seattle Municipal Light & Power
Refunding Revenue Bonds
Series 2024
10/01/2042	5.000%	6,245,000	6,873,228
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Tacoma Electric System
Refunding Revenue Bonds
Series 2024B
01/01/2038	5.000%	500,000	556,519
Energy Northwest
Refunding Revenue Bonds
Columbia Generating Station
Series 2023
07/01/2039	5.000%	4,000,000	4,411,380
Series 2024A
07/01/2038	5.000%	5,500,000	6,167,419
FYI Properties
Refunding Revenue Bonds
Green Bonds - State of Washington DIS Project
Series 2019
06/01/2031	5.000%	5,000,000	5,229,391
King County Public Hospital District No. 1
Limited General Obligation Refunding Bonds
Valley Medical Center
Series 2017
12/01/2031	5.000%	4,000,000	4,035,291
Port of Seattle(g)
Refunding Revenue Bonds
Intermediate Lien
Series 2024
07/01/2040	5.250%	5,000,000	5,510,433
Revenue Bonds
Intermediate Lien
Subordinated Series 2019
04/01/2044	4.000%	1,000,000	940,796
University of Washington
Revenue Bonds
Series 2024A
04/01/2038	5.000%	500,000	560,108
Washington State Housing Finance Commission(c)
Refunding Revenue Bonds
Horizon House Project
Series 2017
01/01/2029	5.000%	840,000	848,503
01/01/2038	5.000%	2,000,000	1,999,871
Total			37,132,939
West Virginia 0.7%
West Virginia Economic Development Authority(b),(g)
Revenue Bonds
Commercial Metals Co. Project
Series 2025 (Mandatory Put 05/15/32)
04/15/2055	4.625%	3,450,000	3,529,238
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
West Virginia Economic Development Authority(b),(c),(g)
Revenue Bonds
Core Natural Resources, Inc. Project
Series 2025 (Mandatory Put 03/27/35)
01/01/2055	5.450%	750,000	810,118
West Virginia Hospital Finance Authority
Revenue Bonds
University Healthcare System
Series 2017
06/01/2042	5.000%	3,665,000	3,707,480
West Virginia University(e)
Revenue Bonds
University System Project
Series 2019A (AMBAC)
04/01/2030	0.000%	3,460,000	3,013,817
Total			11,060,653
Wisconsin 1.3%
Public Finance Authority
Refunding Revenue Bonds
Fellowship Senior Living Project
Series 2019A
01/01/2046	4.000%	2,000,000	1,685,005
Mountain Island Charter Schools
Series 2017
07/01/2037	5.000%	820,000	820,165
07/01/2047	5.000%	1,000,000	944,589
Retirement Housing Foundation
Series 2017 Escrowed to Maturity
11/15/2029	5.000%	2,500,000	2,679,097
11/15/2030	5.000%	1,620,000	1,762,598
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2041	5.000%	250,000	256,698
Public Finance Authority(c)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2037	5.250%	1,000,000	1,006,674
Triad Educational Services, Inc.
Series 2026
06/15/2036	5.000%	3,250,000	3,279,529
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin Center District
Refunding Revenue Bonds
Junior Dedicated
Series 1999 (AGM)
12/15/2027	5.250%	845,000	866,452
Wisconsin Center District(e)
Revenue Bonds
Senior Dedicated - Milwaukee Arena Project
Series 2016
12/15/2033	0.000%	2,200,000	1,663,461
12/15/2034	0.000%	6,665,000	4,811,241
Total			19,775,509
Total Municipal Bonds (Cost $1,479,928,168)			1,482,475,479

Municipal Short Term 0.1%
Issue Description	Yield	Principal Amount ($)	Value ($)
Illinois 0.1%
Illinois Finance Authority(b),(c)
Revenue Bonds
Series 2025 (Mandatory Put 07/02/35)
12/01/2043	4.520%	1,000,000	1,034,126
Total Municipal Short Term (Cost $1,000,000)			1,034,126

Money Market Funds 0.1%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 3.313%(k)	738,264	738,338
Total Money Market Funds (Cost $738,264)		738,338
Total Investments in Securities (Cost $1,485,166,432)		1,487,747,943
Other Assets & Liabilities, Net		13,965,146
Net Assets		$1,501,713,089
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2026.

(c)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2026, the total value of these securities amounted to $47,319,396, which represents 3.15% of total net assets.

(d)	Represents a security purchased on a when-issued basis.
(e)	Zero coupon bond.
(f)	Variable rate security. The interest rate shown was the current rate as of April 30, 2026.
(g)	Income from this security may be subject to alternative minimum tax.
(h)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2026.

(i)	Represents a security in default.
(j)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2026, the total value of these securities amounted to $2,324,039, which represents 0.15% of total net assets.

(k)	The rate shown is the seven-day current annualized yield at April 30, 2026.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
HUD	U.S. Department of Housing and Urban Development
MTA	Monthly Treasury Average
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026 (Unaudited)
Fair value measurements   (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	3,500,000	—	3,500,000
Municipal Bonds	—	1,482,475,479	—	1,482,475,479
Municipal Short Term	—	1,034,126	—	1,034,126
Money Market Funds	738,338	—	—	738,338
Total Investments in Securities	738,338	1,487,009,605	—	1,487,747,943
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2026

Statement of Assets and Liabilities
April 30, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,485,166,432)	$1,487,747,943
Receivable for:
Capital shares sold	2,729,030
Dividends	9,680
Interest	20,491,601
Expense reimbursement due from Investment Manager	7,955
Prepaid expenses	2,507
Deferred compensation of board members	386,819
Other assets	17,378
Total assets	1,511,392,913
Liabilities
Due to custodian	28,084
Payable for:
Investments purchased on a delayed delivery basis	2,481,980
Capital shares redeemed	2,138,067
Distributions to shareholders	4,238,351
Management services fees	19,181
Distribution and/or service fees	1,709
Transfer agent fees	75,307
Compensation of board members	1,546
Other expenses	36,362
Deferred compensation of board members	659,237
Total liabilities	9,679,824
Net assets applicable to outstanding capital stock	$1,501,713,089
Represented by
Paid in capital	1,538,635,095
Total distributable earnings (loss)	(36,922,006)
Total - representing net assets applicable to outstanding capital stock	$1,501,713,089
Class A
Net assets	$285,521,493
Shares outstanding	29,989,928
Net asset value per share	$9.52
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.81
Class C
Net assets	$6,712,220
Shares outstanding	704,774
Net asset value per share	$9.52
Institutional Class
Net assets	$395,289,385
Shares outstanding	41,499,120
Net asset value per share	$9.53
Institutional 2 Class
Net assets	$232,355,376
Shares outstanding	24,432,744
Net asset value per share	$9.51
Institutional 3 Class
Net assets	$566,517,603
Shares outstanding	59,382,657
Net asset value per share	$9.54
Class S
Net assets	$15,317,012
Shares outstanding	1,608,001
Net asset value per share	$9.53
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2026

Statement of Operations
Six Months Ended April 30, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$58,571
Interest	28,387,321
Total income	28,445,892
Expenses:
Management services fees	3,512,547
Distribution and/or service fees
Class A	289,621
Class C	27,744
Transfer agent fees
Class A	145,831
Class C	3,491
Institutional Class	193,179
Institutional 2 Class	61,485
Institutional 3 Class	10,273
Class S	7,856
Custodian fees	8,705
Printing and postage fees	16,334
Registration fees	82,810
Accounting services fees	16,224
Legal fees	20,008
Interest on interfund lending	291
Compensation of chief compliance officer	120
Compensation of board members	13,325
Deferred compensation of board members	8,079
Other	13,873
Total expenses	4,431,796
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,486,284)
Fees waived by transfer agent
Institutional 2 Class	(15,454)
Institutional 3 Class	(6,858)
Total net expenses	2,923,200
Net investment income	25,522,692
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	213,524
Net realized gain	213,524
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(3,012,906)
Net change in unrealized appreciation (depreciation)	(3,012,906)
Net realized and unrealized loss	(2,799,382)
Net increase in net assets resulting from operations	$22,723,310
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2026

Statement of Changes in Net Assets

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations
Net investment income	$25,522,692	$52,201,688
Net realized gain (loss)	213,524	(1,959,281)
Net change in unrealized appreciation (depreciation)	(3,012,906)	8,747,419
Net increase in net assets resulting from operations	22,723,310	58,989,826
Distributions to shareholders
Net investment income and net realized gains
Class A	(4,612,079)	(9,814,100)
Advisor Class	—	(370,489)
Class C	(89,528)	(202,526)
Institutional Class	(6,496,348)	(13,336,219)
Institutional 2 Class	(3,967,399)	(7,740,872)
Institutional 3 Class	(10,115,351)	(20,114,107)
Class S	(264,016)	(606,201)
Total distributions to shareholders	(25,544,721)	(52,184,514)
Decrease in net assets from capital stock activity	(21,902,469)	(53,378,693)
Total decrease in net assets	(24,723,880)	(46,573,381)
Net assets at beginning of period	1,526,436,969	1,573,010,350
Net assets at end of period	$1,501,713,089	$1,526,436,969
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2026

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	April 30, 2026 (Unaudited)		October 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,850,797	17,679,296	3,856,663	36,319,109
Distributions reinvested	456,129	4,356,225	983,428	9,270,355
Shares redeemed	(3,373,086)	(32,191,740)	(8,915,315)	(84,005,491)
Net decrease	(1,066,160)	(10,156,219)	(4,075,224)	(38,416,027)
Advisor Class
Shares sold	—	—	253,757	2,407,699
Shares redeemed	—	—	(21,573,388)	(205,351,758)
Net decrease	—	—	(21,319,631)	(202,944,059)
Class C
Shares sold	107,862	1,028,457	100,108	942,358
Distributions reinvested	8,424	80,468	19,711	185,924
Shares redeemed	(149,731)	(1,429,552)	(373,998)	(3,532,416)
Net decrease	(33,445)	(320,627)	(254,179)	(2,404,134)
Institutional Class
Shares sold	5,110,368	48,805,936	19,319,189	182,587,511
Distributions reinvested	582,946	5,570,287	1,222,070	11,523,500
Shares redeemed	(4,524,441)	(43,262,655)	(16,814,027)	(158,153,832)
Net increase	1,168,873	11,113,568	3,727,232	35,957,179
Institutional 2 Class
Shares sold	3,991,885	38,049,013	10,092,339	95,138,132
Distributions reinvested	415,862	3,966,788	822,327	7,740,609
Shares redeemed	(4,439,263)	(42,283,302)	(7,897,621)	(74,364,050)
Net increase (decrease)	(31,516)	(267,501)	3,017,045	28,514,691
Institutional 3 Class
Shares sold	6,264,426	59,911,216	29,185,962	277,075,363
Distributions reinvested	58,387	558,648	114,236	1,078,688
Shares redeemed	(8,531,826)	(81,728,083)	(15,791,768)	(148,745,726)
Net increase (decrease)	(2,209,013)	(21,258,219)	13,508,430	129,408,325
Class S
Shares sold	852	8,195	21	185
Distributions reinvested	27,629	264,016	64,277	606,201
Shares redeemed	(134,605)	(1,285,682)	(435,250)	(4,101,054)
Net decrease	(106,124)	(1,013,471)	(370,952)	(3,494,668)
Total net decrease	(2,277,385)	(21,902,469)	(5,767,279)	(53,378,693)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2026

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 4/30/2026 (Unaudited)	$9.54	0.15	(0.02)	0.13	(0.15)	—	(0.15)
Year Ended 10/31/2025	$9.49	0.30	0.05	0.35	(0.30)	—	(0.30)
Year Ended 10/31/2024	$9.07	0.30	0.43	0.73	(0.31)	—	(0.31)
Year Ended 10/31/2023	$9.15	0.30	(0.08)	0.22	(0.30)	—	(0.30)
Year Ended 10/31/2022	$10.46	0.28	(1.28)	(1.00)	(0.29)	(0.02)	(0.31)
Year Ended 10/31/2021	$10.51	0.27	0.00	0.27	(0.27)	(0.05)	(0.32)
Class C
Six Months Ended 4/30/2026 (Unaudited)	$9.54	0.12	(0.02)	0.10	(0.12)	—	(0.12)
Year Ended 10/31/2025	$9.50	0.24	0.04	0.28	(0.24)	—	(0.24)
Year Ended 10/31/2024	$9.08	0.24	0.43	0.67	(0.25)	—	(0.25)
Year Ended 10/31/2023	$9.16	0.24	(0.08)	0.16	(0.24)	—	(0.24)
Year Ended 10/31/2022	$10.46	0.22	(1.27)	(1.05)	(0.23)	(0.02)	(0.25)
Year Ended 10/31/2021	$10.51	0.21	0.00	0.21	(0.21)	(0.05)	(0.26)
Institutional Class
Six Months Ended 4/30/2026 (Unaudited)	$9.54	0.16	(0.01)	0.15	(0.16)	—	(0.16)
Year Ended 10/31/2025	$9.50	0.32	0.04	0.36	(0.32)	—	(0.32)
Year Ended 10/31/2024	$9.08	0.32	0.43	0.75	(0.33)	—	(0.33)
Year Ended 10/31/2023	$9.16	0.32	(0.08)	0.24	(0.32)	—	(0.32)
Year Ended 10/31/2022	$10.46	0.30	(1.28)	(0.98)	(0.30)	(0.02)	(0.32)
Year Ended 10/31/2021	$10.51	0.29	0.00	0.29	(0.29)	(0.05)	(0.34)
Institutional 2 Class
Six Months Ended 4/30/2026 (Unaudited)	$9.53	0.16	(0.02)	0.14	(0.16)	—	(0.16)
Year Ended 10/31/2025	$9.48	0.33	0.05	0.38	(0.33)	—	(0.33)
Year Ended 10/31/2024	$9.06	0.33	0.42	0.75	(0.33)	—	(0.33)
Year Ended 10/31/2023	$9.14	0.33	(0.08)	0.25	(0.33)	—	(0.33)
Year Ended 10/31/2022	$10.45	0.31	(1.29)	(0.98)	(0.31)	(0.02)	(0.33)
Year Ended 10/31/2021	$10.49	0.30	0.01	0.31	(0.30)	(0.05)	(0.35)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 4/30/2026 (Unaudited)	$9.52	1.38%	0.79% (c)	0.59% (c)	3.18%	5%	$285,521
Year Ended 10/31/2025	$9.54	3.79%	0.80% (c)	0.59% (c),(d)	3.20%	14%	$296,257
Year Ended 10/31/2024	$9.49	8.07%	0.81% (c)	0.59% (c),(d)	3.18%	13%	$333,503
Year Ended 10/31/2023	$9.07	2.35%	0.83%	0.61% (d)	3.20%	16%	$360,252
Year Ended 10/31/2022	$9.15	(9.76% )	0.81% (c)	0.60% (c),(d)	2.86%	3%	$423,921
Year Ended 10/31/2021	$10.46	2.61%	0.83%	0.70% (d)	2.55%	5%	$171,415
Class C
Six Months Ended 4/30/2026 (Unaudited)	$9.52	1.08%	1.39% (c)	1.19% (c)	2.58%	5%	$6,712
Year Ended 10/31/2025	$9.54	3.06%	1.40% (c)	1.19% (c),(d)	2.60%	14%	$7,044
Year Ended 10/31/2024	$9.50	7.41%	1.41% (c)	1.19% (c),(d)	2.57%	13%	$9,424
Year Ended 10/31/2023	$9.08	1.74%	1.43%	1.21% (d)	2.60%	16%	$11,408
Year Ended 10/31/2022	$9.16	(10.21% )	1.42% (c)	1.20% (c),(d)	2.24%	3%	$12,833
Year Ended 10/31/2021	$10.46	1.99%	1.47%	1.30% (d)	1.94%	5%	$16,754
Institutional Class
Six Months Ended 4/30/2026 (Unaudited)	$9.53	1.58%	0.59% (c)	0.39% (c)	3.38%	5%	$395,289
Year Ended 10/31/2025	$9.54	3.89%	0.60% (c)	0.39% (c),(d)	3.40%	14%	$384,912
Year Ended 10/31/2024	$9.50	8.28%	0.61% (c)	0.39% (c),(d)	3.38%	13%	$347,645
Year Ended 10/31/2023	$9.08	2.56%	0.63%	0.41% (d)	3.41%	16%	$300,058
Year Ended 10/31/2022	$9.16	(9.49% )	0.62% (c)	0.40% (c),(d)	2.99%	3%	$248,789
Year Ended 10/31/2021	$10.46	2.81%	0.63%	0.50% (d)	2.75%	5%	$843,761
Institutional 2 Class
Six Months Ended 4/30/2026 (Unaudited)	$9.51	1.51%	0.54% (c)	0.33% (c)	3.44%	5%	$232,355
Year Ended 10/31/2025	$9.53	4.06%	0.55% (c)	0.33% (c)	3.47%	14%	$233,113
Year Ended 10/31/2024	$9.48	8.36%	0.55% (c)	0.33% (c)	3.44%	13%	$203,365
Year Ended 10/31/2023	$9.06	2.64%	0.54%	0.32%	3.49%	16%	$217,920
Year Ended 10/31/2022	$9.14	(9.53% )	0.55% (c)	0.33% (c)	3.16%	3%	$206,896
Year Ended 10/31/2021	$10.45	2.98%	0.56%	0.44%	2.81%	5%	$25,496
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2026

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 4/30/2026 (Unaudited)	$9.56	0.17	(0.02)	0.15	(0.17)	—	(0.17)
Year Ended 10/31/2025	$9.50	0.33	0.06	0.39	(0.33)	—	(0.33)
Year Ended 10/31/2024	$9.08	0.33	0.43	0.76	(0.34)	—	(0.34)
Year Ended 10/31/2023	$9.16	0.33	(0.08)	0.25	(0.33)	—	(0.33)
Year Ended 10/31/2022	$10.47	0.33	(1.30)	(0.97)	(0.32)	(0.02)	(0.34)
Year Ended 10/31/2021	$10.52	0.30	0.01	0.31	(0.31)	(0.05)	(0.36)
Class S
Six Months Ended 4/30/2026 (Unaudited)	$9.54	0.16	(0.01)	0.15	(0.16)	—	(0.16)
Year Ended 10/31/2025	$9.50	0.32	0.04	0.36	(0.32)	—	(0.32)
Year Ended 10/31/2024(e)	$9.63	0.03	(0.14)(f)	(0.11)	(0.02)	—	(0.02)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
(f)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 4/30/2026 (Unaudited)	$9.54	1.53%	0.49% (c)	0.29% (c)	3.48%	5%	$566,518
Year Ended 10/31/2025	$9.56	4.21%	0.50% (c)	0.29% (c)	3.51%	14%	$588,751
Year Ended 10/31/2024	$9.50	8.40%	0.50% (c)	0.28% (c)	3.49%	13%	$457,028
Year Ended 10/31/2023	$9.08	2.70%	0.50%	0.28%	3.54%	16%	$445,200
Year Ended 10/31/2022	$9.16	(9.46% )	0.52% (c)	0.28% (c)	3.50%	3%	$411,988
Year Ended 10/31/2021	$10.47	2.93%	0.52%	0.39%	2.86%	5%	$2,897
Class S
Six Months Ended 4/30/2026 (Unaudited)	$9.53	1.58%	0.59% (c)	0.39% (c)	3.38%	5%	$15,317
Year Ended 10/31/2025	$9.54	3.89%	0.60% (c)	0.39% (c),(d)	3.40%	14%	$16,360
Year Ended 10/31/2024 (e)	$9.50	(1.09% )	0.60%	0.39%	3.83%	13%	$19,803
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2026

Notes to Financial Statements
April 30, 2026 (Unaudited)
Note 1. Organization
Columbia Intermediate Duration Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.

Columbia Intermediate Duration Municipal Bond Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026 (Unaudited)
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia Intermediate Duration Municipal Bond Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.48% to 0.29% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2026 was 0.47% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.

Columbia Intermediate Duration Municipal Bond Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective through February 28, 2027, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.04% of the average daily net assets attributable to that share class. In addition, prior to March 1, 2026, Institutional 3 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to that share class.
For the six months ended April 30, 2026, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.10
Class C	0.10
Institutional Class	0.10
Institutional 2 Class	0.04
Institutional 3 Class	0.00
Class S	0.10
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2026, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.60% of the average daily net assets attributable to Class C shares of the Fund.
Columbia Intermediate Duration Municipal Bond Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026 (Unaudited)
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended April 30, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75 (a)	23,556
Class C	—	1.00 (b)	103

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	March 1, 2026 through February 28, 2027 (%)	Prior to March 1, 2026 (%)
Class A	0.60	0.61
Class C	1.20	1.21
Institutional Class	0.40	0.41
Institutional 2 Class	0.34	0.33
Institutional 3 Class	0.30	0.29
Class S	0.40	0.41
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Reflected in the contractual cap commitment, effective through February 28, 2027, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.04% for Institutional 2 Class of the average daily net assets attributable to that share class, unless sooner terminated at the sole discretion of the Board of Trustees. Reflected in the contractual cap commitment, prior to March 1, 2026, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.00% for Institutional 3 Class of the average daily net assets attributable to that share class. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

Columbia Intermediate Duration Municipal Bond Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026 (Unaudited)
At April 30, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,485,166,000	16,893,000	(14,311,000)	2,582,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(28,872,066)	(12,521,573)	(41,393,639)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $70,565,177 and $75,450,343, respectively, for the six months ended April 30, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended April 30, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	2,500,000	4.19	1
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at April 30, 2026.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment
Columbia Intermediate Duration Municipal Bond Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026 (Unaudited)
manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended April 30, 2026.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At April 30, 2026, one unaffiliated shareholder of record owned 28.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending

Columbia Intermediate Duration Municipal Bond Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026 (Unaudited)
legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe these proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Intermediate Duration Municipal Bond Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Intermediate Duration Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR167_(06/26)

Columbia Massachusetts Intermediate Municipal Bond Fund
Semi-Annual Financial Statements and Additional Information
April 30, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Massachusetts Intermediate Municipal Bond Fund | 2026

Portfolio of Investments
April 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 2.1%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 2.1%
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2015 (JPMorgan Chase Bank)
02/01/2045	3.400%	900,000	900,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	3.400%	500,000	500,000
Total			1,400,000
Total Floating Rate Notes (Cost $1,400,000)			1,400,000

Municipal Bonds 97.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 1.5%
Massachusetts Port Authority(c)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2038	5.000%	1,000,000	1,035,582
Charter Schools 1.5%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Foxborough Regional Charter
Series 2017
07/01/2037	5.000%	1,000,000	1,004,065
Higher Education 25.1%
Massachusetts Development Finance Agency
Refundind Revenue Bonds
Boston College
Series 2025W
07/01/2039	5.000%	1,000,000	1,125,889
Refunding Revenue Bonds
Boston University
Series 2006BB2
10/01/2037	4.000%	1,120,000	1,120,552
Series 2025
10/01/2038	5.000%	1,000,000	1,130,142
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Brandeis University
Series 2018R
10/01/2035	5.000%	1,005,000	1,049,295
10/01/2036	5.000%	1,140,000	1,188,487
Series 2019
10/01/2036	5.000%	1,535,000	1,604,722
Emerson College
Series 2017A
01/01/2034	5.000%	1,000,000	1,021,332
Series 2025
01/01/2041	5.250%	615,000	654,021
Northeastern University
Series 2024
10/01/2041	5.000%	1,000,000	1,108,470
Suffolk University
Series 2019
07/01/2035	5.000%	870,000	882,212
Woods Hole Oceanographic Institution
Series 2018
06/01/2036	5.000%	650,000	673,960
Worcester Polytechnic Institute
Series 2017
09/01/2037	5.000%	290,000	296,000
Revenue Bonds
Babson College
Series 2017
10/01/2032	5.000%	885,000	910,216
10/01/2033	5.000%	900,000	924,315
Bentley University
Series 2025
07/01/2041	5.000%	310,000	336,861
07/01/2042	5.000%	235,000	253,271
Brandeis University
Series 2019S-2
10/01/2033	5.000%	1,150,000	1,211,268
Harvard University
Series 2025A-2 (Mandatory Put 11/15/35)
05/15/2055	5.000%	1,000,000	1,156,169
Massachusetts Development Finance Agency(d)
Revenue Bonds
Boston University Issue
Series 2026A
10/01/2036	5.000%	175,000	203,735
Total			16,850,917
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Massachusetts Intermediate Municipal Bond Fund  | 2026
3

Portfolio of Investments (continued)
April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital 10.7%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Mass General Brigham
Series 2024D
07/01/2042	5.000%	1,000,000	1,086,645
Partners HealthCare System
Series 2016
07/01/2031	5.000%	1,000,000	1,003,663
UMass Memorial Healthcare
Series 2016I
07/01/2030	5.000%	1,000,000	1,002,789
Series 2017
07/01/2031	5.000%	1,000,000	1,017,497
Revenue Bonds
CareGroup
Series 2018J1
07/01/2036	5.000%	985,000	1,012,665
07/01/2037	5.000%	1,035,000	1,061,728
Mass General Brigham
Series 2026F
07/01/2043	5.000%	940,000	1,027,491
Total			7,212,478
Human Service Provider 1.5%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Seven Hills Foundation
Series 2021
09/01/2039	4.000%	1,000,000	982,128
Joint Power Authority 1.5%
Berkshire Wind Power Cooperative Corp.
Refunding Revenue Bonds
Berkshire Wind Project
Series 2017
07/01/2029	5.000%	1,000,000	1,024,643
Local General Obligation 1.6%
City of Boston
Unlimited General Obligation Bonds
Series 2025A
02/01/2042	5.000%	1,000,000	1,102,351
Multi-Family 1.6%
Massachusetts Development Finance Agency(e)
Revenue Bonds
Merrimack College Student Housing Project
Series 2024
07/01/2044	5.000%	500,000	507,709
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Development Finance Agency
Revenue Bonds
Tufts University Student Housing Project
Series 2025
06/01/2038	5.000%	500,000	550,653
Total			1,058,362
Other Bond Issue 3.1%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Broad Institute
Series 2017
04/01/2034	5.000%	1,000,000	1,024,785
04/01/2035	5.000%	1,000,000	1,022,989
Total			2,047,774
Pool / Bond Bank 4.2%
Massachusetts Clean Water Trust (The)
Refunding Revenue Bonds
State Revolving Fund Bond
Series 2026
02/01/2037	5.000%	1,000,000	1,168,155
Revenue Bonds
Series 2025B
02/01/2043	5.000%	1,000,000	1,110,830
Sustainability Bonds
Series 2023-25B
02/01/2040	5.000%	500,000	553,205
Total			2,832,190
Prep School 2.9%
Massachusetts Development Finance Agency
Revenue Bonds
Middlesex School Issue
Series 2024
07/01/2034	5.000%	800,000	917,846
Trustees of Deerfield Academy
Series 2023
10/01/2032	5.000%	925,000	1,060,011
Total			1,977,857
Refunded / Escrowed 5.6%
Massachusetts State College Building Authority(f)
Revenue Bonds
Capital Appreciation
Series 1999A Escrowed to Maturity (NPFGC)
05/01/2028	0.000%	4,000,000	3,771,004
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Massachusetts Intermediate Municipal Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Retirement Communities 10.9%
Massachusetts Development Finance Agency(e)
Refunding Revenue Bonds
Loomis Obligated Group
Series 2022
01/01/2031	4.000%	1,500,000	1,517,396
Newbridge Charles, Inc.
Series 2017
10/01/2032	4.000%	1,500,000	1,485,234
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2033	5.000%	1,500,000	1,546,469
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Orchard Cove, Inc.
Series 2019
10/01/2039	4.000%	985,000	962,718
10/01/2039	5.000%	250,000	254,874
Salem Community Corp.
Series 2022
01/01/2040	5.125%	1,000,000	1,003,974
Revenue Bonds
Lasall Village, Inc.
Series 2025
07/01/2029	5.000%	500,000	524,072
Total			7,294,737
Sales Tax 11.2%
Massachusetts Bay Transportation Authority(f)
Refunding Revenue Bonds
Series 2016A
07/01/2029	0.000%	3,000,000	2,734,196
07/01/2032	0.000%	5,105,000	4,184,101
Massachusetts School Building Authority
Refunding Revenue Bonds
Sustainable Bonds
Subordinated Series 2025
02/15/2038	5.000%	500,000	590,784
Total			7,509,081
Special Non Property Tax 0.8%
Commonwealth of Massachusetts Transportation Fund
Revenue Bonds
Rail Enhancement Program
Series 2024A
06/01/2044	5.000%	500,000	543,199
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State General Obligation 11.9%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Consolidated Loan of 2023
Series 2023
05/01/2040	5.000%	1,000,000	1,097,726
Series 2016I
12/01/2030	5.000%	3,000,000	3,036,421
Series 2025A
04/01/2042	5.000%	500,000	553,224
Limited General Obligation Refunding Bonds
Series 2023C
08/01/2040	5.000%	1,000,000	1,099,338
Series 2024A
03/01/2039	5.000%	1,000,000	1,113,874
Unlimited General Obligation Bonds
Consolidated Loan
Series 2024D
08/01/2041	5.000%	1,000,000	1,106,472
Total			8,007,055
Water & Sewer 1.7%
Massachusetts Water Resources Authority
Revenue Bonds
Series 2024C
08/01/2040	5.000%	1,000,000	1,114,183
Total Municipal Bonds (Cost $65,225,337)			65,367,606

Money Market Funds 0.3%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 3.313%(g)	212,861	212,882
Total Money Market Funds (Cost $212,861)		212,882
Total Investments in Securities (Cost: $66,838,198)		66,980,488
Other Assets & Liabilities, Net		221,901
Net Assets		67,202,389
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Massachusetts Intermediate Municipal Bond Fund  | 2026
5

Portfolio of Investments (continued)
April 30, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2026.

(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents a security purchased on a when-issued basis.
(e)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2026, the total value of these securities amounted to $5,056,808, which represents 7.52% of total net assets.

(f)	Zero coupon bond.
(g)	The rate shown is the seven-day current annualized yield at April 30, 2026.
Abbreviation Legend
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Massachusetts Intermediate Municipal Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026 (Unaudited)
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	1,400,000	—	1,400,000
Municipal Bonds	—	65,367,606	—	65,367,606
Money Market Funds	212,882	—	—	212,882
Total Investments in Securities	212,882	66,767,606	—	66,980,488
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Massachusetts Intermediate Municipal Bond Fund  | 2026
7

Statement of Assets and Liabilities
April 30, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $66,838,198)	$66,980,488
Receivable for:
Capital shares sold	85,391
Dividends	702
Interest	641,672
Expense reimbursement due from Investment Manager	335
Prepaid expenses	821
Deferred compensation of board members	125,289
Other assets	6
Total assets	67,834,704
Liabilities
Due to custodian	14,866
Payable for:
Investments purchased on a delayed delivery basis	204,192
Capital shares redeemed	78,222
Distributions to shareholders	156,084
Management services fees	865
Distribution and/or service fees	111
Transfer agent fees	2,880
Compensation of board members	664
Other expenses	20,373
Deferred compensation of board members	154,058
Total liabilities	632,315
Net assets applicable to outstanding capital stock	$67,202,389
Represented by
Paid in capital	72,663,472
Total distributable earnings (loss)	(5,461,083)
Total - representing net assets applicable to outstanding capital stock	$67,202,389
Class A
Net assets	$16,301,650
Shares outstanding	1,674,791
Net asset value per share	$9.73
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.03
Institutional Class
Net assets	$21,360,317
Shares outstanding	2,193,807
Net asset value per share	$9.74
Institutional 3 Class
Net assets	$29,540,422
Shares outstanding	3,020,116
Net asset value per share	$9.78
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Massachusetts Intermediate Municipal Bond Fund  | 2026

Statement of Operations
Six Months Ended April 30, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$12,156
Interest	1,146,219
Total income	1,158,375
Expenses:
Management services fees	159,030
Distribution and/or service fees
Class A	19,913
Transfer agent fees
Class A	7,405
Institutional Class	9,644
Institutional 3 Class	557
Custodian fees	564
Printing and postage fees	6,051
Registration fees	15,657
Accounting services fees	16,224
Legal fees	8,932
Compensation of chief compliance officer	5
Compensation of board members	5,864
Deferred compensation of board members	2,127
Other	3,968
Total expenses	255,941
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(60,492)
Total net expenses	195,449
Net investment income	962,926
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(9,479)
Net realized loss	(9,479)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	25,771
Net change in unrealized appreciation (depreciation)	25,771
Net realized and unrealized gain	16,292
Net increase in net assets resulting from operations	$979,218
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Massachusetts Intermediate Municipal Bond Fund  | 2026
9

Statement of Changes in Net Assets

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations
Net investment income	$962,926	$2,066,571
Net realized loss	(9,479)	(853,655)
Net change in unrealized appreciation (depreciation)	25,771	1,326,611
Net increase in net assets resulting from operations	979,218	2,539,527
Distributions to shareholders
Net investment income and net realized gains
Class A	(203,057)	(356,818)
Advisor Class	—	(7,729)
Institutional Class	(290,392)	(538,459)
Institutional 3 Class	(446,923)	(1,149,559)
Total distributions to shareholders	(940,372)	(2,052,565)
Increase (decrease) in net assets from capital stock activity	284,450	(17,074,567)
Total increase (decrease) in net assets	323,296	(16,587,605)
Net assets at beginning of period	66,879,093	83,466,698
Net assets at end of period	$67,202,389	$66,879,093
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Massachusetts Intermediate Municipal Bond Fund  | 2026

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	April 30, 2026 (Unaudited)		October 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	666,174	6,486,570	109,602	1,049,460
Distributions reinvested	19,620	191,560	34,475	331,076
Shares redeemed	(344,291)	(3,357,695)	(873,416)	(8,376,350)
Net increase (decrease)	341,503	3,320,435	(729,339)	(6,995,814)
Advisor Class
Shares sold	—	—	2,185	21,124
Shares redeemed	—	—	(506,539)	(4,898,444)
Net decrease	—	—	(504,354)	(4,877,320)
Institutional Class
Shares sold	269,850	2,641,108	1,114,856	10,710,721
Distributions reinvested	27,080	264,444	50,676	486,283
Shares redeemed	(214,708)	(2,096,277)	(476,711)	(4,566,219)
Net increase	82,222	809,275	688,821	6,630,785
Institutional 3 Class
Shares sold	45,652	448,491	166,362	1,604,755
Distributions reinvested	783	7,688	1,272	12,270
Shares redeemed	(438,181)	(4,301,439)	(1,393,831)	(13,449,243)
Net decrease	(391,746)	(3,845,260)	(1,226,197)	(11,832,218)
Total net increase (decrease)	31,979	284,450	(1,771,069)	(17,074,567)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Massachusetts Intermediate Municipal Bond Fund  | 2026
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 4/30/2026 (Unaudited)	$9.73	0.13	(0.01)(c)	0.12	(0.12)	—	(0.12)
Year Ended 10/31/2025	$9.65	0.25	0.08	0.33	(0.25)	—	(0.25)
Year Ended 10/31/2024	$9.22	0.24	0.43	0.67	(0.24)	—	(0.24)
Year Ended 10/31/2023	$9.26	0.24	(0.04)(c)	0.20	(0.24)	—	(0.24)
Year Ended 10/31/2022	$10.59	0.21	(1.30)	(1.09)	(0.21)	(0.03)	(0.24)
Year Ended 10/31/2021	$10.62	0.21	(0.03)	0.18	(0.21)	(0.00)	(0.21)
Institutional Class
Six Months Ended 4/30/2026 (Unaudited)	$9.73	0.14	0.01	0.15	(0.14)	—	(0.14)
Year Ended 10/31/2025	$9.65	0.27	0.08	0.35	(0.27)	—	(0.27)
Year Ended 10/31/2024	$9.23	0.26	0.42	0.68	(0.26)	—	(0.26)
Year Ended 10/31/2023	$9.27	0.26	(0.04)(c)	0.22	(0.26)	—	(0.26)
Year Ended 10/31/2022	$10.58	0.23	(1.28)	(1.05)	(0.23)	(0.03)	(0.26)
Year Ended 10/31/2021	$10.62	0.23	(0.04)	0.19	(0.23)	(0.00)	(0.23)
Institutional 3 Class
Six Months Ended 4/30/2026 (Unaudited)	$9.78	0.14	0.00	0.14	(0.14)	—	(0.14)
Year Ended 10/31/2025	$9.70	0.28	0.08	0.36	(0.28)	—	(0.28)
Year Ended 10/31/2024	$9.27	0.27	0.43	0.70	(0.27)	—	(0.27)
Year Ended 10/31/2023	$9.31	0.28	(0.05)(c)	0.23	(0.27)	—	(0.27)
Year Ended 10/31/2022	$10.64	0.26	(1.32)	(1.06)	(0.24)	(0.03)	(0.27)
Year Ended 10/31/2021	$10.67	0.24	(0.02)	0.22	(0.25)	(0.00)	(0.25)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Massachusetts Intermediate Municipal Bond Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 4/30/2026 (Unaudited)	$9.73	1.27%	0.99%	0.81%	2.62%	4%	$16,302
Year Ended 10/31/2025	$9.73	3.45%	0.98% (d)	0.80% (d)	2.57%	13%	$12,971
Year Ended 10/31/2024	$9.65	7.25%	0.95% (d)	0.80% (d),(e)	2.45%	9%	$19,900
Year Ended 10/31/2023	$9.22	2.06%	0.93% (d)	0.80% (d),(e)	2.51%	8%	$19,508
Year Ended 10/31/2022	$9.26	(10.47% )	0.89% (d)	0.78% (d),(e)	2.10%	3%	$21,377
Year Ended 10/31/2021	$10.59	1.65%	0.90%	0.81% (e)	1.92%	8%	$27,129
Institutional Class
Six Months Ended 4/30/2026 (Unaudited)	$9.74	1.50%	0.74%	0.56%	2.87%	4%	$21,360
Year Ended 10/31/2025	$9.73	3.71%	0.73% (d)	0.55% (d)	2.85%	13%	$20,550
Year Ended 10/31/2024	$9.65	7.40%	0.70% (d)	0.55% (d),(e)	2.70%	9%	$13,733
Year Ended 10/31/2023	$9.23	2.32%	0.68% (d)	0.55% (d),(e)	2.77%	8%	$16,458
Year Ended 10/31/2022	$9.27	(10.06% )	0.64% (d)	0.54% (d),(e)	2.28%	3%	$16,856
Year Ended 10/31/2021	$10.58	1.81%	0.65%	0.56% (e)	2.17%	8%	$167,020
Institutional 3 Class
Six Months Ended 4/30/2026 (Unaudited)	$9.78	1.44%	0.65%	0.47%	2.95%	4%	$29,540
Year Ended 10/31/2025	$9.78	3.80%	0.64% (d)	0.46% (d)	2.92%	13%	$33,357
Year Ended 10/31/2024	$9.70	7.59%	0.60% (d)	0.45% (d)	2.79%	9%	$44,972
Year Ended 10/31/2023	$9.27	2.43%	0.57% (d)	0.44% (d)	2.87%	8%	$59,041
Year Ended 10/31/2022	$9.31	(10.11% )	0.56% (d)	0.44% (d)	2.77%	3%	$89,300
Year Ended 10/31/2021	$10.64	2.02%	0.55%	0.45%	2.28%	8%	$159
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Massachusetts Intermediate Municipal Bond Fund  | 2026
13

Notes to Financial Statements
April 30, 2026 (Unaudited)
Note 1. Organization
Columbia Massachusetts Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
14
Columbia Massachusetts Intermediate Municipal Bond Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026 (Unaudited)
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia Massachusetts Intermediate Municipal Bond Fund  | 2026
15

Notes to Financial Statements (continued)
April 30, 2026 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2026 was 0.47% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
16
Columbia Massachusetts Intermediate Municipal Bond Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares.
For the six months ended April 30, 2026, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.09
Institutional Class	0.09
Institutional 3 Class	0.00
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2026, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, a distribution and shareholder service plan (the Plan) applicable to Class A shares, which sets the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plan, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended April 30, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75 (a)	2,550

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
The Fund’s other share classes are not subject to sales charges.
Columbia Massachusetts Intermediate Municipal Bond Fund  | 2026
17

Notes to Financial Statements (continued)
April 30, 2026 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through February 28, 2027 (%)
Class A	0.81
Institutional Class	0.56
Institutional 3 Class	0.47
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
66,838,000	560,000	(418,000)	142,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	(5,825,518)	(5,825,518)
18
Columbia Massachusetts Intermediate Municipal Bond Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $2,408,515 and $2,541,856, respectively, for the six months ended April 30, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended April 30, 2026.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended April 30, 2026.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Columbia Massachusetts Intermediate Municipal Bond Fund  | 2026
19

Notes to Financial Statements (continued)
April 30, 2026 (Unaudited)
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At April 30, 2026, one unaffiliated shareholder of record owned 46.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe these proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
20
Columbia Massachusetts Intermediate Municipal Bond Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Massachusetts Intermediate Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR191_(06/26)

Columbia Strategic New York Municipal Income Fund
Semi-Annual Financial Statements and Additional Information
April 30, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Strategic New York Municipal Income Fund | 2026

Portfolio of Investments
April 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 0.7%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.7%
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2015 (JPMorgan Chase Bank)
02/01/2045	3.400%	850,000	850,000
Total Floating Rate Notes (Cost $850,000)			850,000

Municipal Bonds 95.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Air Transportation 8.3%
Build NYC Resource Corp.(c)
Revenue Bonds
Airport Facilities
Series 2025
07/01/2055	5.500%	1,000,000	1,028,189
New York City Industrial Development Agency(c)
Refunding Revenue Bonds
Trips Obligated Group
Series 2012A
07/01/2028	5.000%	1,110,000	1,110,714
New York Transportation Development Corp.(c)
Refunding Revenue Bonds
American Airlines, Inc. Project
Series 2021
08/01/2031	3.000%	1,300,000	1,246,567
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2041	4.000%	600,000	566,503
Revenue Bonds
John F. Kennedy International Airport New Terminal One Project
Series 2023
06/30/2060	5.375%	3,000,000	2,968,419
LaGuardia Airport Terminal C&D
Series 2023
04/01/2040	5.625%	1,500,000	1,588,187
Terminal 4 John F. Kennedy International Airport Project
Series 2022
12/01/2042	4.000%	1,000,000	931,643
Total			9,440,222
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Charter Schools 10.5%
Albany Capital Resource Corp.
Refunding Revenue Bonds
Brighter Choice Elementary
Series 2021
04/01/2037	4.000%	1,000,000	925,307
Build NYC Resource Corp.(d)
Revenue Bonds
Bold Charter School Project
Series 2025
07/01/2060	6.000%	1,000,000	1,005,386
ERE425 LLC - Zeta Charter School, Inc. Project
Series 2025
10/15/2045	5.125%	1,000,000	995,244
International Leadership Charter School
Series 2016
07/01/2046	6.250%	265,000	265,096
Secton Education Partners-Brilla Project
Series 2021
11/01/2051	4.000%	700,000	550,254
Social Bonds - East Harlem Scholars Academy Charter School Project
Series 2022
06/01/2062	5.750%	1,000,000	955,750
Unity Preparatory Charter School of Brooklyn Project
Series 2023
06/15/2063	5.500%	1,000,000	977,850
Build NYC Resource Corp.
Revenue Bonds
International Leadership Charter School
Series 2013
07/01/2033	5.750%	1,250,000	1,250,416
Social Bonds - KIPP NYC Public School Facilities Canal West Project
Series 2023
07/01/2062	5.250%	1,000,000	1,008,215
Success Academy Charter School
Series 2024
09/01/2043	4.000%	1,000,000	953,460
The Renaissance Charter School 2 Project
Series 2025
06/15/2055	5.500%	1,000,000	971,451
Hempstead Town Local Development Corp.
Revenue Bonds
Evergreen Charter School Project
Series 2022A
06/15/2057	5.500%	500,000	487,414
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund  | 2026
3

Portfolio of Investments (continued)
April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Monroe County Industrial Development Corp.(d)
Revenue Bonds
Eugenio Maria de Hostos Charter School
Series 2024
07/01/2059	5.000%	1,000,000	875,734
Social Bonds - Academy of Health Sciences Charter School Project
Series 2022
07/01/2057	6.000%	750,000	745,458
Total			11,967,035
Higher Education 2.1%
Madison County Capital Resource Corp.
Refunding Revenue Bonds
Colgate University Project
Series 2025
07/01/2043	5.000%	550,000	606,693
New York State Dormitory Authority
Refunding Revenue Bonds
Iona University
Series 2025
07/01/2042	5.250%	500,000	546,951
Revenue Bonds
St. John’s University
Series 2007C (NPFGC)
07/01/2026	5.250%	1,205,000	1,210,203
Total			2,363,847
Hospital 4.7%
Albany Capital Resource Corp.
Refunding Revenue Bonds
Albany Medical Center Hospital Project
Series 2025
05/01/2050	5.250%	1,000,000	1,056,448
Genesee County Funding Corp. (The)
Refunding Revenue Bonds
Rochester Regional Health Project
Series 2022
12/01/2052	5.250%	500,000	502,177
New York State Dormitory Authority
Refunding Revenue Bonds
Montefiore Obligated Group
Series 2020A
09/01/2050	4.000%	1,000,000	832,047
Northwell Health Obligated Group
Series 2024
05/01/2054	4.000%	1,000,000	880,108
Revenue Bonds
White Plains Hospital Obligated Group
Series 2024
10/01/2049	5.250%	2,000,000	2,056,950
Total			5,327,730
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Joint Power Authority 0.8%
New York Power Authority
Revenue Bonds
Series 2024A
11/15/2054	4.000%	1,000,000	912,268
Local General Obligation 6.8%
City of New York
Unlimited General Obligation Bonds
Series 2022A-1
09/01/2046	4.000%	3,000,000	2,816,243
Series 2022D-1
05/01/2042	5.250%	1,250,000	1,348,120
05/01/2043	5.250%	1,000,000	1,073,385
Series 2024C
03/01/2053	5.250%	1,000,000	1,039,266
Series 2026G
02/01/2046	5.250%	500,000	541,120
Subordinated Series 2023E-1
04/01/2050	4.000%	1,000,000	914,869
Total			7,733,003
Multi-Family 9.0%
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2047	3.700%	2,000,000	1,755,701
New York City Housing Development Corp.
Refunding Revenue Bonds
8 Spruce Street Project
Series 2024
12/15/2031	4.375%	1,000,000	1,017,529
Sustainable Neighborhood
Series 2019
11/01/2039	3.800%	1,310,000	1,276,348
11/01/2049	3.650%	875,000	758,096
Revenue Bonds
Series 2018K
11/01/2048	4.000%	735,000	668,052
New York State Housing Finance Agency
Revenue Bonds
Affordable Housing
Series 2017M
11/01/2042	3.650%	750,000	692,084
Series 2019D
11/01/2044	3.700%	1,000,000	919,825
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Strategic New York Municipal Income Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Climate Bond Certified/Sustainability Bonds
Series 2019
11/01/2044	3.150%	840,000	712,595
Green Bonds
Series 2017H
11/01/2047	3.650%	1,360,000	1,190,881
Series 2017L (GNMA)
11/01/2037	3.300%	540,000	516,694
Sustainability Bonds
Series 2019I
11/01/2039	3.000%	800,000	743,551
Total			10,251,356
Municipal Power 0.5%
Puerto Rico Electric Power Authority(e),(f)
Revenue Bonds
Series 2010XX
07/01/2040	0.000%	375,000	264,375
Series 2012A
07/01/2042	0.000%	500,000	352,500
Total			616,875
Other Bond Issue 3.0%
Battery Park City Authority
Refunding Revenue Bonds
Sustainability Bonds
Series 2025
11/01/2044	5.000%	1,000,000	1,106,832
New York Liberty Development Corp.
Refunding Revenue Bonds
Green Bonds - 4 World Trade Center Project
Series 2021
11/15/2051	3.000%	500,000	365,559
New York Transportation Development Corp.(c)
Revenue Bonds
New York State Thruway Service Areas Project
Series 2021
04/30/2053	4.000%	1,000,000	868,026
Suffolk Regional Off-Track Betting Co.
Revenue Bonds
Series 2024
12/01/2053	6.000%	1,000,000	1,022,370
Total			3,362,787
Other Industrial Development Bond 0.3%
New York Liberty Development Corp.
Revenue Bonds
Goldman Sachs Headquarters
Series 2007
10/01/2037	5.500%	260,000	305,539
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pool / Bond Bank 0.0%
New York State Dormitory Authority
Unrefunded Revenue Bonds
School Districts Bond Financing Program
Series 2009 (AGM)
10/01/2036	5.125%	15,000	15,025
Ports 3.6%
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Series 2025-248
01/15/2055	5.000%	1,000,000	1,042,977
Revenue Bonds
Consolidated 85th
Series 1993
03/01/2028	5.375%	790,000	813,976
Consolidated 93rd
Series 1994
06/01/2094	6.125%	2,250,000	2,253,720
Total			4,110,673
Prep School 0.8%
Build NYC Resource Corp.(d)
Revenue Bonds
Bay Ridge Preparatory School Project
Series 2024
09/01/2059	5.000%	1,000,000	887,555
Prepaid Gas 0.9%
New York Energy Finance Development Corp.(b)
Revenue Bonds
Series 2025 (Mandatory Put 12/01/33)
07/01/2056	5.000%	1,000,000	1,029,595
Recreation 1.2%
Trust for Cultural Resources of the City of New York (The)
Revenue Bonds
Lincoln Center for the Performing Arts
Series 2026
12/01/2035	5.000%	335,000	381,172
Western Regional Off-Track Betting Corp.(d)
Refunding Revenue Bonds
Series 2021
12/01/2041	4.125%	1,000,000	937,099
Total			1,318,271
Resource Recovery 0.6%
Build NYC Resource Corp.(c),(d)
Refunding Revenue Bonds
Pratt Paper, Inc. Project
Series 2014
01/01/2035	5.000%	650,000	650,887
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund  | 2026
5

Portfolio of Investments (continued)
April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Retirement Communities 4.7%
Brookhaven Local Development Corp.
Refunding Revenue Bonds
Jefferson’s Ferry Project
Series 2016
11/01/2036	5.250%	750,000	755,079
Revenue Bonds
Jefferson’s Ferry Project
Series 2020
11/01/2055	4.000%	1,000,000	840,378
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021A
07/01/2056	5.250%	2,000,000	1,650,154
Tompkins County Development Corp.
Refunding Revenue Bonds
Kendal at Ithaca, Inc. Project
Series 2014
07/01/2044	5.000%	1,655,000	1,655,635
Ulster County Capital Resource Corp.(d)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2047	5.250%	500,000	473,095
Total			5,374,341
Sales Tax 11.0%
Commonwealth of Puerto Rico(e),(g)
Revenue Notes
Series 2022
11/01/2051	0.000%	434,951	301,203
Subordinated Series 2022
11/01/2043	0.000%	285,283	193,993
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2025A
03/15/2050	5.250%	1,830,000	1,947,328
Puerto Rico Sales Tax Financing Corp.(e),(h)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	4,801,000	1,711,285
07/01/2051	0.000%	4,449,000	1,160,643
Puerto Rico Sales Tax Financing Corp.(e)
Revenue Bonds
Series 2019A-1
07/01/2058	5.000%	1,000,000	971,305
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Triborough Bridge & Tunnel Authority
Revenue Bonds
Sales Tax - MTA Bridges & Tunnels
Series 2022
05/15/2062	5.250%	1,000,000	1,033,920
Series 2024A-1
05/15/2064	5.250%	3,000,000	3,108,892
TBTA Capital Lockbox - City Sales Tax
Series 2023A
05/15/2063	5.500%	2,000,000	2,101,969
Total			12,530,538
Single Family 1.1%
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2019-217
04/01/2039	3.625%	135,000	132,061
Revenue Bonds
Social Bonds
Series 2023-250 (HUD)
10/01/2053	4.900%	960,000	967,844
State of New York Mortgage Agency(c)
Refunding Revenue Bonds
Series 2019-218
04/01/2038	3.850%	170,000	166,795
Total			1,266,700
Special Non Property Tax 11.1%
Metropolitan Transportation Authority(h)
Refunding Revenue Bonds
Series 2012A
11/15/2032	0.000%	2,500,000	2,036,588
New York City Transitional Finance Authority
Revenue Bonds
Fiscal 2025
Subordinated Series 2024D
05/01/2052	5.500%	1,500,000	1,606,152
Future Tax Secured
Subordinated Series 2022A-1
08/01/2048	4.000%	3,000,000	2,771,446
Subordinated Series 2023A
05/01/2047	5.000%	1,000,000	1,038,100
New York State Dormitory Authority
Revenue Bonds
Series 2024A
03/15/2054	4.000%	2,000,000	1,795,853
Oneida Indian Nation of New York(d),(e)
Revenue Bonds
Series 2024B
09/01/2043	6.000%	500,000	540,385
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Strategic New York Municipal Income Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Green Bonds
Series 2023C
11/15/2043	5.000%	1,000,000	1,083,818
MTA Bridges and Tunnels
Series 2022
05/15/2051	4.000%	2,000,000	1,795,546
Total			12,667,888
Tobacco 5.0%
Chautauqua Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Series 2014
06/01/2034	5.000%	1,000,000	947,422
New York Counties Tobacco Trust VI
Refunding Revenue Bonds
Tobacco Settlement Pass-Through
Series 2016
06/01/2051	5.000%	2,000,000	1,673,395
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2041	5.000%	3,000,000	3,021,125
Total			5,641,942
Transportation 1.8%
Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Series 2020C-1
11/15/2050	5.000%	2,000,000	2,018,077
Turnpike / Bridge / Toll Road 0.2%
New York State Thruway Authority
Junior Refunding Revenue Bonds
Series 2026A
01/01/2045	5.000%	250,000	270,685
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 7.2%
New York City Municipal Water Finance Authority
Revenue Bonds
Second General Resolution
Series 2025BB
06/15/2055	5.250%	3,000,000	3,159,894
Subordinated Series 2023AA-1
06/15/2053	5.250%	2,000,000	2,097,774
Subordinated Series 2024AA
06/15/2054	4.000%	1,000,000	914,938
Water and Sewer System Second General Resolution
Subordinated Series 2026
06/15/2047	5.000%	1,000,000	1,061,763
Puerto Rico Commonwealth Aqueduct & Sewer Authority(d),(e)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	925,000	918,097
Total			8,152,466
Total Municipal Bonds (Cost $111,535,258)			108,215,305

Money Market Funds 3.1%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 3.313%(i)	3,490,907	3,491,256
Total Money Market Funds (Cost $3,490,907)		3,491,256
Total Investments in Securities (Cost: $115,876,165)		112,556,561
Other Assets & Liabilities, Net		1,107,045
Net Assets		113,663,606
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2026.

(c)	Income from this security may be subject to alternative minimum tax.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2026, the total value of these securities amounted to $10,777,890, which represents 9.48% of total net assets.

(e)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2026, the total value of these securities amounted to $6,413,786, which represents 5.64% of total net assets.

(f)	Represents a security in default.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund  | 2026
7

Portfolio of Investments (continued)
April 30, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
(g)	Coupon rate may change periodically and is determined by the issuer or agent bank based on current market conditions.
(h)	Zero coupon bond.
(i)	The rate shown is the seven-day current annualized yield at April 30, 2026.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
GNMA	Government National Mortgage Association
HUD	U.S. Department of Housing and Urban Development
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	850,000	—	850,000
Municipal Bonds	—	108,215,305	—	108,215,305
Money Market Funds	3,491,256	—	—	3,491,256
Total Investments in Securities	3,491,256	109,065,305	—	112,556,561
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Strategic New York Municipal Income Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026 (Unaudited)
Fair value measurements   (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund  | 2026
9

Statement of Assets and Liabilities
April 30, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $115,876,165)	$112,556,561
Cash	3,722
Receivable for:
Capital shares sold	470,025
Dividends	11,983
Interest	1,704,625
Expense reimbursement due from Investment Manager	477
Prepaid expenses	809
Deferred compensation of board members	108,460
Total assets	114,856,662
Liabilities
Payable for:
Capital shares redeemed	665,607
Distributions to shareholders	358,368
Management services fees	1,476
Distribution and/or service fees	507
Transfer agent fees	5,892
Compensation of board members	690
Other expenses	23,256
Deferred compensation of board members	137,260
Total liabilities	1,193,056
Net assets applicable to outstanding capital stock	$113,663,606
Represented by
Paid in capital	129,515,243
Total distributable earnings (loss)	(15,851,637)
Total - representing net assets applicable to outstanding capital stock	$113,663,606
Class A
Net assets	$65,925,624
Shares outstanding	2,549,774
Net asset value per share	$25.86
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$26.66
Class C
Net assets	$2,570,057
Shares outstanding	99,447
Net asset value per share	$25.84
Institutional Class
Net assets	$32,210,545
Shares outstanding	1,246,945
Net asset value per share	$25.83
Institutional 2 Class
Net assets	$593,390
Shares outstanding	23,026
Net asset value per share	$25.77
Institutional 3 Class
Net assets	$12,363,990
Shares outstanding	478,331
Net asset value per share	$25.85
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Strategic New York Municipal Income Fund  | 2026

Statement of Operations
Six Months Ended April 30, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$41,439
Interest	2,533,568
Total income	2,575,007
Expenses:
Management services fees	269,714
Distribution and/or service fees
Class A	85,264
Class C	8,981
Transfer agent fees
Class A	25,732
Class C	968
Institutional Class	11,798
Institutional 2 Class	165
Institutional 3 Class	229
Custodian fees	4,706
Printing and postage fees	7,658
Registration fees	13,253
Accounting services fees	16,224
Legal fees	10,642
Compensation of chief compliance officer	9
Compensation of board members	6,109
Deferred compensation of board members	2,189
Other	5,016
Total expenses	468,657
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(88,839)
Total net expenses	379,818
Net investment income	2,195,189
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,662,996)
Net realized loss	(1,662,996)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	1,254,075
Net change in unrealized appreciation (depreciation)	1,254,075
Net realized and unrealized loss	(408,921)
Net increase in net assets resulting from operations	$1,786,268
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund  | 2026
11

Statement of Changes in Net Assets

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations
Net investment income	$2,195,189	$4,480,309
Net realized loss	(1,662,996)	(3,079,117)
Net change in unrealized appreciation (depreciation)	1,254,075	811,273
Net increase in net assets resulting from operations	1,786,268	2,212,465
Distributions to shareholders
Net investment income and net realized gains
Class A	(1,261,218)	(2,638,770)
Advisor Class	—	(19,305)
Class C	(41,647)	(97,586)
Institutional Class	(617,118)	(1,196,803)
Institutional 2 Class	(11,339)	(24,144)
Institutional 3 Class	(245,041)	(485,032)
Total distributions to shareholders	(2,176,363)	(4,461,640)
Decrease in net assets from capital stock activity	(1,780,527)	(10,844,760)
Total decrease in net assets	(2,170,622)	(13,093,935)
Net assets at beginning of period	115,834,228	128,928,163
Net assets at end of period	$113,663,606	$115,834,228
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Strategic New York Municipal Income Fund  | 2026

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	April 30, 2026 (Unaudited)		October 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	27,193	703,089	129,136	3,293,921
Distributions reinvested	40,192	1,038,807	82,026	2,100,277
Shares redeemed	(228,680)	(5,905,771)	(464,443)	(11,977,753)
Net decrease	(161,295)	(4,163,875)	(253,281)	(6,583,555)
Advisor Class
Shares sold	—	—	8,218	217,258
Shares redeemed	—	—	(338,750)	(8,978,825)
Net decrease	—	—	(330,532)	(8,761,567)
Class C
Shares sold	10,214	263,691	14,515	377,067
Distributions reinvested	1,612	41,647	3,809	97,549
Shares redeemed	(15,135)	(390,873)	(46,645)	(1,196,208)
Net decrease	(3,309)	(85,535)	(28,321)	(721,592)
Institutional Class
Shares sold	226,068	5,834,777	686,040	17,841,641
Distributions reinvested	18,118	467,816	35,820	916,124
Shares redeemed	(150,644)	(3,888,971)	(527,511)	(13,507,351)
Net increase	93,542	2,413,622	194,349	5,250,414
Institutional 2 Class
Shares sold	3,712	95,551	5,706	145,542
Distributions reinvested	438	11,280	946	24,100
Shares redeemed	(6,863)	(176,895)	(2,747)	(69,990)
Net increase (decrease)	(2,713)	(70,064)	3,905	99,652
Institutional 3 Class
Shares sold	25,378	656,507	71,870	1,828,054
Distributions reinvested	1,089	28,129	2,105	53,805
Shares redeemed	(21,690)	(559,311)	(79,683)	(2,009,971)
Net increase (decrease)	4,777	125,325	(5,708)	(128,112)
Total net decrease	(68,998)	(1,780,527)	(419,588)	(10,844,760)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund  | 2026
13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 4/30/2026 (Unaudited)	$25.94	0.48	(0.09)	0.39	(0.47)	—	(0.47)
Year Ended 10/31/2025	$26.40	0.95	(0.47)	0.48	(0.94)	—	(0.94)
Year Ended 10/31/2024	$23.73	0.92	2.67	3.59	(0.92)	—	(0.92)
Year Ended 10/31/2023	$24.04	0.89	(0.32)	0.57	(0.88)	—	(0.88)
Year Ended 10/31/2022	$30.32	0.76	(6.05)	(5.29)	(0.76)	(0.23)	(0.99)
Year Ended 10/31/2021	$29.68	0.73	0.81	1.54	(0.72)	(0.18)	(0.90)
Class C
Six Months Ended 4/30/2026 (Unaudited)	$25.93	0.42	(0.09)	0.33	(0.42)	—	(0.42)
Year Ended 10/31/2025	$26.38	0.83	(0.45)	0.38	(0.83)	—	(0.83)
Year Ended 10/31/2024	$23.71	0.80	2.67	3.47	(0.80)	—	(0.80)
Year Ended 10/31/2023	$24.02	0.77	(0.31)	0.46	(0.77)	—	(0.77)
Year Ended 10/31/2022	$30.30	0.64	(6.05)	(5.41)	(0.64)	(0.23)	(0.87)
Year Ended 10/31/2021	$29.67	0.59	0.81	1.40	(0.59)	(0.18)	(0.77)
Institutional Class
Six Months Ended 4/30/2026 (Unaudited)	$25.92	0.51	(0.09)	0.42	(0.51)	—	(0.51)
Year Ended 10/31/2025	$26.37	1.01	(0.45)	0.56	(1.01)	—	(1.01)
Year Ended 10/31/2024	$23.70	0.99	2.66	3.65	(0.98)	—	(0.98)
Year Ended 10/31/2023	$24.02	0.95	(0.33)	0.62	(0.94)	—	(0.94)
Year Ended 10/31/2022	$30.29	0.83	(6.04)	(5.21)	(0.83)	(0.23)	(1.06)
Year Ended 10/31/2021	$29.66	0.80	0.81	1.61	(0.80)	(0.18)	(0.98)
Institutional 2 Class
Six Months Ended 4/30/2026 (Unaudited)	$25.86	0.51	(0.09)	0.42	(0.51)	—	(0.51)
Year Ended 10/31/2025	$26.31	1.01	(0.45)	0.56	(1.01)	—	(1.01)
Year Ended 10/31/2024	$23.65	0.99	2.65	3.64	(0.98)	—	(0.98)
Year Ended 10/31/2023	$23.96	0.95	(0.31)	0.64	(0.95)	—	(0.95)
Year Ended 10/31/2022	$30.22	0.83	(6.03)	(5.20)	(0.83)	(0.23)	(1.06)
Year Ended 10/31/2021	$29.58	0.81	0.81	1.62	(0.80)	(0.18)	(0.98)
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Strategic New York Municipal Income Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 4/30/2026 (Unaudited)	$25.86	1.53%	0.91%	0.76%	3.73%	4%	$65,926
Year Ended 10/31/2025	$25.94	1.94%	0.92%	0.76% (c)	3.69%	19%	$70,329
Year Ended 10/31/2024	$26.40	15.19%	0.90%	0.76% (c)	3.52%	30%	$78,245
Year Ended 10/31/2023	$23.73	2.20%	0.89% (d)	0.78% (c),(d)	3.49%	23%	$74,887
Year Ended 10/31/2022	$24.04	(17.84% )	0.86% (d)	0.78% (c),(d)	2.74%	22%	$81,708
Year Ended 10/31/2021	$30.32	5.23%	0.85%	0.78% (c)	2.39%	18%	$117,874
Class C
Six Months Ended 4/30/2026 (Unaudited)	$25.84	1.27%	1.36%	1.21%	3.28%	4%	$2,570
Year Ended 10/31/2025	$25.93	1.52%	1.37%	1.21% (c)	3.24%	19%	$2,664
Year Ended 10/31/2024	$26.38	14.69%	1.35%	1.21% (c)	3.06%	30%	$3,458
Year Ended 10/31/2023	$23.71	1.74%	1.34% (d)	1.23% (c),(d)	3.02%	23%	$5,455
Year Ended 10/31/2022	$24.02	(18.23% )	1.43% (d)	1.23% (c),(d)	2.28%	22%	$7,882
Year Ended 10/31/2021	$30.30	4.72%	1.60%	1.23% (c)	1.94%	18%	$12,203
Institutional Class
Six Months Ended 4/30/2026 (Unaudited)	$25.83	1.62%	0.66%	0.51%	3.99%	4%	$32,211
Year Ended 10/31/2025	$25.92	2.23%	0.67%	0.51% (c)	3.95%	19%	$29,894
Year Ended 10/31/2024	$26.37	15.50%	0.65%	0.51% (c)	3.77%	30%	$25,292
Year Ended 10/31/2023	$23.70	2.42%	0.64% (d)	0.53% (c),(d)	3.73%	23%	$19,576
Year Ended 10/31/2022	$24.02	(17.62% )	0.61% (d)	0.53% (c),(d)	2.94%	22%	$26,486
Year Ended 10/31/2021	$30.29	5.46%	0.60%	0.53% (c)	2.63%	18%	$55,959
Institutional 2 Class
Six Months Ended 4/30/2026 (Unaudited)	$25.77	1.63%	0.64%	0.49%	4.00%	4%	$593
Year Ended 10/31/2025	$25.86	2.25%	0.65%	0.49%	3.98%	19%	$666
Year Ended 10/31/2024	$26.31	15.49%	0.63%	0.50%	3.78%	30%	$574
Year Ended 10/31/2023	$23.65	2.47%	0.62% (d)	0.51% (d)	3.75%	23%	$1,024
Year Ended 10/31/2022	$23.96	(17.62% )	0.59% (d)	0.51% (d)	2.94%	22%	$1,225
Year Ended 10/31/2021	$30.22	5.52%	0.59%	0.52%	2.65%	18%	$1,860
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund  | 2026
15

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 4/30/2026 (Unaudited)	$25.93	0.52	(0.08)	0.44	(0.52)	—	(0.52)
Year Ended 10/31/2025	$26.39	1.03	(0.46)	0.57	(1.03)	—	(1.03)
Year Ended 10/31/2024	$23.72	1.01	2.66	3.67	(1.00)	—	(1.00)
Year Ended 10/31/2023	$24.03	0.97	(0.32)	0.65	(0.96)	—	(0.96)
Year Ended 10/31/2022	$30.31	0.89	(6.09)	(5.20)	(0.85)	(0.23)	(1.08)
Year Ended 10/31/2021	$29.67	0.82	0.82	1.64	(0.82)	(0.18)	(1.00)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Strategic New York Municipal Income Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 4/30/2026 (Unaudited)	$25.85	1.70%	0.59%	0.43%	4.06%	4%	$12,364
Year Ended 10/31/2025	$25.93	2.27%	0.60%	0.43%	4.02%	19%	$12,281
Year Ended 10/31/2024	$26.39	15.57%	0.58%	0.44%	3.85%	30%	$12,647
Year Ended 10/31/2023	$23.72	2.53%	0.57% (d)	0.46% (d)	3.81%	23%	$5,440
Year Ended 10/31/2022	$24.03	(17.59% )	0.55% (d)	0.46% (d)	3.42%	22%	$6,257
Year Ended 10/31/2021	$30.31	5.56%	0.54%	0.47%	2.70%	18%	$867
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund  | 2026
17

Notes to Financial Statements
April 30, 2026 (Unaudited)
Note 1. Organization
Columbia Strategic New York Municipal Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
18
Columbia Strategic New York Municipal Income Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026 (Unaudited)
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Columbia Strategic New York Municipal Income Fund  | 2026
19

Notes to Financial Statements (continued)
April 30, 2026 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2026 was 0.47% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
20
Columbia Strategic New York Municipal Income Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended April 30, 2026, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.08
Class C	0.08
Institutional Class	0.08
Institutional 2 Class	0.06
Institutional 3 Class	0.00
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2026, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.45% of the average daily net assets attributable to Class C shares of the Fund.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended April 30, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75 (a)	2,538
Class C	—	1.00 (b)	—

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Strategic New York Municipal Income Fund  | 2026
21

Notes to Financial Statements (continued)
April 30, 2026 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	March 1, 2026 through February 28, 2027 (%)	Prior to March 1, 2026 (%)
Class A	0.76	0.76
Class C	1.21	1.21
Institutional Class	0.51	0.51
Institutional 2 Class	0.49	0.49
Institutional 3 Class	0.43	0.44
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
115,876,000	1,137,000	(4,456,000)	(3,319,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(4,818,233)	(6,997,022)	(11,815,255)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
22
Columbia Strategic New York Municipal Income Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $4,280,802 and $8,355,716, respectively, for the six months ended April 30, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended April 30, 2026.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended April 30, 2026.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Columbia Strategic New York Municipal Income Fund  | 2026
23

Notes to Financial Statements (continued)
April 30, 2026 (Unaudited)
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At April 30, 2026, one unaffiliated shareholder of record owned 20.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe these proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
24
Columbia Strategic New York Municipal Income Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Strategic New York Municipal Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR205_(06/26)

Columbia New York Intermediate Municipal Bond Fund
Semi-Annual Financial Statements and Additional Information
April 30, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia New York Intermediate Municipal Bond Fund | 2026

Portfolio of Investments
April 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Municipal Bonds 96.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Air Transportation 4.2%
Build NYC Resource Corp.(a)
Revenue Bonds
Airport Facilities
Series 2025
07/01/2043	5.500%	500,000	543,637
New York Transportation Development Corp.(a)
Refunding Revenue Bonds
American Airlines, Inc. Project
Series 2021
08/01/2031	3.000%	650,000	623,283
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2036	5.000%	800,000	837,888
12/01/2038	4.000%	300,000	290,866
Revenue Bonds
John F. Kennedy International Airport New Terminal One Project
Series 2025
06/30/2040	6.000%	500,000	563,381
Sustainable Bonds - John F. Kennedy International Airport New Terminal One Project
Series 2023
06/30/2040	5.500%	500,000	529,093
Total			3,388,148
Charter Schools 4.6%
Build NYC Resource Corp.(b)
Revenue Bonds
261 Walton Facility LLC - Zeta Charter Schools, Inc. Project
Series 2026
06/01/2036	5.000%	500,000	517,166
International Leadership Charter School
Series 2016
07/01/2046	6.250%	360,000	360,130
Build NYC Resource Corp.
Revenue Bonds
South Bronx Classical Charter School V Project
Series 2026
06/15/2041	5.000%	500,000	522,638
The Renaissance Charter School 2 Project
Series 2025
06/15/2045	5.250%	250,000	250,809
Build Resource Corp.
Revenue Bonds
Sucess Academy Charter School
Series 2024
09/01/2033	5.000%	1,000,000	1,079,905
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Monroe County Industrial Development Corp.(b)
Revenue Bonds
True North Rochester Preparatory Charter School Project
Series 2020
06/01/2040	5.000%	900,000	906,766
Total			3,637,414
Health Services 1.4%
Westchester County Local Development Corp.
Revenue Bonds
New York Blood Center Project
Series 2024
07/01/2035	5.000%	1,000,000	1,087,684
Higher Education 7.6%
County of Saratoga
Revenue Bonds
Skidmore College Project
Series 2018
07/01/2033	5.000%	165,000	172,304
07/01/2034	5.000%	200,000	208,689
07/01/2035	5.000%	200,000	208,420
Dutchess County Local Development Corp.
Refunding Revenue Bonds
Culinary Institute of America (The)
Series 2018
07/01/2032	5.000%	220,000	226,943
Revenue Bonds
Marist College Project
Series 2018
07/01/2031	5.000%	170,000	177,458
07/01/2032	5.000%	210,000	218,905
07/01/2033	5.000%	205,000	213,372
Hempstead Town Local Development Corp.
Refunding Revenue Bonds
Adelphi University Project
Series 2026
10/01/2043	5.000%	500,000	526,725
Madison County Capital Resource Corp.
Refunding Revenue Bonds
Colgate University Project
Series 2025
07/01/2042	5.000%	425,000	472,027
New York State Dormitory Authority
Refunding Revenue Bonds
Iona University
Series 2025
07/01/2032	5.000%	500,000	561,763
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia New York Intermediate Municipal Bond Fund  | 2026
3

Portfolio of Investments (continued)
April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Teacher’s College
Series 2017
07/01/2029	5.000%	175,000	179,533
07/01/2030	5.000%	150,000	153,449
Revenue Bonds
New York University
Series 2019A
07/01/2037	5.000%	2,000,000	2,120,618
Tompkins County Development Corp.
Refunding Revenue Bonds
Ithaca College Project
Series 2018
07/01/2034	5.000%	575,000	595,810
Total			6,036,016
Hospital 2.8%
Albany Capital Resource Corp.
Refunding Revenue Bonds
Albany Medical Center Hospital Project
Series 2025
05/01/2043	5.250%	500,000	553,257
New York State Dormitory Authority
Refunding Revenue Bonds
Montefiore Obligated Group
Series 2020A
09/01/2037	4.000%	300,000	290,775
Northwell Health Obligated Group
Series 2025
05/01/2042	5.000%	500,000	539,378
Revenue Bonds
White Plains Hospital Obligated Group
Series 2024
10/01/2033	5.000%	750,000	816,935
Total			2,200,345
Joint Power Authority 1.1%
New York Power Authority
Revenue Bonds
Green Transmission Project
Series 2023A (AGM)
11/15/2040	5.250%	500,000	569,433
Series 2024A
11/15/2041	5.000%	250,000	277,450
Total			846,883
Local General Obligation 14.2%
City of New York
Unlimited General Obligation Bonds
Fiscal 2026
Series 2025A-1
08/01/2035	5.000%	500,000	571,783
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024C
03/01/2038	5.000%	1,365,000	1,508,245
Series 2025D
10/01/2043	5.000%	500,000	542,665
Unlimited General Obligation Refunding Bonds
Subordinated Series 2023F-1
08/01/2038	5.000%	250,000	274,460
City of Yonkers
Limited General Obligation Bonds
Series 2016A (AGM)
11/15/2028	5.000%	1,780,000	1,800,999
Series 2017A (BAM)
09/01/2028	5.000%	2,090,000	2,155,571
County of Monroe(a)
Limited General Obligation Public Improvement Bonds
Series 2019B (BAM)
06/01/2027	5.000%	1,350,000	1,378,510
County of Nassau
Limited General Obligation Bonds
Series 2017B
04/01/2033	5.000%	1,000,000	1,021,110
Monroe County Industrial Development Agency
Revenue Bonds
Rochester Schools Modernization Program
Series 2018
05/01/2034	5.000%	750,000	781,028
New York State Dormitory Authority
Revenue Bonds
School District Building Financing Program
Series 2018
10/01/2032	5.000%	1,000,000	1,009,434
School Districts Revenue Bond Financing Program
Series 2023 (AGM)
10/01/2040	5.000%	300,000	323,366
Total			11,367,171
Multi-Family 4.3%
Amherst Development Corp.
Refunding Revenue Bonds
University of Buffalo Student Housing
Series 2017 (AGM)
10/01/2028	5.000%	730,000	750,547
10/01/2029	5.000%	1,290,000	1,326,246
New York City Housing Development Corp.
Refunding Revenue Bonds
8 Spruce Street Project
Series 2024
12/15/2031	4.000%	500,000	506,122
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia New York Intermediate Municipal Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Onondaga County Trust for Cultural Resources
Refunding Revenue Bonds
Abby Lane Housing Corp. Project
Series 2017
05/01/2030	5.000%	420,000	426,792
05/01/2031	5.000%	400,000	406,074
Total			3,415,781
Municipal Power 6.8%
Long Island Power Authority
Refunding Revenue Bonds
Series 2016B
09/01/2027	5.000%	1,000,000	1,008,342
09/01/2030	5.000%	750,000	755,645
Series 2024A
09/01/2041	5.000%	2,000,000	2,219,115
Revenue Bonds
General
Series 2017
09/01/2035	5.000%	1,200,000	1,231,412
Green Bonds
Series 2023E
09/01/2040	5.000%	160,000	175,751
Total			5,390,265
Other Bond Issue 1.4%
Build NYC Resource Corp.
Revenue Bonds
Children’s Aid Society Project (The)
Series 2019
07/01/2036	4.000%	100,000	101,131
New York Transportation Development Corp.(a)
Revenue Bonds
New York State Thruway Service Areas Project
Series 2021
10/31/2034	4.000%	500,000	504,725
10/31/2041	4.000%	570,000	553,686
Total			1,159,542
Pool / Bond Bank 0.6%
New York State Dormitory Authority
Revenue Bonds
Series 2025
10/01/2036	5.000%	400,000	457,951
Ports 7.4%
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Consolidated 211th
Series 2018
09/01/2038	4.000%	1,400,000	1,412,823
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-209
07/15/2034	5.000%	2,500,000	2,613,702
Series 2018-211
09/01/2036	5.000%	1,000,000	1,045,574
Port Authority of New York & New Jersey(a)
Refunding Revenue Bonds
Series 2023-238
07/15/2038	5.000%	500,000	544,874
Series 2024-246
09/01/2042	5.000%	250,000	269,879
Total			5,886,852
Prepaid Gas 0.6%
New York Energy Finance Development Corp.(c)
Revenue Bonds
Series 2025 (Mandatory Put 12/01/33)
07/01/2056	5.000%	500,000	514,798
Recreation 0.2%
Trust for Cultural Resources of the City of New York (The)
Revenue Bonds
Lincoln Center for the Performing Arts
Series 2026
12/01/2035	5.000%	165,000	187,741
Retirement Communities 3.7%
Brookhaven Local Development Corp.
Refunding Revenue Bonds
Jefferson’s Ferry Project
Series 2016
11/01/2036	5.250%	750,000	755,078
Buffalo & Erie County Industrial Land Development Corp.
Refunding Revenue Bonds
Orchard Park
Series 2015
11/15/2029	5.000%	550,000	550,724
11/15/2030	5.000%	650,000	650,833
Suffolk County Economic Development Corp.
Refunding Revenue Bonds
Peconic Landing at Southhold, Inc.
Series 2020
12/01/2034	5.000%	1,000,000	1,032,395
Total			2,989,030
Sales Tax 4.5%
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2023A-1
03/15/2040	5.000%	1,000,000	1,099,944
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia New York Intermediate Municipal Bond Fund  | 2026
5

Portfolio of Investments (continued)
April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Triborough Bridge & Tunnel Authority
Revenue Bonds
Series 2024A-1
05/15/2042	5.000%	1,500,000	1,642,511
TBTA Capital Lockbox - City Sales Tax
Series 2023A
05/15/2039	5.000%	750,000	824,493
Total			3,566,948
Single Family 0.1%
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2018-211
10/01/2038	3.625%	110,000	106,870
Special Non Property Tax 11.3%
Metropolitan Transportation Authority
Special Tax Bonds
Series 2024A
11/15/2041	5.000%	325,000	359,067
New York City Transitional Finance Authority
Refunding Revenue Bonds
Building Aid
Series 2018S-2A
07/15/2036	5.000%	2,000,000	2,081,087
Subordinated Series 2024
11/01/2039	5.000%	1,000,000	1,108,467
Revenue Bonds
Building Aid
Series 2018S-3
07/15/2034	5.000%	1,000,000	1,044,171
Multi-Modal
Subordinated Series 2023A
05/01/2039	5.000%	500,000	546,911
New York State Dormitory Authority
Refunding Revenue Bonds
Bid Group 2
Series 2025A
03/15/2042	5.000%	1,000,000	1,098,200
Series 2023A
03/15/2039	5.000%	500,000	550,263
Series 2025C
03/15/2039	5.000%	500,000	565,974
Revenue Bonds
Series 2024A
03/15/2039	5.000%	500,000	556,742
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Green Bonds
Series 2023C
11/15/2040	5.250%	1,000,000	1,124,025
Total			9,034,907
Special Property Tax 0.7%
Triborough Bridge & Tunnel Authority
Revenue Bonds
TBTA Capital Lockbox Fund
Series 2025
12/01/2041	5.000%	500,000	555,169
Tobacco 4.0%
Suffolk Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Tobacco Settlement
Series 2021
06/01/2037	4.000%	1,170,000	1,147,976
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2031	5.000%	2,000,000	2,035,164
Total			3,183,140
Transportation 6.3%
Metropolitan Transportation Authority
Refunding Revenue Bonds
Climate Bond Certified - Green
Series 2018
11/15/2026	5.000%	2,590,000	2,622,342
Series 2024A
11/15/2040	5.000%	1,000,000	1,084,109
Metropolitan Transportation Authority(d)
Refunding Revenue Bonds
Green Bonds
Series 2017C-2
11/15/2029	0.000%	1,500,000	1,347,683
Total			5,054,134
Turnpike / Bridge / Toll Road 6.3%
New York State Thruway Authority
Junior Refunding Revenue Bonds
Series 2026A
01/01/2038	5.000%	500,000	574,124
Refunding Revenue Bonds
Series 2024P
01/01/2042	5.000%	500,000	549,871
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia New York Intermediate Municipal Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
MTA Bridges and Tunnels
Series 2023
11/15/2037	5.000%	500,000	555,433
Series 2018-B
11/15/2031	5.000%	2,000,000	2,246,349
Revenue Bonds
Series 2024A-1
11/15/2041	5.000%	1,000,000	1,104,365
Total			5,030,142
Water & Sewer 2.1%
Buffalo Municipal Water Finance Authority
Revenue Bonds
Series 2026A
07/01/2044	5.000%	500,000	544,294
New York City Municipal Water Finance Authority
Revenue Bonds
Second General Resolution
Series 2025BB
06/15/2043	5.000%	1,000,000	1,099,445
Total			1,643,739
Total Municipal Bonds (Cost $76,619,649)			76,740,670

Money Market Funds 2.6%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 3.313%(e)	2,089,150	2,089,359
Total Money Market Funds (Cost $2,089,150)		2,089,359
Total Investments in Securities (Cost: $78,708,799)		78,830,029
Other Assets & Liabilities, Net		936,767
Net Assets		79,766,796
Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2026, the total value of these securities amounted to $1,784,062, which represents 2.24% of total net assets.

(c)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2026.

(d)	Zero coupon bond.
(e)	The rate shown is the seven-day current annualized yield at April 30, 2026.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia New York Intermediate Municipal Bond Fund  | 2026
7

Portfolio of Investments (continued)
April 30, 2026 (Unaudited)
Fair value measurements   (continued)
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Municipal Bonds	—	76,740,670	—	76,740,670
Money Market Funds	2,089,359	—	—	2,089,359
Total Investments in Securities	2,089,359	76,740,670	—	78,830,029
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia New York Intermediate Municipal Bond Fund  | 2026

Statement of Assets and Liabilities
April 30, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $78,708,799)	$78,830,029
Receivable for:
Capital shares sold	173,509
Dividends	3,125
Interest	1,065,578
Expense reimbursement due from Investment Manager	466
Prepaid expenses	830
Deferred compensation of board members	119,063
Total assets	80,192,600
Liabilities
Due to custodian	6,536
Payable for:
Capital shares redeemed	61,218
Distributions to shareholders	183,413
Management services fees	1,026
Distribution and/or service fees	71
Transfer agent fees	4,690
Compensation of board members	675
Other expenses	20,178
Deferred compensation of board members	147,997
Total liabilities	425,804
Net assets applicable to outstanding capital stock	$79,766,796
Represented by
Paid in capital	84,022,589
Total distributable earnings (loss)	(4,255,793)
Total - representing net assets applicable to outstanding capital stock	$79,766,796
Class A
Net assets	$10,398,960
Shares outstanding	930,380
Net asset value per share	$11.18
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$11.53
Institutional Class
Net assets	$31,555,153
Shares outstanding	2,822,899
Net asset value per share	$11.18
Institutional 2 Class
Net assets	$19,430,818
Shares outstanding	1,735,448
Net asset value per share	$11.20
Institutional 3 Class
Net assets	$18,381,865
Shares outstanding	1,638,825
Net asset value per share	$11.22
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia New York Intermediate Municipal Bond Fund  | 2026
9

Statement of Operations
Six Months Ended April 30, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$11,188
Interest	1,338,219
Total income	1,349,407
Expenses:
Management services fees	193,401
Distribution and/or service fees
Class A	13,230
Transfer agent fees
Class A	5,016
Institutional Class	14,952
Institutional 2 Class	5,062
Institutional 3 Class	402
Custodian fees	703
Printing and postage fees	6,780
Registration fees	13,412
Accounting services fees	16,224
Legal fees	9,059
Compensation of chief compliance officer	7
Compensation of board members	5,951
Deferred compensation of board members	2,152
Other	4,476
Total expenses	290,827
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(88,033)
Total net expenses	202,794
Net investment income	1,146,613
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(160,716)
Net realized loss	(160,716)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	272,369
Net change in unrealized appreciation (depreciation)	272,369
Net realized and unrealized gain	111,653
Net increase in net assets resulting from operations	$1,258,266
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia New York Intermediate Municipal Bond Fund  | 2026

Statement of Changes in Net Assets

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations
Net investment income	$1,146,613	$2,447,951
Net realized loss	(160,716)	(1,179,386)
Net change in unrealized appreciation (depreciation)	272,369	2,055,935
Net increase in net assets resulting from operations	1,258,266	3,324,500
Distributions to shareholders
Net investment income and net realized gains
Class A	(134,232)	(289,124)
Advisor Class	—	(6,810)
Institutional Class	(439,656)	(922,613)
Institutional 2 Class	(267,519)	(406,609)
Institutional 3 Class	(305,480)	(822,132)
Total distributions to shareholders	(1,146,887)	(2,447,288)
Decrease in net assets from capital stock activity	(7,019,588)	(13,624,289)
Total decrease in net assets	(6,908,209)	(12,747,077)
Net assets at beginning of period	86,675,005	99,422,082
Net assets at end of period	$79,766,796	$86,675,005
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia New York Intermediate Municipal Bond Fund  | 2026
11

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	April 30, 2026 (Unaudited)		October 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	26,467	296,880	138,587	1,519,923
Distributions reinvested	9,768	109,309	21,312	234,639
Shares redeemed	(88,046)	(985,419)	(407,990)	(4,480,700)
Net decrease	(51,811)	(579,230)	(248,091)	(2,726,138)
Advisor Class
Shares sold	—	—	4,517	50,000
Shares redeemed	—	—	(408,950)	(4,528,320)
Net decrease	—	—	(404,433)	(4,478,320)
Institutional Class
Shares sold	221,142	2,470,003	968,054	10,654,754
Distributions reinvested	30,266	338,745	65,747	723,667
Shares redeemed	(312,162)	(3,494,599)	(1,133,858)	(12,434,272)
Net decrease	(60,754)	(685,851)	(100,057)	(1,055,851)
Institutional 2 Class
Shares sold	95,457	1,072,954	735,882	8,090,409
Distributions reinvested	23,863	267,519	36,854	406,578
Shares redeemed	(73,750)	(825,478)	(408,414)	(4,499,395)
Net increase	45,570	514,995	364,322	3,997,592
Institutional 3 Class
Shares sold	30,182	340,411	142,242	1,577,534
Distributions reinvested	2,079	23,349	8,485	93,672
Shares redeemed	(591,279)	(6,633,262)	(1,000,909)	(11,032,778)
Net decrease	(559,018)	(6,269,502)	(850,182)	(9,361,572)
Total net decrease	(626,013)	(7,019,588)	(1,238,441)	(13,624,289)
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia New York Intermediate Municipal Bond Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]
Columbia New York Intermediate Municipal Bond Fund  | 2026
13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 4/30/2026 (Unaudited)	$11.16	0.14	0.02	0.16	(0.14)	—	(0.14)
Year Ended 10/31/2025	$11.04	0.27	0.12	0.39	(0.27)	—	(0.27)
Year Ended 10/31/2024	$10.61	0.26	0.43	0.69	(0.26)	—	(0.26)
Year Ended 10/31/2023	$10.65	0.26	(0.04)(e)	0.22	(0.26)	—	(0.26)
Year Ended 10/31/2022	$12.09	0.24	(1.41)	(1.17)	(0.25)	(0.02)	(0.27)
Year Ended 10/31/2021	$11.99	0.23	0.11	0.34	(0.24)	(0.00)	(0.24)
Institutional Class
Six Months Ended 4/30/2026 (Unaudited)	$11.16	0.15	0.02	0.17	(0.15)	—	(0.15)
Year Ended 10/31/2025	$11.04	0.30	0.12	0.42	(0.30)	—	(0.30)
Year Ended 10/31/2024	$10.61	0.28	0.43	0.71	(0.28)	—	(0.28)
Year Ended 10/31/2023	$10.65	0.28	(0.04)(e)	0.24	(0.28)	—	(0.28)
Year Ended 10/31/2022	$12.09	0.27	(1.42)	(1.15)	(0.27)	(0.02)	(0.29)
Year Ended 10/31/2021	$11.99	0.26	0.11	0.37	(0.27)	(0.00)	(0.27)
Institutional 2 Class
Six Months Ended 4/30/2026 (Unaudited)	$11.18	0.16	0.02	0.18	(0.16)	—	(0.16)
Year Ended 10/31/2025	$11.06	0.30	0.12	0.42	(0.30)	—	(0.30)
Year Ended 10/31/2024	$10.63	0.29	0.43	0.72	(0.29)	—	(0.29)
Year Ended 10/31/2023	$10.66	0.29	(0.03)(e)	0.26	(0.29)	—	(0.29)
Year Ended 10/31/2022	$12.11	0.28	(1.43)	(1.15)	(0.28)	(0.02)	(0.30)
Year Ended 10/31/2021	$12.01	0.27	0.11	0.38	(0.28)	(0.00)	(0.28)
Institutional 3 Class
Six Months Ended 4/30/2026 (Unaudited)	$11.20	0.16	0.02	0.18	(0.16)	—	(0.16)
Year Ended 10/31/2025	$11.08	0.31	0.12	0.43	(0.31)	—	(0.31)
Year Ended 10/31/2024	$10.65	0.30	0.43	0.73	(0.30)	—	(0.30)
Year Ended 10/31/2023	$10.68	0.30	(0.03)(e)	0.27	(0.30)	—	(0.30)
Year Ended 10/31/2022	$12.14	0.30	(1.45)	(1.15)	(0.29)	(0.02)	(0.31)
Year Ended 10/31/2021	$12.03	0.28	0.12	0.40	(0.29)	(0.00)	(0.29)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia New York Intermediate Municipal Bond Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 4/30/2026 (Unaudited)	$11.18	1.45%	0.96%	0.74%	2.54%	4%	$10,399
Year Ended 10/31/2025	$11.16	3.60%	0.94% (c)	0.74% (c),(d)	2.45%	12%	$10,964
Year Ended 10/31/2024	$11.04	6.49%	0.93% (c)	0.74% (c),(d)	2.32%	13%	$13,584
Year Ended 10/31/2023	$10.61	1.98%	0.91% (c)	0.75% (c),(d)	2.34%	12%	$10,985
Year Ended 10/31/2022	$10.65	(9.83% )	0.88% (c)	0.73% (c),(d)	2.08%	1%	$11,528
Year Ended 10/31/2021	$12.09	2.84%	0.90%	0.75% (d)	1.89%	3%	$20,315
Institutional Class
Six Months Ended 4/30/2026 (Unaudited)	$11.18	1.57%	0.71%	0.49%	2.79%	4%	$31,555
Year Ended 10/31/2025	$11.16	3.86%	0.69% (c)	0.49% (c),(d)	2.71%	12%	$32,194
Year Ended 10/31/2024	$11.04	6.75%	0.67% (c)	0.49% (c),(d)	2.56%	13%	$32,947
Year Ended 10/31/2023	$10.61	2.24%	0.66% (c)	0.50% (c),(d)	2.59%	12%	$36,748
Year Ended 10/31/2022	$10.65	(9.61% )	0.64% (c)	0.48% (c),(d)	2.30%	1%	$34,890
Year Ended 10/31/2021	$12.09	3.09%	0.65%	0.50% (d)	2.14%	3%	$173,347
Institutional 2 Class
Six Months Ended 4/30/2026 (Unaudited)	$11.20	1.59%	0.67%	0.45%	2.83%	4%	$19,431
Year Ended 10/31/2025	$11.18	3.90%	0.66% (c)	0.45% (c)	2.76%	12%	$18,897
Year Ended 10/31/2024	$11.06	6.79%	0.63% (c)	0.45% (c)	2.61%	13%	$14,661
Year Ended 10/31/2023	$10.63	2.39%	0.61% (c)	0.44% (c)	2.65%	12%	$11,236
Year Ended 10/31/2022	$10.66	(9.63% )	0.59% (c)	0.43% (c)	2.46%	1%	$6,893
Year Ended 10/31/2021	$12.11	3.16%	0.58%	0.43%	2.21%	3%	$4,284
Institutional 3 Class
Six Months Ended 4/30/2026 (Unaudited)	$11.22	1.62%	0.62%	0.40%	2.87%	4%	$18,382
Year Ended 10/31/2025	$11.20	3.94%	0.60% (c)	0.40% (c)	2.79%	12%	$24,620
Year Ended 10/31/2024	$11.08	6.84%	0.58% (c)	0.40% (c)	2.66%	13%	$33,771
Year Ended 10/31/2023	$10.65	2.44%	0.55% (c)	0.39% (c)	2.69%	12%	$48,351
Year Ended 10/31/2022	$10.68	(9.64% )	0.55% (c)	0.38% (c)	2.73%	1%	$79,079
Year Ended 10/31/2021	$12.14	3.29%	0.53%	0.38%	2.26%	3%	$1,259
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia New York Intermediate Municipal Bond Fund  | 2026
15

Notes to Financial Statements
April 30, 2026 (Unaudited)
Note 1. Organization
Columbia New York Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
16
Columbia New York Intermediate Municipal Bond Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026 (Unaudited)
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Columbia New York Intermediate Municipal Bond Fund  | 2026
17

Notes to Financial Statements (continued)
April 30, 2026 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2026 was 0.47% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
18
Columbia New York Intermediate Municipal Bond Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended April 30, 2026, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.09
Institutional Class	0.09
Institutional 2 Class	0.05
Institutional 3 Class	0.00
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2026, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, a distribution and shareholder service plan (the Plan) applicable to Class A shares, which sets the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plan, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended April 30, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75 (a)	992

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
The Fund’s other share classes are not subject to sales charges.
Columbia New York Intermediate Municipal Bond Fund  | 2026
19

Notes to Financial Statements (continued)
April 30, 2026 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	March 1, 2026 through February 28, 2027 (%)	Prior to March 1, 2026 (%)
Class A	0.75	0.75
Institutional Class	0.50	0.50
Institutional 2 Class	0.45	0.45
Institutional 3 Class	0.40	0.41
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
78,709,000	612,000	(491,000)	121,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(178,333)	(4,095,757)	(4,274,090)
20
Columbia New York Intermediate Municipal Bond Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $3,121,961 and $10,139,705, respectively, for the six months ended April 30, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended April 30, 2026.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended April 30, 2026.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Columbia New York Intermediate Municipal Bond Fund  | 2026
21

Notes to Financial Statements (continued)
April 30, 2026 (Unaudited)
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At April 30, 2026, one unaffiliated shareholder of record owned 29.3% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe these proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
22
Columbia New York Intermediate Municipal Bond Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia New York Intermediate Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR204_(06/26)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in “Compensation of board members” and “Deferred compensation of board members” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR. Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in “Compensation of chief compliance officer” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR. Not applicable for semiannual reports.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Columbia Funds Series Trust I

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	June 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	June 22, 2026

By:	/s/ Charles H. Chiesa
Name:	Charles H. Chiesa
Title:	Treasurer, Chief Financial Officer, Chief Accounting Officer and Principal Financial Officer

Date:	June 22, 2026